Registration No. 2-74288
		811-3275

U. S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF
1933

[   ]  Pre-Effective Amendment No.

[X]    Post-Effective Amendment  No. 69

REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940,
Amendment No. 71

SMITH BARNEY INVESTMENT FUNDS INC.
(Exact name of Registrant as Specified in Charter)
388 Greenwich Street, New York, New York 10013
(Address of Principal Executive Offices) (Zip Code)
(800)-451-2010
(Registrant's Telephone Number, including Area
Code:)
Christina T. Sydor
388 Greenwich Street, New York, New York 10013(22nd
Floor)
(Name and Address of Agent For Service)
Continuous
(Approximate Date of Proposed Public Offering)

It is proposed that this filing will become
effective:
	immediately upon filing pursuant to Paragraph
(b) of
Rule 485
	On (date) pursuant to paragraph (b) of Rule
485
	60 days after filing pursuant to paragraph
(a)(1) of
Rule 485
On (date) pursuant to paragraph (a)(1) of
Rule 485
XXX	75 days after filing pursuant to paragraph
(a)(2) of
Rule 485
       On (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Shares of
Common
Stock

PART A

[SB] SMITH BARNEY
[MF] MUTUAL FUNDS

P R O S P E C T U S


Premier Selections

All Cap Growth

Fund

Class A, B, L and Y Shares

May 24, 2000

The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime. 77664 SB Large Cap Cvr 3/9/00 22:19 Page 1

Premier Selections Fund

                   Contents

Investments, risks and performance..........................................   2

More on the fund's investments..............................................   9

Management..................................................................  12

Subscription offering period................................................  13

Choosing a class of shares to buy...........................................  14

Comparing the fund's classes................................................  15

Sales charges...............................................................  16

More about deferred sales charges...........................................  18

Buying shares...............................................................  19

Exchanging shares...........................................................  20

Redeeming shares............................................................  22

Other things to know about share transactions...............................  24

Salomon Smith Barney Retirement Programs....................................  26

Dividends, distributions, and taxes.........................................  27

Share price.................................................................  28

You should know: An investment in the fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency.

                                                       Smith Barney Mutual Funds

 Investments, risks and performance

The Premier Selections All Cap Growth Fund is made up of a Large Cap Growth portion, Mid Cap Growth portion and a Small Cap Growth portion (collectively the "fund").

Investment objective
Long-term capital growth.

Principal investment strategies
Key investments
Large Cap Growth portion This portion invests primarily in equity securities of companies with large market capitalizations. Large capitalization companies are those with total market capitalizations of $5 billion or more at the time of investment. Equity securities include U.S. exchange traded and over-the-counter common stocks, debt securities convertible into equity securities, and warrants and rights relating to equity securities.

Mid Cap Growth portion This portion invests primarily in equity securities of medium sized companies. Medium sized companies are those whose market capital-ization is within the market capitalization range of companies in the S&P MidCap Index (the "Index") at the time of this portion's investment. The size of the companies in the Index changes with market conditions and the composi-tion of the Index. As of January 29, 1999, the largest market capitalization of a company in the Index was $11.4 billion and the smallest market capitalization was $0.24 billion. Equity securities include exchange traded and over-the-counter common stocks, preferred stocks, debt securities convertible into equity securities and warrants and rights relating to equity securities. This portion of the fund may also invest up to 25% of its assets in securities of foreign issuers both directly and through depositary receipts for those securi-ties.

Small Cap Growth portion This portion invests primarily in equity securities of high growth companies. These companies possess a market capitalization within the market capitalization range of companies in the Russell 2000 Growth Index (the "Index") at the time of this portion's investment. The size of the compa-nies in the Index changes with market conditions and the composition of the Index. As of September 30, 1999, the largest market capitalization of a company in the Index was $3.5 billion. Equity securities include exchange traded and over-the-counter common stocks, preferred stocks, debt securities convertible into equity securities and warrants and rights relating to equity securities. This portion of the fund may

Premier Selections Fund
invest up to 35% of its assets in equity securities of companies with market capitalizations outside the range of companies in the Index.

Selection process The fund's strategy is to combine the efforts of three portfolio managers and to invest in the most attractive stock selections in the opinion of each portfolio manager. Each portfolio manager builds a portfolio of stocks which he or she believes will offer superior long-term capital growth potential. Each portfolio manager may utilize up to one third of the assets to select stocks. In connection with the execution of purchases and sales, each portfolio manager may hold temporarily more or fewer securities than represented by one third of the fund's assets. The size of the fund's position in any particular security will be determined by SSB Citi Fund Management LLC (successor to SSBC Fund Management Inc.) (the "Manager") based on the recommendation of the portfolio managers.

In order to maintain an approximately equal division of all of the fund's assets between the three portfolio managers, the Manager will:

 .Divide all daily cash inflows (purchases and reinvested distributions) and outflows (redemptions and expense items) between the two portfolio managers

 .Rebalance the assets available for investment by each portfolio manager quar-terly to take account of market fluctuations in order to maintain the approx-imately equal allocation

 .Rebalance the allocation of securities in the fund's portfolio at any time in which the percentage of the fund's portfolio invested in either Large Cap, Mid Cap and Small Cap Growth securities equals or exceeds 55% of the fund's total assets invested in both value and growth securities for a period of more than 10 days

As a consequence of the rebalancing of assets described above, the Manager will reallocate assets from the better performing investment style to the other. Reallocations may result in early recognition of taxable gains and in addi-tional transaction costs to the extent that the sales of securities as part of these reallocations result in higher portfolio turnover. In addition, if one portfolio manager buys a security during a time frame when the other portfolio manager sells it, the net position of the fund in the security may be approxi-mately the same as it would have been with a single portfolio manager and no such sale and purchase. The Manager will consider these costs in determining the allocation and reallocation of assets. Where possible, in these instances, the Manager will seek to avoid transaction costs.

Large Cap Growth portion The Large Cap Growth portion manager emphasizes indi-vidual security selection while diversifying this portion of the fund's invest-ments across industries, which may help to reduce risk. The Large Cap Growth portion manager attempts to identify established large capitalization companies with the highest growth potential. The

                                                       Smith Barney Mutual Funds

Large Cap Growth portion manager then analyzes each company in detail, ranking its management, strategy and competitive market position. Finally, the Large Cap Growth portion manager attempts to identify the best values available among the growth companies identified.

In selecting individual companies for investment, the Large Cap Growth portion manager considers:

 .Favorable earnings prospects
 .Technological innovation
 .Industry dominance
 .Competitive products and services
 .Global scope
 .Long term operating history
 .Consistent and sustainable long-term growth in dividends and earnings per share
 .Strong cash flow
 .High return on equity
 .Strong financial condition
 .Experienced and effective management

Mid Cap Growth portion The Mid Cap Growth portion manager focuses on medium capitalization companies that exhibit attractive growth characteristics. The Mid Cap Growth portion manager selects individual "growth" stocks for invest-ment in two ways: by identifying those companies which exhibit the most favora-ble growth prospects and by identifying those companies which have favorable valuations relative to their growth characteristics. This strategy is commonly known as "growth at a reasonable price" and offers investors style diversifica-tion within a single mutual fund. In selecting individual companies for invest-ment, Mid Cap Growth portion the manager considers:

 .Growth characteristics, including high historic growth rates and high relative growth compared with companies in the same industry or sector
 .Increasing profits and sales
 .Competitive advantages that could be more fully exploited by a company .Skilled management committed to long-term growth
 .Potential for a long-term investment by this portion of the fund

The Mid Cap Growth portion manager uses fundamental research to find stocks with strong growth potential and also uses quantitative analysis to determine whether these stocks are relatively undervalued or overvalued compared to stocks with similar fundamental characteristics. The Mid Cap Growth portion manager's quantitative valuations determine whether and when this portion of the fund will purchase or sell the stocks it identifies through fundamental research.

Premier Selections Fund

Small Cap Growth portion The Small Cap Growth portion manager focuses on small capitalization companies that exhibit attractive growth character-istics. The Small Cap Growth portion manager selects individual stocks for investment by identifying those companies which exhibit the most favorable growth prospects. In selecting individual companies for investment, the Small Cap Growth portion manager considers:

 .Growth characteristics, including high historic growth rates and high fore-
  casted growth of sales, profits and return on equity
 .Innovative companies at the cutting edge of positive and dynamic demographic and economic trends
 .Products and services that give the company a competitive advantage
 .Skilled management committed to long-term growth
 .Potential for a long-term investment by this portion of the fund

The Small Cap Growth portion manager uses a disciplined investment process to identify small financially sound growth companies that exhibit the potential to become much larger and more successful. Elements of this process include funda-mental research, evaluation of key management and screening techniques.

Principal risks of investing in the fund
Investors could lose money on their investments in the fund, or the fund may not perform as well as other investments, if:

Large Cap, Mid Cap and Small Cap Growth portions
 .U.S. stock markets go down, or perform poorly relative to other types of investments
 .An adverse company specific event, such as an unfavorable earnings report, negatively affects the stock price of a company in which the fund invests

Large Cap Growth portion
 .Large capitalization stock falls out of favor with investors
 .The manager's judgement about the attractiveness, growth prospects or poten-tial appreciation of a particular stock proves to be incorrect

Mid Cap Growth portion
 .Medium capitalization stocks fall out of favor with investors. Because one third of the fund's assets are invested primarily in medium capitalization companies, an investment in the fund may be more volatile and more suscepti-ble to loss than an investment in a fund which invests primarily in large capitalization companies. Medium capitalization companies may have more lim-ited product lines, markets and financial resources than large capitalization companies. They may have shorter operating histories and more erratic busi-nesses, although they generally have more established businesses than small capitalization companies.

                                                       Smith Barney Mutual Funds

  The prices of medium capitalization company stocks tend to be more volatile than the prices of large capitalization company stocks.

Small Cap Growth portion
 .Key economic trends become materially unfavorable, such as rising interest rates and levels of inflation or slowdown of economic growth
 .Small capitalization stocks underperform mid capitalization and large capital-ization stocks. Because one third of the fund's assets are invested primarily in small capitalization growth companies, an investment in the fund may be more volatile and more susceptible to loss than an investment in a fund which invests primarily in large capitalization companies. Small capitalization companies may have more limited product lines, markets and financial resources than large capitalization companies. They may have shorter operat-ing histories and more erratic businesses. In addition, small capitalization company stocks may be less liquid than large capitalization company stocks.

Who may want to invest The fund may be an appropriate investment if you:

Large Cap and Mid Cap Growth portions
 .Are seeking to participate in the long-term growth potential of the U.S. stock market

Large Cap Growth portion
 .Are looking for an investment with potentially greater return but higher risk than fixed income investments

Large Cap, Mid Cap and Small Cap Growth portion
 .Are willing to accept the risks of the stock market

Mid Cap and Small Cap Growth portion
 .Are looking for an investment with potentially greater return but higher risk than a fund that invests primarily in large cap companies

Small Cap Growth portion
 .Are seeking to participate in the long term potential of small capitalization growth companies
 .Are willing to accept the special risks and potential long term rewards of investing in smaller companies with limited track records
 .Are seeking diversification

Performance
Because this fund was added as a series to Smith Barney Investment Funds Inc. this year, the fund does not yet have a sufficient operating history to gener-ate the performance information which other Smith Barney funds show in bar and table form in this location of the prospectus.

Premier Selections Fund

Fee table
This table sets forth the fees and expenses you will pay if you invest in fund shares. Annual fund operating expense figures are based on estimated expenses for the fiscal period ending April 30, 2000.

                                Shareholder fees

(fees paid directly from your investment)       Class A Class B Class L Class Y
Maximum sales charge (load) imposed on
purchases
(as a % of offering price)                       5.00%    None   1.00%   None
Maximum deferred sales charge (load) (as a %
of the lower of net asset value at purchase or
redemption)                                      None*   5.00%   1.00%   None

                         Annual fund operating expenses
Expenses deducted from fund assets              Class A Class B Class L Class Y
Management fee                                    [ ]%    [ ]%    [ ]%   [ ]%
Distribution and service (12b-1) fees            0.25%   1.00%   1.00%   None
Other expenses**                                     %       %       %      %
                                                 -----   -----   -----   ----
Total annual fund operating expenses                 %       %       %      %

*You may buy Class A shares in amounts of $500,000 or more at net asset value (without an initial sales charge) but if you redeem those shares within 12 months of their purchase, you will pay a deferred sales charge of 1.00%. **The amounts set forth in "Other expenses" have been estimated based on expenses the fund expects to incur during its first full fiscal year

                                                       Smith Barney Mutual Funds

Example
This example helps you compare the costs of investing in the fund with the costs of investing in other mutual funds. Your actual costs may be higher or lower. The example assumes:
 .You invest $10,000 in the fund for the period shown
 .You redeem all of your shares at the end of the period
 .Your investment has a 5% return each year
 .You reinvest all distributions and dividends without a sales charge
 .The fund's operating expenses remain the same

                      Number of years you own your shares

                                       1 year 3 years
Class A (with or without redemption)    $       $
Class B (redemption at end of period)   $       $
Class B (no redemption)                 $       $
Class L (redemption at end of period)   $       $
Class L (no redemption)                 $       $
Class Y (with or without redemption)    $       $

Premier Selections Fund

 More on the fund's investments


Mid Cap Growth Portion
Secondary investment practices The fund may invest up to 35% of its assets in equity securities of companies with market capitalizations outside the market capitalization range of companies in the Index (i.e., small or large capital-ization companies).

Foreign investments The fund's investments in securities of foreign issuers involve greater risk than investments in securities of U.S. issuers. Many for-eign countries the fund invests in have markets that are less liquid and more volatile than markets in the U.S. In some foreign countries, less information is available about foreign issuers and markets because of less rigorous accounting and regulatory standards than in the U.S. Currency fluctuations could erase investment gains or add to investment losses. The risks of invest-ing in foreign securities are greater for securities of emerging market issuers because political or economic instability, lack of market liquidity, and nega-tive government actions like currency controls or seizure of private businesses or property are more likely.

Small Cap Growth Portion
Foreign investments The fund may invest up to 10% of its assets (at the time of investment) in foreign securities. The fund may invest directly in foreign issuers or invest in depositary receipts. The fund's investments in securities of foreign issuers involve greater risk than investments in securities of U.S. issuers. Because the value of a depositary receipt is dependent upon the market price of an underlying foreign security, depositary receipts are subject to most of the risks associated with investing in foreign securities directly. Foreign countries generally have markets that are less liquid and more volatile than markets in the U.S. In some foreign countries, less information is avail-able about foreign issuers and markets because of less rigorous accounting and regulatory standards than in the U.S. Currency fluctuations could erase invest-ment gains or add to investment losses.

Other investments

Large Cap Growth & Mid Cap Growth Portion
Short-term investments While the fund intends to invest substantially all of its assets in equity securities, the fund may maintain up to 35% of its assets in money market instruments and/or cash to pay expenses and meet redemption requests. Generally, the value of these fixed income obligations

                                                       Smith Barney Mutual Funds
will go down if interest rates go up, the credit rating of the security is downgraded or the issuer defaults on its obligation to pay principal or inter-est.

Small Cap Growth Portion
Short-term debt securities While the fund intends to be substantially fully invested in equity securities, the fund may maintain a portion of its assets (normally not more than 10%) in money market instruments and/or cash to pay expenses and meet redemption requests. Generally, the value of these fixed income obligations will decline if interest rates rise, the credit rating of the security is downgraded or the issuer defaults on its obligation to pay principal or interest.

Large Cap Growth Portion
The fund may invest up to 35% of its assets in equity securities of companies with total market capitalizations below $5 billion (i.e., medium or small capi-talization companies). The fund may invest up to 10% of its net assets in the securities of foreign issuers in the form of depositary receipts representing an interest in those securities.

Because the value of a depositary receipt is dependent upon the market price of an underlying foreign security, depositary receipts are subject to most of the risks associated with investing in foreign securities directly. Foreign coun-tries generally have markets that are less liquid and more volatile than mar-kets in the U.S. In some foreign countries, less information is available about foreign issuers and markets because of less rigorous accounting and regulatory standards than in the U.S. Currency fluctuations could erase investment gains or add to investment losses.

Mid Cap Growth & Small Cap Growth Portion
Derivatives and hedging techniques The fund may, but need not, use derivative contracts, such as futures and options on securities, securities indices or currencies; options on these futures; forward currency contracts; and interest rate or currency swaps for any of the following purposes:

 .To hedge against the economic impact of adverse changes in the market value of its securities, because of changes in stock market prices, currency exchange rates or interest rates.
 .As a substitute for buying or selling securities.

A derivative contract will obligate or entitle the fund to deliver or receive an asset or cash payment based on the change in value of one or more securi-ties, currencies or indices. Even a small investment in derivative

Premier Selections Fund
contracts can have a big impact on the fund's stock market, currency and inter-est rate exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. The fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the fund's holdings.

The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make the fund less liquid and harder to value, especially in declining markets.

Mid Cap Growth Portion
In Europe, Economic and Monetary Union (EMU) and the introduction of a single currency began on January 1, 1999. There are significant political and economic risks associated with EMU, which may increase the volatility of the Fund's European investments and present valuation problems.

Large Cap Growth, Mid Cap Growth & Small Cap Growth Portion
Defensive Investing The fund may depart from its principal investment strate-gies in response to adverse market, economic or political conditions by taking temporary defensive positions in all types of money market instruments. If the fund takes a temporary defensive position, it may be unable to achieve its investment goal.

Master/feeder option The fund may in the future seek to achieve its investment objective by investing all of its net assets in another investment company hav-ing the same investment objective and substantially the same investment poli-cies and restrictions as those applicable to the fund. Shareholders of the fund will be given at least 30 days prior notice of any such investment.

                                                       Smith Barney Mutual Funds

 Management

Manager The fund's Manager is SSB Citi Fund Management LLC, an affiliate of Salomon Smith Barney Inc. The Manager's address is 388 Greenwich Street, New York, New York 10013. The Manager selects the fund's investments and oversees its operations. The Manager and Salomon Smith Barney are subsidiaries of Citigroup Inc. Citigroup businesses produce a broad range of financial servic-es--asset management, banking and consumer finance, credit and charge cards, insurance, investments, investment banking and trading--and use diverse chan-nels to make them available to consumer and corporate customers around the world.

Alan Blake, investment officer of the Manager and managing director of Salomon Smith Barney, is the portfolio manager responsible for the day-to-day manage-ment of the fund's portfolio. Mr. Blake has more than 20 years of securities business experience.

Lawrence Weissman, investment officer of the Manager and managing director of Salomon Smith Barney, is the portfolio manager responsible for the day- to-day management of the fund's portfolio. Mr. Weissman has more than 14 years of securities business experience.

Timothy Woods, CFA, investment officer of the Manager and managing director of Salomon Smith Barney, is responsible for the day-to-day management of the fund's portfolio. Mr. Woods has more than 15 years of securities business expe-rience.

The Manager will monitor the fund's investments to ensure that the fund complies with its investment policies. The Manager will rebalance the alloca-tion of value and growth securities in the fund's portfolio at the end of each quarter and at any time in which the percentage of the fund's portfolio invested in either value or growth securities equals or exceeds 55% of the fund's total assets invested in both value and growth securities for a period of more than 10 days. The Manager will also monitor the fund's portfolio to ensure that no more than 25% of the fund's assets are concentrated in the secu-rities of companies in the same industry.

Management fees The Manager will be paid an advisory fee equal to 0.75% of the fund's average daily net assets.

Distributor The fund has entered into an agreement with CFBDS, Inc. to distrib-ute the fund's shares. A selling group consisting of Salomon Smith Barney and other broker-dealers sells fund shares to the public.

Premier Selections Fund

Distribution plan The fund has adopted a Rule 12b-1 distribution plan for its Class A, B and L shares. Under the plan, the fund pays distribution and/or service fees. These fees are an ongoing expense and, over time, may cost you more than other types of sales charges.

Transfer agent and shareholder servicing agent Smith Barney Private Trust Com-pany serves as the fund's transfer agent and shareholder servicing agent (the "transfer agent"). Pursuant to a sub-transfer agency and services agreement with the transfer agent, PFPC Global Fund Services serves as the fund's sub-transfer agent (the "sub-transfer agent") to render certain shareholder record keeping and accounting services and functions.

 Subscription offering period

Salomon Smith Barney and other broker-dealers in the selling group will solicit subscriptions for shares of the fund during the initial offering period, which
is scheduled to end on      . On the third business day after termination of
the initial offering period, subscriptions for the shares will be payable, shares will be issued and the fund will commence investment operations.

The fund will suspend the offering of shares to new investors on        . This
suspension, which is expected to last two weeks, may be lengthened or shortened at the fund's discretion. During the suspension, existing shareholders of the fund may still purchase, redeem or exchange fund shares. After the suspension, the fund will commence a continuous offering of shares to the public. The con-
tinuous offering period is expected to begin on or about      .

For more information on how to subscribe for fund shares during the subscrip-tion offering period, please contact a Salomon Smith Barney Financial Consul-tant.


                                                       Smith Barney Mutual Funds

 Choosing a class of shares to buy

You can choose among four classes of shares: Classes A, B, L and Y. Each class has different sales charges and expenses, allowing you to choose the class that best meets your needs. Which class is more beneficial to an investor depends on the amount and intended length of the investment.

 .If you plan to invest regularly or in large amounts, buying Class A shares may help you reduce sales charges and ongoing expenses.
 .For Class B shares, all of your purchase amount and, for Class L shares, more of your purchase amount (compared to Class A shares) will be immediately invested. This may help offset the higher expenses of Class B and Class L shares, but only if the fund performs well.
 .Class L shares have a shorter deferred sales charge period than Class B shares. However, because Class B shares convert to Class A shares, and Class
  L shares do not, Class B shares may be more attractive to long-term invest-ors.

You may buy shares from:

 .A Salomon Smith Barney Financial Consultant
 .An investment dealer in the selling group or a broker that clears through Sal-
  omon Smith Barney--a dealer representative
 .The fund, but only if you are investing through certain qualified plans or certain dealer representatives

Investment minimums Minimum initial and additional investment amounts vary depending on the class of shares you buy and the nature of your investment account.

                                                 Initial           Additional
                                       Classes A, B, L Class Y     All Classes
General                                    $1,000      $15 million     $50
IRAs, Self Employed Retirement Plans,
Uniform Gift to Minor Accounts              $250       $15 million     $50
Qualified Retirement Plans*                  $25       $15 million     $25
Simple IRAs                                  $1            n/a         $1
Monthly Systematic Investment Plans          $25           n/a         $25
Quarterly Systematic Investment Plans        $50           n/a         $50

* Qualified Retirement Plans are retirement plans qualified under Section 403(b)(7) or Section 401(a) of the Internal Revenue Code, including 401(k) plans

Premier Selections Fund

 Comparing the fund's classes

Your Salomon Smith Barney Financial Consultant or dealer representative can help you decide which class meets your goals. They may receive different com-pensation depending upon which class you choose.

                         Class A     Class B     Class L     Class Y
Key features             .Initial    .No initial .Initial    .No initial
                          sales       sales       sales       or
                          charge      charge      charge is   deferred
                          .You may    .Deferred   lower than  sales
                          qualify     sales       Class A     charge
                          for reduc-  charge      .Deferred   .Must
                          tion or     declines    sales       invest at
                          waiver of   over time   charge for  least $15
                          initial     .Converts   only 1      million
                          sales       to Class A  year        .Lower
                          charge      after 8     .Does not   annual
                          .Lower      years       convert to  expenses
                          annual      .Higher     Class A     than the
                          expenses    annual      .Higher     other
                          than Class  expenses    annual      classes
                          B and       than Class  expenses
                          Class L     A           than Class
                                                  A
------------------------------------------------------------------------
Initial sales charge     Up to       None        1.00%       None
                         5.00%;
                         reduced for
                         large pur-
                         chases and
                         waived for
                         certain
                         investors.
                         No charge
                         for pur-
                         chases of
                         $500,000 or
                         more
------------------------------------------------------------------------
Deferred sales charge    1.00% on    Up to 5.00% 1.00% if    None
                         purchases   charged     you redeem
                         of $500,000 when you    within 1
                         or more if  redeem      year of
                         you redeem  shares. The purchase
                         within 1    charge is
                         year of     reduced
                         purchase    over time
                                     and there
                                     is no
                                     deferred
                                     sales
                                     charge
                                     after 6
                                     years
------------------------------------------------------------------------
Annual distribution and  0.25% of    1.00% of    1.00% of    None
service fees             average     average     average
                         daily net   daily net   daily net
                         assets      assets      assets
------------------------------------------------------------------------
Exchange privilege*      Class A     Class B     Class L     Class Y
                         shares of   shares of   shares of   shares of
                         most Smith  most Smith  most Smith  most Smith
                         Barney      Barney      Barney      Barney
                         funds       funds       funds       funds
------------------------------------------------------------------------

*Ask your Salomon Smith Barney Financial Consultant or dealer representative or visit the web site for the Smith Barney funds available for exchange.

                                                       Smith Barney Mutual Funds

 Sales charges

Class A shares
You buy Class A shares at the offering price, which is the net asset value plus a sales charge. You pay a lower sales charge as the size of your investment increases to certain levels called breakpoints. You do not pay a sales charge on the fund's distributions or dividends you reinvest in additional Class A shares.

                                 Sales Charge as a % of
                                 Offering  Net amount
Amount of purchase               price (%) invested (%)
Less than $25,000                  5.00        5.26
$25,000 but less than $50,000      4.00        4.17
$50,000 but less than $100,000     3.50        3.63
$100,000 but less than $250,000    3.00        3.09
$250,000 but less than $500,000    2.00        2.04
$500,000 or more                    -0-         -0-

Investments of $500,000 or more You do not pay an initial sales charge when you buy $500,000 or more of Class A shares. However, if you redeem these Class A shares within one year of purchase, you will pay a deferred sales charge of 1.00%.

Qualifying for a reduced Class A sales charge There are several ways you can combine multiple purchases of Class A shares of Smith Barney funds to take advantage of the breakpoints in the sales charge schedule.

 .Accumulation privilege - lets you combine the current value of Class A shares owned

 .by you, or
 .by members of your immediate family

 and for which a sales charge was paid, with the amount of your next purchase of Class A shares for purposes of calculating the initial sales charge. Cer-tain trustees and fiduciaries may be entitled to combine accounts in deter-mining their sales charge.

 .Letter of intent - lets you purchase Class A shares of the fund and other
  Smith Barney funds over a 13-month period and pay the same sales

Premier Selections Fund
  charge, if any, as if all shares had been purchased at once. You may include purchases on which you paid a sales charge made within 90 days before you sign the letter.

Waivers for certain Class A investors Class A initial sales charges are waived for certain types of investors, including:

 .Employees of members of the NASD
 .403(b) or 401(k) retirement plans, if certain conditions are met
 .Clients of newly employed Salomon Smith Barney Financial Consultants, if cer-
  tain conditions are met
 .Investors who redeemed Class A shares of a Smith Barney fund in the past 60 days, if the investor's Salomon Smith Barney Financial Consultant or dealer representative is notified

If you want to learn about additional waivers of Class A initial sales charges, contact your Salomon Smith Barney Financial Consultant or dealer representative or consult the Statement of Additional Information ("SAI").

Class B shares
You buy Class B shares at net asset value without paying an initial sales charge. However, if you redeem your Class B shares within six years of pur-chase, you will pay a deferred sales charge. The deferred sales charge decreases as the number of years since your purchase increases.

                                                6th through
Year after purchase    1st  2nd  3rd  4th  5th      8th
Deferred sales charge    5%   4%   3%   2%   1%       0%

Class B conversion After 8 years, Class B shares automatically convert into Class A shares. This helps you because Class A shares have lower annual expenses. Your Class B shares will convert to Class A shares as follows:

Shares issued:                          Shares issued:     Shares issued:
At initial purchase                     On reinvestment of Upon exchange from
                                        dividends and      another Smith
                                        distributions      Barney fund
Eight years after the date of purchase  In same proportion On the date the
                                        as the number of   shares originally
                                        Class B shares     acquired would
                                        converting is to   have converted
                                        total Class B      into Class A
                                        shares you own     shares
                                        (excluding shares
                                        issued as a
                                        dividend)

                                                       Smith Barney Mutual Funds

Class L shares
You buy Class L shares at the offering price, which is the net asset value plus a sales charge of 1.00% (1.01% of the net amount invested). In addition, if you redeem your Class L shares within one year of purchase, you will pay a deferred sales charge of 1.00%. Until June 22, 2001, purchases of Class L shares by investors who were holders of Class C shares of other Smith Barney mutual funds on June 12, 1998 will not be subject to the 1.00% initial sales charge.

Class Y shares
You buy Class Y shares at net asset value with no initial sales charge and no deferred sales charge when you redeem. You must meet the $15,000,000 initial investment requirement. You can use a letter of intent to meet this requirement by buying Class Y shares of the fund over a 13-month period. To qualify, you must initially invest $5,000,000.

 More about deferred sales charges

The deferred sales charge is based on the net asset value at the time of pur-chase or redemption, whichever is less, and therefore, you do not pay a sales charge on amounts representing appreciation or depreciation.

In addition, you do not pay a deferred sales charge on:

 .Shares exchanged for shares of another Smith Barney fund
 .Shares representing reinvested distributions and dividends
 .Shares no longer subject to the deferred sales charge

Each time you place a request to sell shares, the fund will first sell any shares in your account that are not subject to a deferred sales charge and then the shares in your account that have been held the longest.

If you redeemed shares of a Smith Barney fund in the past 60 days and paid a deferred sales charge, you may buy shares of the fund at the current net asset value and be credited with the amount of the deferred sales charge, if you notify your Salomon Smith Barney Financial Consultant or dealer representative.

Salomon Smith Barney receives deferred sales charges as partial compensation for its expenses in selling shares, including the payment of compensation to your Salomon Smith Barney Financial Consultant or dealer representative.


Premier Selections Fund

Deferred sales charge waivers
The deferred sales charge for each share class will generally be waived:

 .On payments made through certain systematic withdrawal plans
 .On certain distributions from a retirement plan
 .For involuntary redemptions of small account balances
 .For 12 months following the death or disability of a shareholder

If you want to learn more about additional waivers of deferred sales charges, contact your Salomon Smith Barney Financial Consultant or dealer representative or consult the SAI.

 Buying shares

     Through a   You should contact your Salomon Smith Barney Financial Con-
 Salomon Smith   sultant or dealer representative to open a brokerage account
        Barney   and make arrangements to buy shares.
     Financial
 Consultant or   If you do not provide the following information, your order
        dealer   will be rejected
representative
                 .Class of shares being bought
                 .Dollar amount or number of shares being bought

                 You should pay for your shares through your brokerage account no later than the third business day after you place your
                 order. Salomon Smith Barney or your dealer representative may charge an annual account maintenance fee.
--------------------------------------------------------------------------------
   Through the   Qualified retirement plans and certain other investors who
   fund's sub-   are clients of the selling group are eligible to buy shares
      transfer   directly from the fund.
         agent
                 .Write the sub-transfer agent at the following address:
                      Premier Selections All Cap Growth Fund Smith Barney Investment Funds Inc.
                      (Specify class of shares)
                      c/o PFPC Global Fund Services
                      P.O. Box 9699
                      Providence, RI 02940-9699
                 .Enclose a check made payable to the fund to pay for the
                   shares. For initial purchases, complete and send an account application.
                 .For more information, call the transfer agent at 1-800-451-
                   2010.

                                                       Smith Barney Mutual Funds

     Through a   You may authorize Salomon Smith Barney, your dealer represen-
    systematic   tative or the sub-transfer agent to transfer funds automati-
    investment   cally from a regular bank account, cash held in a Salomon
          plan   Smith Barney brokerage account or Smith Barney money market fund to buy shares on a regular basis.

                 .Amounts transferred should be at least: $25 monthly or $50 quarterly.
                 .If you do not have sufficient funds in your account on a
                   transfer date, Salomon Smith Barney, your dealer represen-tative or the sub-transfer agent may charge you a fee.

                 For more information, contact your Salomon Smith Barney Financial Consultant, dealer representative or the transfer agent or consult the SAI.


 Exchanging shares


  Smith Barney   You should contact your Salomon Smith Barney Financial Con-
      offers a   sultant or dealer representative to exchange into other Smith
   distinctive   Barney funds. Be sure to read the prospectus of the Smith
     family of   Barney fund you are exchanging into. An exchange is a taxable
         funds   transaction.
   tailored to
 help meet the   .You may exchange shares only for shares of the same class of
 varying needs     another Smith Barney fund. Not all Smith Barney funds offer
 of both large     all classes.
     and small   .Not all Smith Barney funds may be offered in your state of
     investors     residence. Contact your Salomon Smith Barney Financial Con-
                   sultant, dealer representative or the transfer agent for further information.
                 .You must meet the minimum investment amount for each fund.
                 .If you hold share certificates, the sub-transfer agent must receive the certificates endorsed for transfer or with signed stock powers (documents transferring ownership of certificates) before the exchange is effective.
                 .The fund may suspend or terminate your exchange privilege if you engage in an excessive pattern of exchanges.

Premier Selections Fund

     Waiver of   Your shares will not be subject to an initial sales charge at
    additional   the time of the exchange.
 sales charges

                 Your deferred sales charge (if any) will continue to be mea-
                 sured from the date of your original purchase. If the fund you exchange into has a higher deferred sales charge, you
                 will be subject to that charge. If you exchange at any time into a fund with a lower charge, the sales charge will not be reduced.
--------------------------------------------------------------------------------
  By telephone   If you do not have a brokerage account, you may be eligible to exchange shares through the transfer agent. You must com-plete an authorization form to authorize telephone transfers.
                 If eligible, you may make telephone exchanges on any day the New York Stock Exchange is open. Call the transfer agent at 1-800-451-2010 between 9:00 a.m. and 4:00 p.m. (Eastern time).

                 You can make telephone exchanges only between accounts that have identical registrations.
--------------------------------------------------------------------------------
       By mail If you do not have a Salomon Smith Barney brokerage account, contact your dealer representative or write to the sub-trans-fer agent at the address on the next page.

                                                       Smith Barney Mutual Funds

 Redeeming shares

     Generally   Contact your Salomon Smith Barney Financial Consultant or
                 dealer representative to redeem shares of the fund.

                 If you hold share certificates, the sub-transfer agent must receive the certificates endorsed for transfer or with signed stock powers before the redemption is effective.

                 If the shares are held by a fiduciary or corporation, other documents may be required.

                 Your redemption proceeds will be sent within three business days after your request is received in good order. However, if you recently purchased your shares by check, your redemp-tion proceeds will not be sent to you until your original check clears, which may take up to 15 days.

                 If you have a Salomon Smith Barney brokerage account, your redemption proceeds will be placed in your account and not reinvested without your specific instruction. In other cases, unless you direct otherwise, your redemption proceeds will be paid by check mailed to your address of record.
--------------------------------------------------------------------------------
       By mail For accounts held directly at the fund, send written requests to the sub-transfer agent at the following address:
                   Premier Selections All Cap Growth Fund Smith Barney Investment Funds Inc.
                   (Specify class of shares)
                   c/o PFPC Global Fund Services
                   P.O. Box 9699
                   Providence, RI 02940-9699

                 Your written request must provide the following:

                 .Your account number
                 .The class of shares and the dollar amount or number of
                   shares to be redeemed
                 .Signatures of each owner exactly as the account is regis-
                   tered

Premier Selections Fund

  By telephone   If you do not have a brokerage account, you may be eligible to redeem shares (except those held in retirement plans) in amounts up to $10,000 per day through the transfer agent. You must complete an authorization form to authorize telephone redemptions. If eligible, you may request redemptions by tel-ephone on any day the New York Stock Exchange is open. Call the transfer agent at 1-800-451-2010 between 9:00 a.m. and 4:00 p.m. (Eastern time).

                 Your redemption proceeds can be sent by check to your address of record or by wire transfer to a bank account designated on your authorization form. You must submit a new authorization form to change the bank account designated to receive wire transfers and you may be asked to provide certain other docu-
                 ments.
--------------------------------------------------------------------------------
     Automatic   You can arrange for the automatic redemption of a portion of
          cash   your shares on a monthly or quarterly basis. To qualify you
    withdrawal   must own shares of the fund with a value of at least $10,000
         plans   ($5,000 for retirement plan accounts) and each automatic
                 redemption must be at least $50. If your shares are subject to a deferred sales charge, the sales charge will be waived if your automatic payments do not exceed 1% per month of the value of your shares subject to a deferred sales charge.

                 The following conditions apply:

                 .Your shares must not be represented by certificates .All dividends and distributions must be reinvested

                 For more information, contact your Salomon Smith Barney Financial Consultant or dealer representative or consult the SAI.

                                                       Smith Barney Mutual Funds

 Other things to know about share transactions

When you buy, exchange or redeem shares, your request must be in good order. This means you have provided the following information, without which your request will not be processed:

 .Name of the fund
 .Account number
 .Class of shares being bought, exchanged or redeemed
 .Dollar amount or number of shares being bought, exchanged or redeemed .Signature of each owner exactly as the account is registered

The transfer agent will try to confirm that any telephone exchange or redemp-tion request is genuine by recording calls, asking the caller to provide a per-sonal identification number for the account, sending you a written confirmation or requiring other confirmation procedures from time to time.

Signature guarantees To be in good order, your redemption request must include a signature guarantee if you:

 .Are redeeming over $10,000 of shares
 .Are sending signed share certificates or stock powers to the sub-transfer agent
 .Instruct the sub-transfer agent to mail the check to an address different from the one on your account
 .Changed your account registration
 .Want the check paid to someone other than the account owner(s)
 .Are transferring the redemption proceeds to an account with a different regis-tration

You can obtain a signature guarantee from most banks, dealers, brokers, credit unions and federal savings and loan institutions, but not from a notary public.

The fund has the right to:

 .Suspend the offering of shares
 .Waive or change minimum and additional investment amounts
 .Reject any purchase or exchange order
 .Change, revoke or suspend the exchange privilege
 .Suspend telephone transactions

Premier Selections Fund

 .Suspend or postpone redemptions of shares on any day when trading on the New
  York Stock Exchange is restricted, or as otherwise permitted by the Securi-ties and Exchange Commission
 .Pay redemption proceeds by giving you securities. You may pay transaction costs to dispose of the securities

Small account balances If your account falls below $500 because of a redemption of fund shares, the fund may ask you to bring your account up to $500. If your account is still below $500 after 60 days, the fund may close your account and send you the redemption proceeds.

Excessive exchange transactions The Manager may determine that a pattern of frequent exchanges is detrimental to the fund's performance and other share-holders. If so, the fund may limit additional purchases and/or exchanges by the shareholder.

Share certificates The fund does not issue share certificates unless a written request signed by all registered owners is made to the sub-transfer agent. If you hold share certificates it will take longer to exchange or redeem shares.


                                                       Smith Barney Mutual Funds

 Salomon Smith Barney Retirement Programs

You may be eligible to participate in a retirement program sponsored by Salomon Smith Barney or one of its affiliates. The fund offers Class A shares at net asset value to participating plans under the programs. You can meet minimum investment and exchange amounts, if any, by combining the plan's investments in any of the Smith Barney mutual funds.

There are no sales charges when you buy or sell shares and the class of shares you may purchase depends on the amount of your initial investment and/or the date your account is opened. Once a class of shares is chosen, all additional purchases must be of the same class.

 .For accounts opened on or after March 1, 2000 that are not part of the Paychex offering, Class A shares may be purchased regardless of the amount invested.

 .For accounts opened prior to March 1, 2000 and for accounts that are part of the Paychex offering, the class of shares you may purchase depends on the amount of your initial investment:

 .Class A shares may be purchased by plans investing at least $1 million. .Class L shares may be purchased by plans investing less than $1 million.
   Class L shares are eligible to exchange into Class A shares not later than 8 years after the plan joined the program. They are eligible for exchange in the following circumstances:

If the account was opened on or after June 21, 1996 and a total of $1 million is invested in Smith Barney Funds Class L shares (other than money market funds), all Class L shares are eligible for exchange after the plan is in the program 5 years.

If the account was opened before June 21, 1996 and a total of $500,000 is invested in Smith Barney Funds Class L shares (other than money market funds) on December 31 in any year, all Class L shares are eligible for exchange on or about March 31 of the following year.

For more information, call you Salomon Smith Barney Financial Consultant or the transfer agent, or consult the SAI.

Premier Selections Fund

 Dividends, distributions and taxes

Dividends The fund pays dividends, if any, from its net investment income and makes capital gain distributions once a year, typically in December. The fund may pay additional distributions and dividends at other times if necessary for the fund to avoid a federal tax. Capital gain distributions and dividends are reinvested in additional fund shares of the same class you hold. The fund expects distributions to be primarily from capital gains. You do not pay a sales charge on reinvested distributions or dividends. Alternatively, you can instruct your Salomon Smith Barney Financial Consultant, dealer representative or the transfer agent to have your distributions and/or dividends paid in cash. You can change your choice at any time to be effective as of the next distribu-tion or dividend, except that any change given to the transfer agent less than five days before the payment date will not be effective until the next distri-bution or dividend is paid.

Taxes In general, redeeming shares, exchanging shares and receiving distribu-tions (whether in cash or additional shares) are all taxable events.

Transaction                            Federal tax status

Redemption or exchange of shares       Usually capital gain or
                                       loss; long-term only if
                                       shares owned more than
                                       one year

Long-term capital gain distributions   Long-term capital gain

Short-term capital gain distributions  Ordinary income

Dividends                              Ordinary income

Long-term capital gain distributions are taxable to you as long-term capital gain regardless of how long you have owned your shares. You may want to avoid buying shares when the fund is about to declare a capital gain distribution or a dividend, because it will be taxable to you even though it may actually be a return of a portion of your investment.

After the end of each year, the fund will provide you with information about the distributions and dividends you received and any redemptions of shares dur-ing the previous year. If you do not provide the fund with your correct tax-payer identification number and any required certifications, you may be subject to back-up withholding of 31% of your distributions, dividends, and redemption proceeds. Because each shareholder's circumstances are different and special tax rules may apply, you should consult your tax adviser about your investment in the fund.

                                                         Premier Selections Fund

 Share price

You may buy, exchange or redeem shares at their net asset value, plus any applicable sales charge, next determined after receipt of a request in good order. The fund's net asset value is the value of its assets minus its liabili-ties. Net asset value is calculated separately for each class of shares. The fund calculates its net asset value every day the New York Stock Exchange is open. The Exchange is closed on certain holidays listed in the SAI. This calcu-lation is done when regular trading closes on the Exchange (normally 4:00 p.m., Eastern time).

The fund generally values its fund securities based on market prices or quota-tions. When reliable market prices or quotations are not readily available, the fund may price those securities at fair value. Fair value is determined in accordance with procedures approved by the fund's board. A fund that uses fair value to price securities may value those securities higher or lower than another fund using market quotations to price the same securities.

In order to buy, redeem or exchange shares at that day's price, you must place your order with your Salomon Smith Barney Financial Consultant or dealer repre-sentative before the New York Stock Exchange closes. If the New York Stock Exchange closes early, you must place your order prior to the actual closing time. Otherwise, you will receive the next business day's price.

Salomon Smith Barney or members of the selling group must transmit all orders to buy, exchange or redeem shares to the fund's agent before the agent's close of business.

Smith Barney Mutual Funds

                    (This page is intentionally left blank.)

                                                              SalomonSmithBarney
                                                    ----------------------------
                                                    A member of citigroup [LOGO]

Premier Selections All Cap Growth Fund
A series of Smith Barney Investment Funds Inc.

Shareholder reports Annual and semiannual reports to shareholders provide addi-tional information about the fund's investments. These reports discuss the mar-ket conditions and investment strategies that affected the fund's performance.

The fund sends only one report to a household if more than one account has the same address. Contact your Salomon Smith Barney Financial Consultant, dealer representative or the transfer agent if you do not want this policy to apply to you.

Statement of additional information The statement of additional information provides more detailed information about the fund and is incorporated by refer-ence into (is legally part of) this prospectus.

You can make inquiries about the fund or obtain shareholder reports or the statement of additional information (without charge) by contacting your Salomon Smith Barney Financial Consultant or dealer representative, by calling the fund at 1-800-451-2010, or by writing to the fund at Smith Barney Mutual Funds, 388 Greenwich Street, MF2, New York, New York 10013.

Visit our web site. Our web site is located at www.smithbarney.com

Information about the Fund (including the SAI) can be reviewed and copied at the Commission's Public Reference Room in Washington D.C. In addition, informa-tion on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the Fund are available on the EDGAR Database on the Commission's Internet site at http://www.sec.gov. Copies of this information may be obtained for a duplicat-ing fee by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.

If someone makes a statement about the fund that is not in this prospectus, you should not rely upon that information. Neither the fund nor the distributor is offering to sell shares of the fund to any person to whom the fund may not law-fully sell its shares.

SMSalomon Smith Barney is a service mark of Salomon Smith Barney Inc.

(Investment Company Act file no. 811-3275)
FD[  ] 6/00

[LOGO]  Smith Barney
        Mutual Funds

P R O S P E C T U S

Premier
Selections Global
Growth Fund

Class A, B, L and Y Shares
-------------------------------------------------------------------------------
May 24, 2000

The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.

Premier Selections Fund

                   Contents

Investments, risks and performance..........................................   2

More on the fund's investments..............................................   9

Management..................................................................  11

Subscription offering period................................................  12

Choosing a class of shares to buy...........................................  13

Comparing the fund's classes................................................  14

Sales charges...............................................................  15

More about deferred sales charges...........................................  17

Buying shares...............................................................  18

Exchanging shares...........................................................  19

Redeeming shares............................................................  21

Other things to know about share transactions...............................  23

Salomon Smith Barney Retirement Programs....................................  24

Dividends, distributions, and taxes.........................................  25

Share price.................................................................  26

You should know: An investment in the fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency.

                                                       Smith Barney Mutual Funds

 Investments, risks and performance

The Premier Selections Global Growth Fund is made up of a U.S. Equity portion and an International Equity portion (collectively the "fund").

Investment objective
The U.S. Equity portion seeks capital appreciation and the International Equity Fund seeks total return on its assets from growth of capital and income.

Principal investment strategies

Key investments
U.S. Equity portion This portion invests primarily in common stocks of compa-nies that the manager believes are experiencing, or will experience, growth in earnings that exceeds the average rate of earnings growth of the companies which comprise the S&P 500 Index. This portion of the fund may invest in the securities of large, well-known companies which offer prospects of long-term earnings growth. However, because higher earnings growth rates are often achieved by small to medium-sized companies, a significant portion of this por-tion's assets are invested in the securities of such companies.

International Equity portion This portion invests primarily in equity securi-ties of foreign companies. Equity securities include exchange traded and over-the-counter common stocks and preferred shares, debt securities convertible into equity securities, and warrants and rights relating to equity securities.

Selection process The fund's strategy is to combine the efforts of two portfo-lio managers and to invest in the most attractive stock selections in the opin-ion of each portfolio manager. Each portfolio manager builds a portfolio of stocks which he or she believes will offer superior long-term capital growth potential. Each portfolio manager may utilize up to one half of the assets to select stocks. In connection with the execution of purchases and sales, each portfolio manager may hold temporarily more or fewer securities than repre-sented by one half of the fund's assets. The size of the fund's position in any particular security will be determined by SSB Citi Fund Management LLC (succes-sor to SSBC Fund Management Inc.) (the "Manager") based on the recommendation of the portfolio managers.

Premier Selections Fund

In order to maintain an approximately equal division of all of the fund's assets between the two portfolio managers, the Manager will:

 .Divide all daily cash inflows (purchases and reinvested distributions) and outflows (redemptions and expense items) between the two portfolio managers

 .Rebalance the assets available for investment by each portfolio manager quar-terly to take account of market fluctuations in order to maintain the approx-imately equal allocation

 .Rebalance the allocation of securities in the fund's portfolio at any time in which the percentage of the fund's portfolio invested in either U.S. and International securities equals or exceeds 55% of the fund's total assets invested in both value and growth securities for a period of more than 10 days

As a consequence of the rebalancing of assets described above, the Manager will reallocate assets from the better performing investment style to the other. Reallocations may result in early recognition of taxable gains and in addi-tional transaction costs to the extent that the sales of securities as part of these reallocations result in higher portfolio turnover. In addition, if one portfolio manager buys a security during a time frame when the other portfolio manager sells it, the net position of the fund in the security may be approxi-mately the same as it would have been with a single portfolio manager and no such sale and purchase. The Manager will consider these costs in determining the allocation and reallocation of assets. Where possible, in these instances, the Manager will seek to avoid transaction costs.

U.S. Equity portion The U.S. Equity portion manager emphasizes individual secu-rity selection while diversifying this portion's of the fund's investments across industries, which may help to reduce risk. The U.S. Equity portion man-ager focuses primarily, but not exclusively, on emerging growth companies that have passed their "start-up" phase and show positive earnings and the prospect of achieving significant profit gains beginning in the two to three years after this portion's of the fund acquires their stocks. When evaluating an individual stock, the U.S. Equity portion manager considers whether the company may bene-fit from:

 .new technologies, products or services
 .new cost reducing measures
 .changes in management
 .favorable changes in government regulations

International Equity portion The International Equity portion manager empha-sizes individual security selection while diversifying this portion's of

                                                       Smith Barney Mutual Funds
the fund's investments across regions and countries which can help to reduce risk. While the International Equity portion manager selects investments pri-marily for their capital appreciation potential, some investments have an income component as well. Companies in which this portion of the fund invests may have large, mid or small size market capitalizations and may operate in any market sector. Market conditions around the world change constantly as does the location of potential investment opportunities. Depending on the International Equity portion manager's assessment of overseas potential for long-term growth, this portion's emphasis among foreign markets (including emerging markets) and types of issuers may vary.

In selecting individual companies for investment, the International Equity por-tion manager looks for the following:

 .Above average earnings growth
 .High relative return on invested capital
 .Experienced and effective management
 .Effective research, product development and marketing
 .Competitive advantages
 .Strong financial condition or stable or improving credit quality

By spreading the International Equity portion of the fund's investments across many international markets, the International Equity portion manager seeks to reduce volatility compared to an investment in a single region. Unlike global mutual funds which may allocate a substantial portion of assets to the U.S. markets, this portion of the fund invests substantially all of its assets in countries outside of the U.S.

In allocating assets among countries and regions, the economic and political factors the manager evaluates include:

 .Low or decelerating inflation which creates a favorable environment for secu-
  rities markets
 .Stable governments with policies that encourage economic growth, equity investment and development of securities markets
 .Currency stability
 .The range of individual investment opportunities

Principal risks of investing in the fund
U.S. Equity portion Investors could lose money on their investments in this portion of the fund, or it may not perform as well as other investments, if:

 .Stock prices decline generally
 .Small or medium capitalization companies fall out of favor with investors

Premier Selections Fund

 .The manager's judgment about the attractiveness, growth prospects or potential appreciation of a particular stock proves to be incorrect
 .A particular product or service developed by a company in which the fund invests is unsuccessful, the company does not meet earnings expectations or other events depress the value of the company's stock

Compared to mutual funds that focus only on large capitalization companies, this portion of the fund's share price may be more volatile because it also invests a significant portion of its assets in small and medium capitalization companies.

Compared to large capitalization companies, small and medium capitalization companies are likely to have:

 .More limited product lines
 .Fewer capital resources
 .More limited management depth

Further, securities of small and medium capitalization companies are more likely to:

 .Experience sharper swings in market values
 .Be harder to sell at times and at prices the manager believes appropriate .Offer greater potential for gains and losses

International Equity portion Investing in foreign securities can bring added benefits, but it may also involve additional risks. Investors could lose money on their investment in the International Equity portion of the fund, or this portion of the fund may not perform as well as other investments, if:

 .Foreign securities prices decline
 .Adverse governmental action or political, economic or market instability affects a foreign country or region
 .The currency in which a security is priced declines in value relative to the
  U.S. dollar
 .The manager's judgment about the attractiveness, value or potential apprecia-tion of a particular security proves to be incorrect

Economic and Monetary Union (EMU) and the introduction of a single European currency (the Euro), which began on January 1, 1999, may increase uncertainties relating to investment in European markets. Among other things, EMU entails sharing a single currency and official interest rate and adhering to limits on government borrowing by participating countries. EMU is driven by the expecta-tion of economic benefits, however,

                                                       Smith Barney Mutual Funds
there are significant risks associated with EMU. Monetary and economic union on this scale has not been attempted before, and there is uncertainty whether par-ticipating countries will remain committed to EMU in the face of changing eco-nomic conditions.

The International Equity portion of the fund invests in certain European coun-tries where the securities markets are less liquid and more volatile than mar-kets in the U.S. In some European countries, less information is available about issuers and markets because of less rigorous accounting and regulatory standards than in the U.S. Currency fluctuations could erase investment gains or add to investment losses. The risks of investing in the emerging markets of Eastern Europe are substantially greater than investing in the more developed markets of Western Europe.

Who may want to invest The fund may be an appropriate investment if you:

U.S. Equity portion

 .Are seeking to participate in the long-term growth potential of small and medium capitalization companies
 .Currently have exposure to the stocks commonly held by large capitalization and value oriented mutual funds and wish to broaden your investment portfolio .Are willing to accept the risks of the stock market and the special risks and potential long-term rewards of investing in smaller companies with more lim-ited track records

International Equity portion

 .Are seeking to participate in the long-term growth potential of international markets
 .Currently have exposure to U.S. stock markets and wish to diversify your investment portfolio by adding non-U.S. stocks that may not move in tandem with U.S. stocks
 .Are comfortable with the risks of the stock market and the special risks of investing in foreign securities, including emerging market securities

Performance
Because this fund was added as a series to Smith Barney Investment Funds Inc. this year, the fund does not yet have a sufficient operating history to gener-ate the performance information which other Smith Barney funds show in bar and table form in this location of the prospectus.

Premier Selections Fund

Fee table
This table sets forth the fees and expenses you will pay if you invest in fund shares. Annual fund operating expense figures are based on estimated expenses for the fiscal period ending April 30, 2000.

                                Shareholder fees

(fees paid directly from your investment)       Class A Class B Class L Class Y
Maximum sales charge (load) imposed on
purchases
(as a % of offering price)                       5.00%    None   1.00%    None
Maximum deferred sales charge (load) (as a %
of the lower of net asset value at purchase or
redemption)                                      None*   5.00%   1.00%    None

                         Annual fund operating expenses
Expenses deducted from fund assets              Class A Class B Class L Class Y
Management fee                                   [  ]%   [  ]%   [  ]%   [  ]%
Distribution and service (12b-1) fees            0.25%   1.00%   1.00%    None
Other expenses**                                     %       %       %       %
                                                 -----   -----   -----   -----
Total annual fund operating expenses                 %       %       %       %

*You may buy Class A shares in amounts of $500,000 or more at net asset value (without an initial sales charge) but if you redeem those shares within 12 months of their purchase, you will pay a deferred sales charge of 1.00%. **The amounts set forth in "Other expenses" have been estimated based on expenses the fund expects to incur during its first full fiscal year.

                                                       Smith Barney Mutual Funds

Example
This example helps you compare the costs of investing in the fund with the costs of investing in other mutual funds. Your actual costs may be higher or lower. The example assumes:
 .You invest $10,000 in the fund for the period shown
 .You redeem all of your shares at the end of the period
 .Your investment has a 5% return each year
 .You reinvest all distributions and dividends without a sales charge
 .The fund's operating expenses remain the same

                      Number of years you own your shares

                                       1 year 3 years
Class A (with or without redemption)    $      $
Class B (redemption at end of period)   $      $
Class B (no redemption)                 $      $
Class L (redemption at end of period)   $      $
Class L (no redemption)                 $      $
Class Y (with or without redemption)    $      $

Premier Selections Fund

 More on the fund's investments

U.S. Equity portion
Foreign Investments The fund may invest up to 10% of its assets (at the time of investment) in foreign securities. The fund may invest directly in foreign issuers or invest in depositary receipts. The fund's investments in foreign securities may involve greater risk than investments in securities of U.S. issuers. Because the value of a depositary receipt is dependent upon the market price of an underlying foreign security, depositary receipts are subject to most of the risks associated with investing in foreign securities directly. Foreign countries generally have markets that are less liquid and more volatile than markets in the U.S. In some foreign countries, less information is avail-able about foreign issuers and markets because of less rigorous accounting and regulatory standards than in the U.S. Currency fluctuations could erase invest-ment gains or add to investment losses.

International Equity portion
Currency transactions The fund may enter into transactions to buy or sell cur-rencies at a future date, which may be a few days or a number of months. The fund may enter into these forward currency contracts to:

 . Settle transactions in securities quoted in foreign currencies
 . Attempt to protect against the economic impact of adverse changes in the value of the U.S. dollar.

The fund may not fully benefit from or may lose money on forward currency transactions if changes in currency rates do not occur as anticipated or do not correspond accurately to changes in the value of the fund's holdings.

Debt securities The fund may invest up to 20% of its assets in debt securities of foreign corporate and governmental issuers as well as U.S. Government secu-rities and money market obligations of U.S. issuers. The fund may invest in all types of debt securities of any maturity or credit quality. These securities may be denominated in U.S. dollars or other currencies and may pay fixed or variable rates of interest. The value of debt securities will go down if inter-est rates go up, or the credit rating of the security is downgraded or the issuer defaults on its obligation to pay principal or interest. These risks are greater for debt securities rated below investment grade.

                                                       Smith Barney Mutual Funds

Emerging markets The fund may invest up to 20% of assets in issuers located or doing business in emerging markets. Emerging market investments offer the potential of significant gains but also involve greater risks than investing in more developed countries. Political or economic stability, lack of market liquidity and government actions such as currency controls or seizure of pri-vate businesses or property are more likely in emerging markets.


U.S. and International Equity portion

Defensive investing The fund may depart from its principal investment strate-gies in response to adverse market, economic or political conditions by taking temporary defensive positions in all types of money market and short-term debt securities. If the fund takes a temporary defensive position, it may be unable to achieve its investment goal.

Master/feeder option The fund may in the future seek to achieve its investment objective by investing all of its net assets in another investment company hav-ing the same investment objective and substantially the same investment poli-cies and restrictions as those applicable to the fund.

Premier Selections Fund

 Management

Manager The fund's Manager is SSB Citi Fund Management LLC, an affiliate of Salomon Smith Barney Inc. The Manager's address is 388 Greenwich Street, New York, New York 10013. The Manager selects the fund's investments and oversees its operations. The Manager and Salomon Smith Barney are subsidiaries of Citigroup Inc. Citigroup businesses produce a broad range of financial servic-es--asset management, banking and consumer finance, credit and charge cards, insurance, investments, investment banking and trading--and use diverse chan-nels to make them available to consumer and corporate customers around the world.

Richard Freeman, investment officer of the Manager and managing director of Salomon Smith Barney, is the portfolio manager responsible for the day-to-day management of the fund's portfolio. Mr. Freeman has more than 24 years of secu-rities business experience.

Jeffrey Russell, investment officer of the Manager and managing director of Salomon Smith Barney, is the portfolio manager responsible for the day- to-day management of the fund's portfolio. Mr. Russell has 18 years of securities business experience.

The Manager will monitor the fund's investments to ensure that the fund complies with its investment policies. The Manager will rebalance the alloca-tion of value and growth securities in the fund's portfolio at the end of each quarter and at any time in which the percentage of the fund's portfolio invested in either value or growth securities equals or exceeds 55% of the fund's total assets invested in both value and growth securities for a period of more than 10 days. The Manager will also monitor the fund's portfolio to ensure that no more than 25% of the fund's assets are concentrated in the secu-rities of companies in the same industry.

Management fees The Manager will be paid an advisory fee equal to of the fund's average daily net assets.

Distributor The fund has entered into an agreement with CFBDS, Inc. to distrib-ute the fund's shares. A selling group consisting of Salomon Smith Barney and other broker-dealers sells fund shares to the public.

Distribution plan The fund has adopted a Rule 12b-1 distribution plan for its Class A, B and L shares. Under the plan, the fund pays distribution and/or service fees. These fees are an ongoing expense and, over time, may cost you more than other types of sales charges.

                                                       Smith Barney Mutual Funds

Transfer agent and shareholder servicing agent Smith Barney Private Trust Com-pany serves as the fund's transfer agent and shareholder servicing agent (the "transfer agent"). Pursuant to a sub-transfer agency and services agreement with the transfer agent, PFPC Global Fund Services serves as the fund's sub-transfer agent (the "sub-transfer agent") to render certain shareholder record keeping and accounting services and functions.

 Subscription offering period

Salomon Smith Barney and other broker-dealers in the selling group will solicit subscriptions for shares of the fund during the initial offering period, which
is scheduled to end on      . On the third business day after termination of
the initial offering period, subscriptions for the shares will be payable, shares will be issued and the fund will commence investment operations.

The fund will suspend the offering of shares to new investors on      ,    .
This suspension, which is expected to last two weeks, may be lengthened or shortened at the fund's discretion. During the suspension, existing sharehold-ers of the fund may still purchase, redeem or exchange fund shares. After the suspension, the fund will commence a continuous offering of shares to the pub-lic. The continuous offering period is expected to begin on or about , .

For more information on how to subscribe for fund shares during the subscrip-tion offering period, please contact a Salomon Smith Barney Financial Consul-tant.

Premier Selections Fund

 Choosing a class of shares to buy

You can choose among four classes of shares: Classes A, B, L and Y. Each class has different sales charges and expenses, allowing you to choose the class that best meets your needs. Which class is more beneficial to an investor depends on the amount and intended length of the investment.

 .If you plan to invest regularly or in large amounts, buying Class A shares may help you reduce sales charges and ongoing expenses.
 .For Class B shares, all of your purchase amount and, for Class L shares, more of your purchase amount (compared to Class A shares) will be immediately invested. This may help offset the higher expenses of Class B and Class L shares, but only if the fund performs well.
 .Class L shares have a shorter deferred sales charge period than Class B shares. However, because Class B shares convert to Class A shares, and Class
  L shares do not, Class B shares may be more attractive to long-term invest-ors.

You may buy shares from:

 .A Salomon Smith Barney Financial Consultant
 .An investment dealer in the selling group or a broker that clears through Sal-
  omon Smith Barney--a dealer representative
 .The fund, but only if you are investing through certain qualified plans or certain dealer representatives

Investment minimums Minimum initial and additional investment amounts vary depending on the class of shares you buy and the nature of your investment account.

                                                 Initial           Additional
                                       Classes A, B, L   Class Y   All Classes
General                                    $1,000      $15 million     $50
IRAs, Self Employed Retirement Plans,
Uniform Gift to Minor Accounts               $250      $15 million     $50
Qualified Retirement Plans*                   $25      $15 million     $25
Simple IRAs                                    $1              n/a      $1
Monthly Systematic Investment Plans           $25              n/a     $25
Quarterly Systematic Investment Plans         $50              n/a     $50

* Qualified Retirement Plans are retirement plans qualified under Section 403(b)(7) or Section 401(a) of the Internal Revenue Code, including 401(k) plans

                                                       Smith Barney Mutual Funds

 Comparing the fund's classes

Your Salomon Smith Barney Financial Consultant or dealer representative can help you decide which class meets your goals. They may receive different com-pensation depending upon which class you choose.

                           Class A     Class B     Class L     Class Y
Key features             .Initial    .No initial .Initial    .No initial
                          sales       sales       sales       or
                          charge      charge      charge is   deferred
                          .You may    .Deferred   lower than  sales
                          qualify     sales       Class A     charge
                          for reduc-  charge      .Deferred   .Must
                          tion or     declines    sales       invest at
                          waiver of   over time   charge for  least $15
                          initial     .Converts   only 1      million
                          sales       to Class A  year        .Lower
                          charge      after 8     .Does not   annual
                          .Lower      years       convert to  expenses
                          annual      .Higher     Class A     than the
                          expenses    annual      .Higher     other
                          than Class  expenses    annual      classes
                          B and       than Class  expenses
                          Class L     A           than Class
                                                  A
------------------------------------------------------------------------
Initial sales charge     Up to       None        1.00%       None
                         5.00%;
                         reduced for
                         large pur-
                         chases and
                         waived for
                         certain
                         investors.
                         No charge
                         for pur-
                         chases of
                         $500,000 or
                         more
------------------------------------------------------------------------
Deferred sales charge    1.00% on    Up to 5.00% 1.00% if    None
                         purchases   charged     you redeem
                         of $500,000 when you    within 1
                         or more if  redeem      year of
                         you redeem  shares. The purchase
                         within 1    charge is
                         year of     reduced
                         purchase    over time
                                     and there
                                     is no
                                     deferred
                                     sales
                                     charge
                                     after 6
                                     years
------------------------------------------------------------------------
Annual distribution and  0.25% of    1.00% of    1.00% of    None
service fees             average     average     average
                         daily net   daily net   daily net
                         assets      assets      assets
------------------------------------------------------------------------
Exchange                 Class A     Class B     Class L     Class Y
privilege*               shares of   shares of   shares of   shares of
                         most Smith  most Smith  most Smith  most Smith
                         Barney      Barney      Barney      Barney
                         funds       funds       funds       funds
------------------------------------------------------------------------

*Ask your Salomon Smith Barney Financial Consultant or dealer representative or visit the web site for the Smith Barney funds available for exchange.

Premier Selections Fund

 Sales charges

Class A shares
You buy Class A shares at the offering price, which is the net asset value plus a sales charge. You pay a lower sales charge as the size of your investment increases to certain levels called breakpoints. You do not pay a sales charge on the fund's distributions or dividends you reinvest in additional Class A shares.

                                 Sales Charge as a % of
                                 Offering  Net amount
Amount of purchase               price (%) invested (%)
Less than $25,000                  5.00        5.26
$25,000 but less than $50,000      4.00        4.17
$50,000 but less than $100,000     3.50        3.63
$100,000 but less than $250,000    3.00        3.09
$250,000 but less than $500,000    2.00        2.04
$500,000 or more                    -0-         -0-

Investments of $500,000 or more You do not pay an initial sales charge when you buy $500,000 or more of Class A shares. However, if you redeem these Class A shares within one year of purchase, you will pay a deferred sales charge of 1.00%.

Qualifying for a reduced Class A sales charge There are several ways you can combine multiple purchases of Class A shares of Smith Barney funds to take advantage of the breakpoints in the sales charge schedule.

 .Accumulation privilege - lets you combine the current value of Class A shares owned

 .by you, or
 .by members of your immediate family

 and for which a sales charge was paid, with the amount of your next purchase of Class A shares for purposes of calculating the initial sales charge. Cer-tain trustees and fiduciaries may be entitled to combine accounts in deter-mining their sales charge.

 .Letter of intent - lets you purchase Class A shares of the fund and other
  Smith Barney funds over a 13-month period and pay the same sales charge, if any, as if all shares had been purchased at once. You may

                                                       Smith Barney Mutual Funds
  include purchases on which you paid a sales charge made within 90 days before you sign the letter.

Waivers for certain Class A investors Class A initial sales charges are waived for certain types of investors, including:

 .Employees of members of the NASD
 .403(b) or 401(k) retirement plans, if certain conditions are met
 .Clients of newly employed Salomon Smith Barney Financial Consultants, if cer-
  tain conditions are met
 .Investors who redeemed Class A shares of a Smith Barney fund in the past 60 days, if the investor's Salomon Smith Barney Financial Consultant or dealer representative is notified

If you want to learn about additional waivers of Class A initial sales charges, contact your Salomon Smith Barney Financial Consultant or dealer representative or consult the Statement of Additional Information ("SAI").

Class B shares
You buy Class B shares at net asset value without paying an initial sales charge. However, if you redeem your Class B shares within six years of pur-chase, you will pay a deferred sales charge. The deferred sales charge decreases as the number of years since your purchase increases.

                                                6th through
Year after purchase    1st  2nd  3rd  4th  5th      8th
Deferred sales charge    5%   4%   3%   2%   1%       0%

Class B conversion After 8 years, Class B shares automatically convert into Class A shares. This helps you because Class A shares have lower annual expenses. Your Class B shares will convert to Class A shares as follows:

Shares issued:                          Shares issued:     Shares issued:
At initial purchase                     On reinvestment of Upon exchange from
                                        dividends and      another Smith
                                        distributions      Barney fund
Eight years after the date of purchase  In same proportion On the date the
                                        as the number of   shares originally
                                        Class B shares     acquired would
                                        converting is to   have converted
                                        total Class B      into Class A
                                        shares you own     shares
                                        (excluding shares
                                        issued as a
                                        dividend)

Premier Selections Fund

Class L shares
You buy Class L shares at the offering price, which is the net asset value plus a sales charge of 1.00% (1.01% of the net amount invested). In addition, if you redeem your Class L shares within one year of purchase, you will pay a deferred sales charge of 1.00%. Until June 22, 2001, purchases of Class L shares by investors who were holders of Class C shares of other Smith Barney mutual funds on June 12, 1998 will not be subject to the 1.00% initial sales charge.

Class Y shares
You buy Class Y shares at net asset value with no initial sales charge and no deferred sales charge when you redeem. You must meet the $15,000,000 initial investment requirement. You can use a letter of intent to meet this requirement by buying Class Y shares of the fund over a 13-month period. To qualify, you must initially invest $5,000,000.

 More about deferred sales charges

The deferred sales charge is based on the net asset value at the time of pur-chase or redemption, whichever is less, and therefore, you do not pay a sales charge on amounts representing appreciation or depreciation.

In addition, you do not pay a deferred sales charge on:

 .Shares exchanged for shares of another Smith Barney fund
 .Shares representing reinvested distributions and dividends
 .Shares no longer subject to the deferred sales charge

Each time you place a request to sell shares, the fund will first sell any shares in your account that are not subject to a deferred sales charge and then the shares in your account that have been held the longest.

If you redeemed shares of a Smith Barney fund in the past 60 days and paid a deferred sales charge, you may buy shares of the fund at the current net asset value and be credited with the amount of the deferred sales charge, if you notify your Salomon Smith Barney Financial Consultant or dealer representative.

Salomon Smith Barney receives deferred sales charges as partial compensation for its expenses in selling shares, including the payment of compensation to your Salomon Smith Barney Financial Consultant or dealer representative.

                                                       Smith Barney Mutual Funds

Deferred sales charge waivers
The deferred sales charge for each share class will generally be waived:

 .On payments made through certain systematic withdrawal plans
 .On certain distributions from a retirement plan
 .For involuntary redemptions of small account balances
 .For 12 months following the death or disability of a shareholder

If you want to learn more about additional waivers of deferred sales charges, contact your Salomon Smith Barney Financial Consultant or dealer representative or consult the SAI.

 Buying shares

     Through a   You should contact your Salomon Smith Barney Financial Con-
 Salomon Smith   sultant or dealer representative to open a brokerage account
        Barney   and make arrangements to buy shares.
     Financial
 Consultant or   If you do not provide the following information, your order
        dealer   will be rejected
representative
                 .Class of shares being bought
                 .Dollar amount or number of shares being bought

                 You should pay for your shares through your brokerage account no later than the third business day after you place your
                 order. Salomon Smith Barney or your dealer representative may charge an annual account maintenance fee.
--------------------------------------------------------------------------------
   Through the   Qualified retirement plans and certain other investors who
   fund's sub-   are clients of the selling group are eligible to buy shares
      transfer   directly from the fund.
         agent
                 .Write the sub-transfer agent at the following address:
                      Premier Selections Global Growth Fund Smith Barney Investment Funds Inc.
                      (Specify class of shares)
                      c/o PFPC Global Fund Services
                      P.O. Box 9699
                      Providence, RI 02940-9699
                 .Enclose a check made payable to the fund to pay for the
                   shares. For initial purchases, complete and send an account application.
                 .For more information, call the transfer agent at 1-800-451-
                   2010.

Premier Selections Fund

     Through a   You may authorize Salomon Smith Barney, your dealer represen-
    systematic   tative of the sub-transfer agent to transfer funds automati-
    investment   cally from a regular bank account, cash held in a Salomon
          plan   Smith Barney money market fund to buy shares on a regular
                 basis.

                 .Amounts transferred should be at least:
                    $25 monthly or $50 quarterly.

                 .If you do not have sufficient funds in your account on a
                   transfer date, Salomon Smith Barney, your dealer represen-tative or the sub-transfer agent may charge you a fee.

                 For more information, contact your Salomon Smith Barney Financial Consultant, dealer representative or the transfer agent or consult the SAI.


 Exchanging shares


  Smith Barney   You should contact your Salomon Smith Barney Financial Con-
      offers a   sultant or dealer representative to exchange into other Smith
   distinctive   Barney funds. Be sure to read the prospectus of the Smith
     family of   Barney fund you are exchanging into. An exchange is a taxable
         funds   transaction.
   tailored to
 help meet the   .You may exchange shares only for shares of the same class of
 varying needs     another Smith Barney fund. Not all Smith Barney funds offer
 of both large     all classes.
     and small   .Not all Smith Barney funds may be offered in your state of
     investors     residence. Contact your Salomon Smith Barney Financial Con-
                   sultant, dealer representative or the transfer agent for
                   further information.
                 .You must meet the minimum investment amount for each fund.
                 .If you hold share certificates, the sub-transfer agent must receive the certificates endorsed for transfer or with
                   signed stock powers (documents transferring ownership of
                   certificates) before the exchange is effective.
                 .The fund may suspend or terminate your exchange privilege if you engage in an excessive pattern of exchanges.
--------------------------------------------------------------------------------
     Waiver of   Your shares will not be subject to an initial sales charge at
    additional   the time of the exchange.
 sales charges

                                                       Smith Barney Mutual Funds

                 Your deferred sales charge (if any) will continue to be mea-
                 sured from the date of your original purchase. If the fund you exchange into has a higher deferred sales charge, you
                 will be subject to that charge. If you exchange at any time into a fund with a lower charge, the sales charge will not be reduced.
--------------------------------------------------------------------------------
  By telephone   If you do not have a brokerage account, you may be eligible to exchange shares through the transfer agent. You must com-plete an authorization form to authorize telephone transfers.
                 If eligible, you may make telephone exchanges on any day the New York Stock Exchange is open. Call the transfer agent at 1-800-451-2010 between 9:00 a.m. and 4:00 p.m. (Eastern time).

                 You can make telephone exchanges only between accounts that have identical registrations.
--------------------------------------------------------------------------------
       By mail If you do not have a Salomon Smith Barney brokerage account, contact your dealer representative or write to the sub-trans-fer agent at the address on the next page.

Premier Selections Fund

 Redeeming shares

     Generally   Contact your Salomon Smith Barney Financial Consultant or
                 dealer representative to redeem shares of the fund.

                 If you hold share certificates, the sub-transfer agent must receive the certificates endorsed for transfer or with signed stock powers before the redemption is effective.

                 If the shares are held by a fiduciary or corporation, other documents may be required.

                 Your redemption proceeds will be sent within three business days after your request is received in good order. However, if you recently purchased your shares by check, your redemp-tion proceeds will not be sent to you until your original check clears, which may take up to 15 days.

                 If you have a Salomon Smith Barney brokerage account, your redemption proceeds will be placed in your account and not reinvested without your specific instruction. In other cases, unless you direct otherwise, your redemption proceeds will be paid by check mailed to your address of record.
--------------------------------------------------------------------------------
       By mail For accounts held directly at the fund, send written requests to the sub-transfer agent at the following address:
                   Premier Selections Global Growth Fund Smith Barney
                   Investment Funds Inc.
                   (Specify class of shares)
                   c/o PFPC Global Fund Services
                   P.O. Box 9699
                   Providence, RI 02940-9699

                 Your written request must provide the following:

                 .Your account number
                 .The class of shares and the dollar amount or number of
                   shares to be redeemed
                 .Signatures of each owner exactly as the account is regis-
                   tered

                                                       Smith Barney Mutual Funds

  By telephone   If you do not have a brokerage account, you may be eligible to redeem shares (except those held in retirement plans) in amounts up to $10,000 per day through the transfer agent. You must complete an authorization form to authorize telephone redemptions. If eligible, you may request redemptions by tel-ephone on any day the New York Stock Exchange is open. Call the transfer agent at 1-800-451-2010 between 9:00 a.m. and 4:00 p.m. (Eastern time).

                 Your redemption proceeds can be sent by check to your address of record or by wire transfer to a bank account designated on your authorization form. You must submit a new authorization form to change the bank account designated to receive wire transfers and you may be asked to provide certain other docu-
                 ments.
--------------------------------------------------------------------------------
     Automatic   You can arrange for the automatic redemption of a portion of
          cash   your shares on a monthly or quarterly basis. To qualify you
    withdrawal   must own shares of the fund with a value of at least $10,000
         plans   ($5,000 for retirement plan accounts) and each automatic
                 redemption must be at least $50. If your shares are subject to a deferred sales charge, the sales charge will be waived if your automatic payments do not exceed 1% per month of the value of your shares subject to a deferred sales charge.

                 The following conditions apply:

                 .Your shares must not be represented by certificates .All dividends and distributions must be reinvested

                 For more information, contact your Salomon Smith Barney Financial Consultant or dealer representative or consult the SAI.

Premier Selections Fund

 Other things to know about share transactions

When you buy, exchange or redeem shares, your request must be in good order. This means you have provided the following information, without which your request will not be processed:

 .Name of the fund
 .Account number
 .Class of shares being bought, exchanged or redeemed
 .Dollar amount or number of shares being bought, exchanged or redeemed .Signature of each owner exactly as the account is registered

The transfer agent will try to confirm that any telephone exchange or redemp-tion request is genuine by recording calls, asking the caller to provide a per-sonal identification number for the account, sending you a written confirmation or requiring other confirmation procedures from time to time.

Signature guarantees To be in good order, your redemption request must include a signature guarantee if you:

 .Are redeeming over $10,000 of shares
 .Are sending signed share certificates or stock powers to the sub-transfer agent
 .Instruct the sub-transfer agent to mail the check to an address different from the one on your account
 .Changed your account registration
 .Want the check paid to someone other than the account owner(s)
 .Are transferring the redemption proceeds to an account with a different regis-tration

You can obtain a signature guarantee from most banks, dealers, brokers, credit unions and federal savings and loan institutions, but not from a notary public.

The fund has the right to:

 .Suspend the offering of shares
 .Waive or change minimum and additional investment amounts
 .Reject any purchase or exchange order
 .Change, revoke or suspend the exchange privilege
 .Suspend telephone transactions

                                                       Smith Barney Mutual Funds

 .Suspend or postpone redemptions of shares on any day when trading on the New
  York Stock Exchange is restricted, or as otherwise permitted by the Securi-ties and Exchange Commission
 .Pay redemption proceeds by giving you securities. You may pay transaction costs to dispose of the securities

Small account balances If your account falls below $500 because of a redemption of fund shares, the fund may ask you to bring your account up to $500. If your account is still below $500 after 60 days, the fund may close your account and send you the redemption proceeds.

Excessive exchange transactions The Manager may determine that a pattern of frequent exchanges is detrimental to the fund's performance and other share-holders. If so, the fund may limit additional purchases and/or exchanges by the shareholder.

Share certificates The fund does not issue share certificates unless a written request signed by all registered owners is made to the sub-transfer agent. If you hold share certificates it will take longer to exchange or redeem shares.

Premier Selections Fund

 Salomon Smith Barney Retirement Programs

You may be eligible to participate in a retirement program sponsored by Salomon Smith Barney or one of its affiliates. The fund offers Class A shares at net asset value to participating plans under the programs. You can meet minimum investment and exchange amounts, if any, by combining the plan's investments in any of the Smith Barney mutual funds.

There are no sales charges when you buy or sell shares and the class of shares you may purchase depends on the amount of your initial investment and/or the date your account is opened. Once a class of shares is chosen, all additional purchases must be of the same class.

 .For accounts opened on or after March 1, 2000 that are not part of the Pay-check offering, Class A shares may be purchased regardless of the amount invested.

 .For accounts opened prior to March 1, 2000 and for accounts that are part of the Paycheck offering, the class of shares you may purchase depends on the amount of your initial investment:

 .Class A shares may be purchased by plans investing at least $1 million. .Class L shares may be purchased by plans investing less than $1 million.
   Class L shares are eligible to exchange into Class A shares not later than 8 years after the plan joined the program. They are eligible for exchange in the following circumstances;

If the account was opened on or after June 21, 1996 and a total of $1 million is invested in Smith Barney Funds Class L shares (other than money market funds), all Class L shares are eligible for exchange after the plan is in the program 5 years.

If the account was opened before June 21, 1996 and a total of $500,000 is invested in Smith Barney Funds Class L shares (other than money market funds) on December 31 in any year, all Class L shares are eligible for exchange on or about March 31 of the following year.

For more information, call your Salomon Smith Barney Financial Consultant or the transfer agent, or consult the SAI.

                                                         Premier Selections Fund

 Dividends, distributions and taxes

Dividends The fund pays dividends, if any, from its net investment income and makes capital gain distributions once a year, typically in December. The fund may pay additional distributions and dividends at other times if necessary for the fund to avoid a federal tax. Capital gain distributions and dividends are reinvested in additional fund shares of the same class you hold. The fund expects distributions to be primarily from capital gains. You do not pay a sales charge on reinvested distributions or dividends. Alternatively, you can instruct your Salomon Smith Barney Financial Consultant, dealer representative or the transfer agent to have your distributions and/or dividends paid in cash. You can change your choice at any time to be effective as of the next distribu-tion or dividend, except that any change given to the transfer agent less than five days before the payment date will not be effective until the next distri-bution or dividend is paid.

Taxes In general, redeeming shares, exchanging shares and receiving distribu-tions (whether in cash or additional shares) are all taxable events.

 Transaction                           Federal tax status

Redemption or exchange of shares       Usually capital gain or
                                       loss; long-term only if
                                       shares owned more than
                                       one year

Long-term capital gain distributions   Long-term capital gain

Short-term capital gain distributions  Ordinary income

Dividends                              Ordinary income

Long-term capital gain distributions are taxable to you as long-term capital gain regardless of how long you have owned your shares. You may want to avoid buying shares when the fund is about to declare a capital gain distribution or a dividend, because it will be taxable to you even though it may actually be a return of a portion of your investment.

After the end of each year, the fund will provide you with information about the distributions and dividends you received and any redemptions of shares dur-ing the previous year. If you do not provide the fund with your correct tax-payer identification number and any required certifications, you may be subject to back-up withholding of 31% of your distributions, dividends, and redemption proceeds. Because each shareholder's circumstances are different and special tax rules may apply, you should consult your tax adviser about your investment in the fund.

Smith Barney Mutual Funds

 Share price

You may buy, exchange or redeem shares at their net asset value, plus any applicable sales charge, next determined after receipt of a request in good order. The fund's net asset value is the value of its assets minus its liabili-ties. Net asset value is calculated separately for each class of shares. The fund calculates its net asset value every day the New York Stock Exchange is open. The Exchange is closed on certain holidays listed in the SAI. This calcu-lation is done when regular trading closes on the Exchange (normally 4:00 p.m., Eastern time).

The fund generally values its fund securities based on market prices or quota-tions. When reliable market prices or quotations are not readily available, the fund may price those securities at fair value. Fair value is determined in accordance with procedures approved by the fund's board. A fund that uses fair value to price securities may value those securities higher or lower than another fund using market quotations to price the same securities.

In order to buy, redeem or exchange shares at that day's price, you must place your order with your Salomon Smith Barney Financial Consultant or dealer repre-sentative before the New York Stock Exchange closes. If the New York Stock Exchange closes early, you must place your order prior to the actual closing time. Otherwise, you will receive the next business day's price.

Salomon Smith Barney or members of the selling group must transmit all orders to buy, exchange or redeem shares to the fund's agent before the agent's close of business.

                                                         Premier Selections Fund

                    (This page is intentionally left blank.)

                                                              SalomonSmithBarney
                                                    ----------------------------
                                                    A member of citigroup [LOGO]

Premier Selections Global Growth Fund
A series of Smith Barney Investment Funds Inc.

Shareholder reports Annual and semiannual reports to shareholders provide addi-tional information about the fund's investments. These reports discuss the mar-ket conditions and investment strategies that affected the fund's performance.

The fund sends only one report to a household if more than one account has the same address. Contact your Salomon Smith Barney Financial Consultant, dealer representative or the transfer agent if you do not want this policy to apply to you.

Statement of additional information The statement of additional information provides more detailed information about the fund and is incorporated by refer-ence into (is legally part of) this prospectus.

You can make inquiries about the fund or obtain shareholder reports or the statement of additional information (without charge) by contacting your Salomon Smith Barney Financial Consultant or dealer representative, by calling the fund at 1-800-451-2010, or by writing to the fund at Smith Barney Mutual Funds, 388 Greenwich Street, MF2, New York, New York 10013.

Visit our web site. Our web site is located at www.smithbarney.com

Information about the Fund (including the SAI) can be reviewed and copied at the Commission's Public Reference Room in Washington D.C. In addition, informa-tion on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the Fund are available on the EDGAR Database on the Commission's Internet site at http://www.sec.gov. Copies of this information may be obtained for a duplicat-ing fee by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.

If someone makes a statement about the fund that is not in this prospectus, you should not rely upon that information. Neither the fund nor the distributor is offering to sell shares of the fund to any person to whom the fund may not law-fully sell its shares.

SMSalomon Smith Barney is a service mark of Salomon Smith Barney Inc.

(Investment Company Act file no. 811-3275)
FD[  ] 6/00

PART B
Smith Barney
Premier Selections All Cap Growth Fund
388 Greenwich Street
New York, New York 10013
1-800-451-2010

Statement of Additional
Information


May 24, 2000

This Statement of Additional Information ("SAI") expands upon and supplements the information contained in the current Prospectus of Smith Barney Premier
Selections All Cap Growth Fund consisting of the Large Cap,
Growth, Mid Cap Growth and Small Cap Growth portions
(collectively the "Fund") dated May 24, 2000, as amended or supplemented from time to time, and should be read in conjunction with the Fund's Prospectus. The Fund is a series of Smith
Barney Investment Funds Inc. (the "Company"). The
Fund's Prospectus may be obtained from a Salomon Smith
Barney Financial Consultant or by writing or calling the Fund at the address or telephone number set forth above. This SAI, although not in itself a prospectus, is incorporated by reference into the Prospectus in its entirety.

TABLE OF CONTENTS
Page

INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES	2
INVESTMENT RESTRICTIONS	21
DIRECTORS AND EXECUTIVE OFFICERS OF THE COMPANY	23
PURCHASE OF SHARES	29
REDEMPTION OF SHARES	35
VALUATION OF SHARES	37
EXCHANGE PRIVILEGE	37
PERFORMANCE DATA	38
DIVIDENDS, DISTRIBUTIONS AND TAXES	40
ADDITIONAL INFORMATION	46
FINANCIAL STATEMENTS	47
OTHER INFORMATION	47




INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES

The prospectus discusses the Fund's investment objective and policies. This section contains supplemental information concerning the types of securities and other instruments in which the Fund may invest, the investment policies and portfolio strategies the Fund may utilize and certain risks associated with these investments, policies and strategies. SSB Citi Fund Management LLC ("SSB Citi" or the "Manager") serves as investment manager to the Fund.

Mid Cap Growth Portion of the Fund

The Fund is an open-end, diversified, management investment company whose investment objective is to seek long-term growth of capital by investing, under normal market conditions, at least 65% of its total assets in equity securities of medium-sized companies.
Medium sized companies are those whose market capitalization is within the market capitalization range of companies in the S&P Mid Cap Index ("Index") at the time of investment. The size of the companies in the Index changes with market conditions and the composition of the Index. As of January 29, 1999, the largest market capitalization of a company in the Index was $11.4 billion and the smallest market capitalization was $240 million. Investing in medium-capitalization stocks may involve greater risk than investing in large capitalization stocks since they can be subject to more abrupt or erratic movements.
However, they tend to involve less risk than stocks of small capitalization companies.

The Fund normally invests in all types of equity securities, including common stocks, preferred stocks, securities that are convertible into common or preferred stocks, such as warrants and convertible bonds, and depository receipts for those securities.
The Fund may maintain a portion of its assets, which will usually not exceed 10%, in U.S. Government securities, money market obligations, and in cash to provide for payment of the Fund's expenses and to meet redemption requests. It is the policy of the Fund to be as fully invested in equity securities as practicable at all times.

Large Cap Growth Portion of the Fund

The Fund normally invests at least 65% of its total assets in equity securities of large capitalization companies that are dominant in their industries, global in scope and have a long- term history of performance. The Fund does have the flexibility, however, to invest the balance in companies with other market capitalizations. The Fund defines large market capitalization companies as those with market capitalization of $5 billion or more at the time of the Fund's investment. Companies whose capitalizations falls below this level after purchase will continue to be considered large capitalization companies for purposes of the 65% policy.

Under normal market conditions, the majority of the Fund's portfolio will consist of common stock, but it also may contain money market instruments for cash management purposes. The Fund reserves the right, as a defensive measure, to hold money market securities, including repurchase agreements or cash, in such proportions as, in the opinion of management, prevailing market or economic conditions warrant.

FOREIGN SECURITIES

Large Cap Growth Portion of the Fund

The Large Cap Growth portion of the Fund may invest in securities of foreign issuers in the form of American
Depository Receipts ("ADRs"), European Depository
Receipts ("EDRs") or similar securities representing interests in the common stock of foreign issuers.
Management intends to limit the Fund's investment in these types of securities to 10% of the Fund's net assets. ADRs are receipts, typically issued by a U.S.
bank or trust company, which evidence ownership of underlying securities issued by a foreign corporation.
EDRs are receipts issued in Europe which evidence a similar ownership arrangement. Generally, ADRs, in registered form, are designed for use in the U.S.
securities markets and EDRs are designed for use in European securities markets. The underlying securities are not always denominated in the same currency as the ADRs or EDRs. Although investment in the form of ADRs or EDRs facilitates trading in foreign securities, it does not mitigate the risks associated with investing in foreign securities.

Investments in foreign securities incur higher costs than investments in U.S. securities, including higher costs in making securities transactions as well as foreign government taxes which may reduce the investment return of the Fund. In addition, foreign investments may include additional risks associated with currency exchange rates, less complete financial information about individual companies, less market liquidity and political instability.

Mid Cap Growth Portion of the Fund

The Mid Cap Growth Portion of the Fund has the authority to invest up to 25% of its assets in foreign securities (including European Depository Receipts
("EDRs") and Global Depository Receipts ("GDRs")) and
American Depository Receipts ("ADRs") or other securities representing underlying shares of foreign companies. EDRs are receipts issued in Europe which evidence ownership of underlying securities issued by a foreign corporations. ADRs are receipts typically issued by an American bank or trust company which evidence a similar ownership arrangement. Generally, ADRs which are issued in registered form, are designed for use in the United States securities markets and EDRs, which are issued in bearer form, are designed for use in European securities markets. GDRs are tradeable both in the U.S. and Europe and are designed for use throughout the world.

There are certain risks involved in investing in securities of companies and governments of foreign nations that are in addition to the usual risks inherent in domestic investments. These risks include those resulting from revaluation of currencies, future adverse political and economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions, reduced availability of public information concerning issuers and the lack of uniform accounting, auditing and financial reporting standards or of other regulatory practices and requirements comparable to those applicable to domestic companies. The yield of the Mid Cap Growth Portion of the Fund may be adversely affected by fluctuations in value of one or more foreign currencies relative to the U.S. dollar.
Moreover, securities of many foreign companies and their markets may be less liquid and their prices more volatile than those of securities of comparable domestic companies. In addition, with respect to certain foreign countries, there is the possibility of expropriation, nationalization, confiscatory taxation and limitations on the use or removal of Funds or other assets of the Fund, including the withholding of dividends. Foreign securities may be subject to foreign government taxes that could reduce the yield on such securities. Because the Fund may invest in securities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency exchange rates may adversely affect the value of portfolio securities and the appreciation or depreciation of investments. Investment in foreign securities also may result in higher expenses due to the cost of converting foreign currency to U.S.
dollars, the payment of fixed brokerage commissions on foreign exchanges, which generally are higher than commissions on domestic exchanges, the expense of maintaining securities with foreign custodians, and the imposition of transfer taxes or transaction charges associated with foreign exchanges. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payment positions. The Mid Cap Growth
Portion of the Fund may invest in securities of foreign governments (or agencies or subdivisions thereof), and therefore many, if not all, of the foregoing considerations apply to such investments as well. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. In addition, the Mid Cap Growth Portion of the Fund may invest in securities into which they may be converted. The Mid
Cap Growth Portion of the Fund also may invest in securities denominated in European Currency Units
(ECUs).  An ECU is a "basket" consisting of a
specified amount of currencies of certain of the twelve member states of the European Community. In addition, the Fund may invest in securities denominated in other currency "baskets."

Small Cap Growth Portion of the Fund

Small Cap Growth Portion of the Fund has the authority to invest up to 10% of its assets in foreign securities "EDRs" and GDRs and ADRs or other securities representing underlying shares of foreign companies. EDRs are receipts issued in Europe which evidence ownership of underlying securities issued by a foreign corporations. ADRs are receipts typically issued by an American bank or trust company which evidence a similar ownership arrangement. Generally, ADRs which are issued in registered form, are designed for use in the United States securities markets and EDRs, which are issued in bearer form, are designed for use in European securities markets. GDRs are tradeable both in the U.S. and Europe and are designed for use throughout the world.

Investing in the securities of foreign companies involves special risks and considerations not typically associated with investing in U.S. companies.
These include differences in accounting, auditing and financial reporting standards, generally higher commission rates on foreign portfolio transactions, the possibility of expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations, political instability which could affect U.S. investments in foreign countries, and potential restrictions on the flow of international capital. Additionally, foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Many of the foreign securities held by the Fund will not be registered with, nor will the issuers thereof be subject to the reporting requirements of, the SEC. Accordingly, there may be less publicly available information about the securities and about the foreign company issuing them than is available about a domestic company and its securities. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payment positions. The risks of investing in foreign securities are greater for securities of emerging market issuers because political or economic instability, lack of market liquidity and negative government actions like currency controls or seizure of private business or property are more likely. The
Small Cap Growth Portion of the Fund may invest in securities of foreign governments (or agencies or subdivisions thereof), and therefore many, if not all, of the foregoing considerations apply to such investments as well.

LENDING PORTFOLIO SECURITIES

Small Cap Growth Portion of the Fund

Consistent with applicable regulatory requirements and for cash management purposes, the Small Cap Growth
Portion of the Fund may lend securities from its portfolio to brokers, dealers and other financial organizations. The Small Cap Growth Portion of the
Fund may not lend its Portfolio securities to the Manager or its affiliates unless it has applied for and received specific authority from the Securities and Exchange Commission ("SEC"). Loans of portfolio securities by the Fund will be collateralized by cash, letters of credit or U.S. government securities that are maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities.

In lending its portfolio securities, The Small Cap
Growth Portion of the Fund can increase its income by continuing to receive interest on the loaned securities as well as by either investing the cash collateral in short-term instruments or obtaining yield in the form of interest paid by the borrower when U.S. government securities are used as collateral. Requirements of the SEC, which may be subject to future modifications, currently provide that the following conditions must be met whenever the Small Cap Growth Portion of the Fund's portfolio securities are loaned: (a) the Fund must receive at least 100% cash collateral or equivalent securities from the borrower; (b) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (c) the Fund must be able to terminate the loan at any time; (d) the Fund must receive reasonable interest on the loan, as well as an amount equal to any dividends, interest or other distributions on the loaned securities, and any increase in market value; (e) the Fund may pay only reasonable custodian fees in connection with the loan; and (f) voting rights on the loaned securities may pass to the borrower; however, if a material event adversely affecting the investment occurs, the Company's Board of Directors must terminate the loan and regain the right to vote the securities. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Loans will be made to firms deemed by the Manager to be of good standing and will not be made unless, in the judgment of the Manager, the consideration to be earned from such loans would justify the risk. From time to time, the Fund may return a part of the interest earned from the investment of collateral received for securities loaned to: (a) the borrower; and/or (b) a third party, which is unaffiliated with the Fund, the Manager and which is acting as a "finder."

Large-Cap Growth and Mid-Cap Growth Portions of the
Fund
Consistent with applicable regulatory requirements, the Large-Cap Growth Portion and the Mid-Cap Growth
Portion of the Fund may each lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Board. The Fund will not lend portfolio securities to affiliates of the Adviser unless they have applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be collateralized by cash, letters of credit or U.S. Government Securities, which are maintained at all times in an amount equal to at least 102% of the current market value of the loaned securities. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund.
From time to time, the Fund may return a part of the interest earned from the investment of collateral received for securities loaned to the borrower and/or a third party that is unaffiliated with the Fund and that is acting as a "finder."
By lending its securities, the Fund can increase its income by continuing to receive interest and any dividends on the loaned securities as well as by either investing the collateral received for securities loaned in short-term instruments or obtaining yield in the form of interest paid by the borrower when U.S. Government Securities are used as collateral. Although the generation of income is not the primary investment goal of the Fund, income received could be used to pay the Fund's expenses and would increase an investor's total return. The Large-
Cap Growth Portion and the Mid-Cap Growth Portion of the Fund will adhere to the following conditions whenever its portfolio securities are loaned: (i) the Fund must receive at least 102% cash collateral or equivalent securities of the type discussed in the preceding paragraph from the borrower; (ii) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (iii) the Fund must be able to terminate the loan at any time; (iv) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities and any increase in market value;
(v) the Fund may pay only reasonable custodian fees in connection with the loan; and (vi) voting rights on the loaned securities may pass to the borrower, provided, however, that if a material event adversely affecting the investment occurs, the Board must terminate the loan and regain the right to vote the securities. Loan agreements involve certain risks in the event of default or insolvency of the other party including possible delays or restrictions upon a Fund's ability to recover the loaned securities or dispose of the collateral for the loan.
REPURCHASE AGREEMENTS
The Fund may agree to purchase securities from a bank or recognized securities dealer and simultaneously commit to resell the securities to the bank or dealer at an agreed-upon date and price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased securities ("repurchase agreements"). The Fund would maintain custody of the underlying securities prior to their repurchase; thus, the obligation of the bank or dealer to pay the repurchase price on the date agreed to would be, in effect, secured by such securities. If the value of such securities were less than the repurchase price, plus interest, the other party to the agreement would be required to provide additional collateral so that at all times the collateral is at least 102% of the repurchase price plus accrued interest. Default by or bankruptcy of a seller would expose the Fund to possible loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying obligations. The financial institutions with which the Fund may enter into repurchase agreements will be banks and non-bank dealers of U.S. Government securities that are listed on the Federal Reserve Bank of New York's list of reporting dealers, if such banks and non-bank dealers are deemed creditworthy by the Fund's manager. The manager will continue to monitor creditworthiness of the seller under a repurchase agreement, and will require the seller to maintain during the term of the agreement the value of the securities subject to the agreement to equal at least 102% of the repurchase price (including accrued interest). In addition, the manager will require that the value of this collateral, after transaction costs (including loss of interest) reasonably expected to be incurred on a default, be equal to 102% or greater than the repurchase price (including accrued premium) provided in the repurchase agreement or the daily amortization of the difference between the purchase price and the repurchase price specified in the repurchase agreement. The manager will mark-to-market daily the value of the securities. Repurchase agreements are considered to be loans by the Fund under the 1940 Act.
REVERSE REPURCHASE AGREEMENTS
Small Cap Growth Portion and Mid Cap Growth Portions of the Fund

The Small Cap Growth and Mid Cap Growth Portion of the
Fund may enter into reverse repurchase agreements. A reverse repurchase agreement involves the sale of a money market instrument by the Fund and its agreement to repurchase the instrument at a specified time and price. The Fund will maintain a segregated account consisting of U.S. government securities or cash or cash equivalents to cover its obligations under reverse repurchase agreements with broker-dealers and other financial institutions. The Fund will invest the proceeds in other money market instruments or repurchase agreements maturing not later than the expiration of the reverse repurchase agreement. Under the Investment Company Act of 1940, as amended, reverse repurchase agreements may be considered borrowing by the seller.

Reverse repurchase agreements create opportunities for increased returns to the shareholders of the Fund but, at the same time, create special risk considerations.
Although the principal or stated value of such borrowings will be fixed, the Fund's assets may change in value during the time the borrowing is outstanding.
To the extent the income or other gain derived from securities purchased with borrowed Funds exceeds the interest or dividends the Fund will have to pay in respect thereof, the Fund's net income or other gain will be greater than if this type of investment technique had not been used. Conversely, if the income or other gain from the incremental assets is not sufficient to cover this cost, the net income or other gain of the Fund will be less than if the reverse repurchase agreement had not been used.

Each Portion currently intends to invest not more than 33% of its net assets in reverse repurchase agreements.





WHEN ISSUED AND DELAYED DELIVERY TRANSACTIONS

Small Cap Growth Portion of the Fund

In order to secure what the Manager considers to be an advantageous price or yield, the Small Cap Growth
Portion of the Fund may purchase U.S. government securities on a when-issued basis or purchase or sell
U.S. government securities for delayed delivery. The
Fund will enter into such purchase transactions for the purpose of acquiring portfolio securities and not for the purpose of leverage. Delivery of the securities in such cases occurs beyond the normal settlement periods, but no payment or delivery is made by the Fund prior to the reciprocal delivery or payment by the other party to the transaction. In entering into a when-issued or delayed-delivery transaction, the Fund relies on the other party to consummate the transaction and may be disadvantaged if the other party fails to do so.

U.S. government securities normally are subject to changes in value based upon changes, real or anticipated, in the level of interest rates and, to a lesser extent, the public's perception of the creditworthiness of the issuers. In general, U.S.
government securities tend to appreciate when interest rates decline and depreciate when interest rates rise.
Purchasing U.S. government securities on a when-issued basis or delayed-delivery basis, therefore, can involve the risk that the yields available in the market when the delivery takes place may actually be higher than those obtained in the transaction itself.
Similarly, the sale of U.S. government securities for delayed delivery can involve the risk that the prices available in the market when the delivery is made may actually be higher than those obtained in the transaction itself.

The Fund will at times maintain in a segregated account cash or liquid securities equal to the amount of the Fund's when-issued or delayed-delivery commitments. For the purpose of determining the adequacy of the securities in the account, the deposited securities will be valued at market or fair value. If the market or fair value of such securities declines, additional cash or securities will be placed in the account on a daily basis so the value of the account will equal the amount of such commitments by the Fund. Placing securities rather than cash in the account may have a leveraging effect on the Fund's assets. That is, to the extent the Fund remains substantially fully invested in securities at the time that it has committed to purchase securities on a when-issued basis, there will be greater fluctuation in its net asset value than if it had set aside cash to satisfy its purchase commitments. On the settlement date, the Fund will meet its obligations from then available cash flow, the sale of securities held in the separate account, the sale of other securities or, although it normally would not expect to do so, from the sale of the when-issued or delayed-delivery securities themselves (which may have a greater or lesser value than the Fund's payment obligations).

Mid Cap Growth and Large Cap Growth Portions of the
Fund

The Mid Cap Growth and Large Cap Growth Portions of the Fund may purchase securities on a "when-issued" basis, for delayed delivery (i.e., payment or delivery occur beyond the normal settlement date at a stated price and yield) or on a forward commitment basis.
The Fund does not intend to engage in these transactions for speculative purposes, but only in furtherance of its investment goal. These transactions occur when securities are purchased or sold by the Fund with payment and delivery taking place in the future to secure what is considered an advantageous yield and price to the Fund at the time of entering into the transaction. The payment obligation and the interest rate that will be received on when-issued securities are fixed at the time the buyer enters into the commitment. Due to fluctuations in the value of securities purchased or sold on a when-issued, delayed-delivery basis or forward commitment basis, the prices obtained on such securities may be higher or lower than the prices available in the market on the dates when the investments are actually delivered to the buyers.
When the Fund agrees to purchase when-issued or delayed-delivery securities, its Fund will set aside cash or liquid securities equal to the amount of the commitment in a segregated account on the Fund's books. Normally, the Fund will set aside portfolio securities to satisfy a purchase commitment, and in such a case the Fund may be required subsequently to place additional assets in the segregated account in order to ensure that the value of the account remains equal to the amount of the Fund's commitment. The assets contained in the segregated account will be marked-to-market daily. It may be expected that the Fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash.
When the Fund engages in when-issued or delayed-delivery transactions, it relies on the other party to consummate the trade. Failure of the seller to do so may result in the Fund's incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

MONEY MARKET INSTRUMENTS

Small Cap Growth Portion of the Fund

As stated in the Prospectus, the Small Cap Growth
Portion of the Fund may invest for temporary defensive purposes in corporate and government bonds and notes and money market instruments. Money market instruments in which the Fund may invest include: U.S. government securities; certificates of deposit, time deposits and bankers' acceptances issued by domestic banks
(including their branches located outside the United
States and subsidiaries located in Canada), domestic branches of foreign banks, savings and loan associations and similar institutions; high grade commercial paper; and repurchase agreements with respect to the foregoing types of instruments. The following is a more detailed description of such money market instruments.

Certificates of deposit ("CDs") are short-term negotiable obligations of commercial banks. Time deposits ("TDs") are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Bankers' acceptances are time drafts drawn on commercial banks by borrowers usually in connection with international transactions.

Domestic commercial banks organized under Federal law are supervised and examined by the Comptroller of the Currency and are required to be members of the Federal
Reserve System and to be insured by the Federal
Deposit Insurance Corporation (the "FDIC"). Domestic banks organized under state law are supervised and examined by state banking authorities but are members of the Federal Reserve System only if they elect to join. Most state banks are insured by the FDIC
(although such insurance may not be of material benefit to the Fund, depending upon the principal amounts of CDs of each bank held by the Fund) and are subject to Federal examination and to a substantial body of Federal law and regulation. As a result of governmental regulations, domestic branches of domestic banks are generally required to, among other things, maintain specified levels of reserves, and are subject to other supervision and regulation designed to promote financial soundness.

Obligations of foreign branches of domestic banks, such as CDs and TDs, may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and government regulation. Such obligations are subject to different risks than are those of domestic banks or domestic branches of foreign banks. These risks include foreign economic and political developments, foreign governmental restrictions that may adversely affect payment of principal and interest on the obligations, foreign exchange controls and foreign withholding and other taxes on interest income.
Foreign branches of domestic banks are not necessarily subject to the same or similar regulatory requirements that apply to domestic banks, such as mandatory reserve requirements, loan limitations, and accounting, auditing and financial recordkeeping requirements. In addition, less information may be publicly available about a foreign branch of a domestic bank than about a domestic bank. CDs issued by wholly owned Canadian subsidiaries of domestic banks are guaranteed as to repayment of principal and interest (but not as to sovereign risk) by the domestic parent bank.

Obligations of domestic branches of foreign banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by governmental regulation as well as governmental action in the country in which the foreign bank has its head office.
A domestic branch of a foreign bank with assets in excess of $1 billion may or may not be subject to reserve requirements imposed by the Federal Reserve
System or by the state in which the branch is located if the branch is licensed in that state. In addition, branches licensed by the Comptroller of the Currency and branches licensed by certain states ("State
Branches") may or may not be required to: (a) pledge to the regulator by depositing assets with a designated bank within the state, an amount of its assets equal to 5% of its total liabilities; and (b) maintain assets within the state in an amount equal to a specified percentage of the aggregate amount of liabilities of the foreign bank payable at or through all of its agencies or branches within the state. The deposits of State Branches may not necessarily be insured by the FDIC.

In view of the foregoing factors associated with the purchase of CDs and TDs issued by foreign branches of domestic banks or by domestic branches of foreign banks, SSB Citi will carefully evaluate such investments on a case-by-case basis.

Savings and loan associations whose CDs may be purchased by the Fund are supervised by the Office of Thrift Supervision and are insured by the Savings
Association Insurance Fund, which is administered by the FDIC and is backed by the full faith and credit of the U.S. government. As a result, such savings and loan associations are subject to regulation and examination.

Mid Cap Growth Portion of the Fund

The Mid Cap Growth Portion of the Fund may invest for temporary defensive purposes in short-term instruments including corporate and government bonds and notes and money market instruments. Short-term instruments in which the Fund may invest include obligations of banks having at least $1 billion in assets (including certificates of deposit, time deposits and bankers' acceptances of domestic or foreign banks, domestic savings and loan associations and similar institutions); commercial paper rated no lower than A-
2 by Standard & Poor's Ratings Group or Prime-2 by
Moody's Investors Service, Inc. or the equivalent from another nationally recognized statistical rating organization or, if unrated, of an issuer having an outstanding, unsecured debt issue then rated within the two highest rating categories; and repurchase agreements with respect to any of the foregoing entered into with banks and non-bank dealers approved by the Trust's Board of Directors. Certificates of deposit ("CDs") are short-term, negotiable obligations of commercial banks. Time deposits ("TDs") are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Bankers' acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

Large Cap Growth Portion of the Fund

The Large Cap Growth Portion of the Fund may invest for temporary defensive purposes in corporate and government bonds and notes and money market instruments. Money market instruments include:
obligations issued or guaranteed by the United States government, its agencies or instrumentalities ("U.S.
government securities"); certificates of deposit, time deposits and bankers' acceptances issued by domestic banks (including their branches located outside the United States and subsidiaries located in Canada), domestic branches of foreign banks, savings and loan associations and similar institutions; high grade commercial paper; and repurchase agreements with respect to the foregoing types of instruments.
Certificates of deposit ("CDs") are short-term, negotiable obligations of commercial banks. Time deposits ("TDs") are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Bankers' acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

OPTIONS, FUTURES AND CURRENCY STRATEGIES

The Fund may use forward currency contracts and certain options and futures strategies to attempt to hedge its portfolio, i.e., reduce the overall level of investment risk normally associated with the Fund.
There can be no assurance that such efforts will succeed.

In order to assure that the Fund will not be deemed to be a "commodity pool" for purposes of the Commodity
Exchange Act, regulations of the Commodity Futures
Trading Commission ("CFTC") require that the Fund enter into transactions in futures contracts and options on futures only (i) for bona fide hedging purposes (as defined in CFTC regulations), or (ii) for non-hedging purposes, provided that the aggregate initial margin and premiums on such non-hedging positions do not exceed 5% of the liquidation value of the Fund's assets. To attempt to hedge against adverse movements in exchange rates between currencies, the Fund may enter into forward currency contracts for the purchase or sale of a specified currency at a specified future date. Such contracts may involve the purchase or sale of a foreign currency against the U.S. dollar or may involve two foreign currencies. The
Fund may enter into forward currency contracts either with respect to specific transactions or with respect to its portfolio positions. For example, when the investment adviser anticipates making a purchase or sale of a security, it may enter into a forward currency contract in order to set the rate (either relative to the U.S. dollar or another currency) at which the currency exchange transaction related to the purchase or sale will be made ("transaction hedging").
Further, when the investment adviser believes that a particular currency may decline compared to the U.S.
dollar or another currency, the Fund may enter into a forward contract to sell the currency the Manager expects to decline in an amount approximating the value of some or all of the Fund's securities denominated in that currency, or when the Manager believes that one currency may decline against a currency in which some or all of the portfolio securities held by the Fund are denominated, it may enter into a forward contract to buy the currency expected to decline for a fixed amount ("position hedging"). In this situation, the Fund may, in the alternative, enter into a forward contract to sell a different currency for a fixed amount of the currency expected to decline where the Manager believes that the value of the currency to be sold pursuant to the forward contract will fall whenever there is a decline in the value of the currency in which portfolio securities of the Fund are denominated ("cross hedging"). The Fund's custodian places (i) cash, (ii)
U.S. Government securities or (iii) equity securities or debt securities (of any grade) in certain currencies provided such assets are liquid, unencumbered and marked to market daily, or other high-quality debt securities denominated in certain currencies in a separate account of the Fund having a value equal to the aggregate account of the Fund's commitments under forward contracts entered into with respect to position hedges and cross-hedges. If the value of the securities placed in a separate account declines, additional cash or securities are placed in the account on a daily basis so that the value of the amount will equal the amount of the Fund's commitments with respect to such contracts.

For hedging purposes, the Fund may write covered call options and purchase put and call options on currencies to hedge against movements in exchange rates and on debt securities to hedge against the risk of fluctuations in the prices of securities held by the Fund or which the Manager intends to include in its portfolio. The Fund also may use interest rates futures contracts and options thereon to hedge against changes in the general level in interest rates.

The Fund may write call options on securities and currencies only if they are covered, and such options must remain covered so long as the Fund is obligated as a writer. A call option written by the Fund is "covered" if the Fund owns the securities or currency underlying the option or has an absolute and immediate right to acquire that security or currency without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other securities or currencies held in its portfolio. A call option is also covered if the Fund holds on a share-for-share basis a call on the same security or holds a call on the same currency as the call written where the exercise price of the call held is equal to less than the exercise price of the call written or greater than the exercise price of the call written if the difference is maintained by the Fund in cash, Treasury bills or other high-grade, short-term obligations in a segregated account with its custodian.

Although the portfolio might not employ the use of forward currency contracts, options and futures, the use of any of these strategies would involve certain investment risks and transaction costs to which it might not otherwise be subject. These risks include:
dependence on the investment adviser's ability to predict movements in the prices of individual debt securities, fluctuations in the general fixed-income markets and movements in interest rates and currency markets, imperfect correlation between movements in the price of currency, options, futures contracts or options thereon and movements in the price of the currency or security hedged or used for cover; the fact that skills and techniques needed to trade options, futures contracts and options thereon or to use forward currency contracts are different from those needed to select the securities in which the Fund invests; lack of assurance that a liquid market will exist for any particular option, futures contract or options thereon at any particular time and possible need to defer or accelerate closing out certain options, futures contracts and options thereon in order to continue to qualify for the beneficial tax treatment afforded "regulated investment companies" under the Internal Revenue Code of 1986, as amended
(the "Code"). See "Dividends, Distributions and
Taxes."

Over-the-counter options in which the Fund may invest differ from exchange traded options in that they are two-party contracts, with price and other terms negotiated between buyer and seller, and generally do not have as much market liquidity as exchange-traded options. The Fund may be required to treat as illiquid over-the-counter options purchased and securities being used to cover certain written over-the-counter options.

Large Cap Growth and Mid Cap Growth Portion of the
Fund

The fund may purchase put and call options in anticipation of declines in the value of portfolio securities or increases in the value of securities to be acquired. In the event that the expected changes occur, the fund may be able to offset the resulting adverse effect on its portfolio, in whole or in part, through the options purchased. The risk assumed by the fund in connection with such transactions is limited to the amount of the premium and related transaction costs associated with the option, although the fund may be required to forfeit such amounts in the event that the prices of securities underlying the options do not move in the direction or to the extent anticipated.

OPTIONS ON SECURITIES

As discussed more generally above, the Fund may engage in the writing of covered call options. The Fund may also purchase put options and enter into closing transactions.

The principal reason for writing covered call options on securities is to attempt to realize, through the receipt of premiums, a greater return than would be realized on the securities alone. In return for a premium, the writer of a covered call option forgoes the right to any appreciation in the value of the underlying security above the strike price for the life of the option (or until a closing purchase transaction can be effected). Nevertheless, the call writer retains the risk of a decline in the price of the underlying security. Similarly, the principal reason for writing covered put options is to realize income in the form of premiums. The writer of a covered put option accepts the risk of a decline in the price of the underlying security. The size of the premiums the Fund may receive may be adversely affected as new or existing institutions, including other investment companies, engage in or increase their option-writing activities.

Options written by the Fund will normally have expiration dates between one and six months from the date written. The exercise price of the options may be below, equal to, or above the current market values of the underlying securities at the times the options are written. In the case of call options, these exercise prices are referred to as "in-the-money,"
"at-the-money" and "out-of-the-money," respectively.

The Fund may write (a) in-the-money call options when
SSB Citi expects the price of the underlying security to remain flat or decline moderately during the option period, (b) at-the-money call options when SSB Citi expects the price of the underlying security to remain flat or advance moderately during the option period and (c) out-of-the-money call options when SSB Citi expects that the price of the security may increase but not above a price equal to the sum of the exercise price plus the premiums received from writing the call option. In any of the preceding situations, if the market price of the underlying security declines and the security is sold at this lower price, the amount of any realized loss will be offset wholly or in part by the premium received. Out-of-the-money, at-the-money and in-the-money put options (the reverse of call options as to the relation of exercise price to market price) may be utilized in the same market environments as such call options are used in equivalent transactions.

So long as the obligation of the Fund as the writer of an option continues, the Fund may be assigned an exercise notice by the broker-dealer through which the option was sold, requiring it to deliver, in the case of a call, or take delivery of, in the case of a put, the underlying security against payment of the exercise price. This obligation terminates when the option expires or the Fund effects a closing purchase transaction. The Fund can no longer effect a closing purchase transaction with respect to an option once it has been assigned an exercise notice. To secure its obligation to deliver the underlying security when it writes a call option, or to pay for the underlying security when it writes a put option, the Fund will be required to deposit in escrow the underlying security or other assets in accordance with the rules of the Options Clearing Corporation ("Clearing Corporation") or similar clearing corporation and the securities exchange on which the option is written.

An option position may be closed out only where there exists a secondary market for an option of the same series on a recognized securities exchange or in the over-the-counter market. The Fund expects to write options only on national securities exchanges or in the over-the-counter market. The Fund may purchase put options issued by the Clearing Corporation or in the over-the-counter market.

The Fund may realize a profit or loss upon entering into a closing transaction. In cases in which a Fund has written an option, it will realize a profit if the cost of the closing purchase transaction is less than the premium received upon writing the original option and will incur a loss if the cost of the closing purchase transaction exceeds the premium received upon writing the original option. Similarly, when the Fund has purchased an option and engages in a closing sale transaction, whether it recognizes a profit or loss will depend upon whether the amount received in the closing sale transaction is more or less than the premium the Fund initially paid for the original option plus the related transaction costs.

Although the Fund generally will purchase or write only those options for which SSB Citi believes there is an active secondary market so as to facilitate closing transactions, there is no assurance that sufficient trading interest to create a liquid secondary market on a securities exchange will exist for any particular option or at any particular time, and for some options no such secondary market may exist. A liquid secondary market in an option may cease to exist for a variety of reasons. In the past, for example, higher than anticipated trading activity or order flow, or other unforeseen events, have at times rendered certain of the facilities of the Clearing Corporation and national securities exchanges inadequate and resulted in the institution of special procedures, such as trading rotations, restrictions on certain types of orders or trading halts or suspensions in one or more options. There can be no assurance that similar events, or events that may otherwise interfere with the timely execution of customers' orders, will not recur. In such event, it might not be possible to effect closing transactions in particular options. If, as a covered call option writer, the Fund is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise.

Securities exchanges generally have established limitations governing the maximum number of calls and puts of each class which may be held or written, or exercised within certain periods, by an investor or group of investors acting in concert (regardless of whether the options are written on the same or different securities exchanges or are held, written or exercised in one or more accounts or through one or more brokers). It is possible that the Fund and other clients of SSB Citi and certain of their affiliates may be considered to be such a group. A securities exchange may order the liquidation of positions found to be in violation of these limits, and it may impose certain other sanctions.

In the case of options written by the Fund that are deemed covered by virtue of the Fund's holding convertible or exchangeable preferred stock or debt securities, the time required to convert or exchange and obtain physical delivery of the underlying common stocks with respect to which the Fund has written options may exceed the time within which the Fund must make delivery in accordance with an exercise notice.
In these instances, the Fund may purchase or temporarily borrow the underlying securities for purposes of physical delivery. By so doing, the Fund will not bear any market risk because a Fund will have the absolute right to receive from the issuer of the underlying security an equal number of shares to replace the borrowed stock, but the Fund may incur additional transaction costs or interest expenses in connection with any such purchase or borrowing.

Although SSB Citi will attempt to take appropriate measures to minimize the risks relating to the Fund's writing of call options and purchasing of put and call options, there can be no assurance that the Fund will succeed in its option-writing program.

STOCK INDEX OPTIONS

As described generally above, the Fund may purchase put and call options and write call options on domestic stock indexes listed on domestic exchanges in order to realize its investment objective of capital appreciation or for the purpose of hedging its portfolio. A stock index fluctuates with changes in the market values of the stocks included in the index.
Some stock index options are based on a broad market index such as the New York Stock Exchange Composite
Index or the Canadian Market Portfolio Index, or a narrower market index such as the Standard & Poor's
100. Indexes also are based on an industry or market segment such as the American Stock Exchange Oil and Gas Index or the Computer and Business Equipment
Index.

Options on stock indexes are generally similar to options on stock except that the delivery requirements are different. Instead of giving the right to take or make delivery of stock at a specified price, an option on a stock index gives the holder the right to receive a cash "exercise settlement amount" equal to (a) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (b) a fixed "index multiplier." Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option.
The amount of cash received will be equal to such difference between the closing price of the index and the exercise price of the option expressed in dollars or a foreign currency, as the case may be, times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. The writer may offset its position in stock index options prior to expiration by entering into a closing transaction on an exchange or it may let the option expire unexercised.

The effectiveness of purchasing or writing stock index options as a hedging technique will depend upon the extent to which price movements in the portion of the securities portfolio of the Fund correlate with price movements of the stock index selected. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether the Fund will realize a gain or loss from the purchase or writing of options on an index depends upon movements in the level of stock prices in the stock market generally or, in the case of certain indexes, in an industry or market segment, rather than movements in the price of a particular stock. Accordingly, successful use by the Fund of options on stock indexes will be subject to SSB Citi's ability to predict correctly movements in the direction of the stock market generally or of a particular industry. This requires different skills and techniques than predicting changes in the price of individual stocks.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS

Small Cap Growth Portion of the Fund

As described generally above, the Small Cap Growth
Portion of the Fund may invest in stock index futures contracts and options on futures contracts that are traded on a domestic exchange or board of trade.

The purpose of entering into a futures contract by the Fund is to protect the Fund from fluctuations in the value of securities without actually buying or selling the securities. For example, in the case of stock index futures contracts, if the Fund anticipates an increase in the price of stocks that it intends to purchase at a later time, the Fund could enter into contracts to purchase the stock index (known as taking a "long" position) as a temporary substitute for the purchase of stocks. If an increase in the market occurs that influences the stock index as anticipated, the value of the futures contracts increases and thereby serves as a hedge against the Fund's not participating in a market advance. The Fund then may close out the futures contracts by entering into offsetting futures contracts to sell the stock index
(known as taking a "short" position) as it purchases individual stocks. The Fund can accomplish similar results by buying securities with long maturities and selling securities with short maturities. But by using futures contracts as an investment tool to reduce risk, given the greater liquidity in the futures market, it may be possible to accomplish the same result more easily and more quickly.

No consideration will be paid or received by the Fund upon the purchase or sale of a futures contract.
Initially, the Fund will be required to deposit with the broker an amount of cash or cash equivalents equal to approximately 1% to 10% of the contract amount
(this amount is subject to change by the exchange or board of trade on which the contract is traded and brokers or members of such board of trade may charge a higher amount). This amount is known as "initial margin" and is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund, upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as "variation margin," to and from the broker, will be made daily as the price of the index or securities underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market." In addition, when the Fund enters into a long position in a futures contract or an option on a futures contract, it must deposit into a segregated account with the Fund's custodian an amount of cash or cash equivalents equal to the total market value of the underlying futures contract, less amounts held in the Fund's commodity brokerage account at its broker. At any time prior to the expiration of a futures contract, the Fund may elect to close the position by taking an opposite position, which will operate to terminate the Fund's existing position in the contract.

There are several risks in connection with the use of futures contracts as a hedging device. Successful use of futures contracts by the Fund is subject to the ability of SSB Citi to predict correctly movements in the stock market or in the direction of interest rates. These predictions involve skills and techniques that may be different from those involved in the management of investments in securities. In addition, there can be no assurance there will be a perfect correlation between movements in the price of the securities underlying the futures contract and movements in the price of the securities that are the subject of the hedge. A decision of whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected trends in market behavior or interest rates.

Positions in futures contracts may be closed out only on the exchange on which they were entered into (or through a linked exchange) and no secondary market exists for those contracts. In addition, although the Fund intends to enter into futures contracts only if there is an active market for the contracts, there is no assurance that an active market will exist for the contracts at any particular time. Most futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses. In such event, and in the event of adverse price movements, the Fund would be required to make daily cash payments of variation margin; in such circumstances, an increase in the value of the portion of the portfolio being hedged, if any, may partially or completely offset losses on the futures contract. As described above, however, no assurance can be given that the price of the securities being hedged will correlate with the price movements in a futures contract and thus provide an offset to losses on the futures contract.

Mid Cap Growth and Large Cap Growth Portions of the
Fund

As described generally above, the Mid Cap Growth and Large Cap Growth Portions of the Fund may invest in stock index futures contracts and options on futures contracts traded on a domestic exchange or board of trade. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. The primary purpose of entering into a futures contract by the Fund is to protect the Fund from fluctuations in the value of securities without actually buying or selling the securities. The Fund may enter into futures contracts and options on futures to seek higher investment returns when a futures contract is priced more attractively than stocks comprising a benchmark index, to facilitate trading or to reduce transaction costs. The Fund will enter into futures contracts and options only on futures contracts that are traded on a domestic exchange and board of trade. Assets committed to futures contracts will be segregated at the Fund's custodian to the extent required by law.

The purpose of entering into a futures contract by the Fund is to protect the Fund from fluctuations in the value of securities without actually buying or selling the securities. For example, in the case of stock index futures contracts, if the Fund anticipates an increase in the price of stocks it intends to purchase at a later time, the Fund could enter into contracts to purchase the stock index (known as taking a "long" position) as a temporary substitute for the purchase of stocks. If an increase in the market occurs that influences the stock index as anticipated, the value of the futures contracts increases and thereby serves as a hedge against the Fund's not participating in a market advance. The Fund then may close out the futures contracts by entering into offsetting futures contracts to sell the stock index (known as taking a "short" position) as it purchases individual stocks.
The Fund can accomplish similar results by buying securities with long maturities and selling securities with short maturities. But by using futures contracts as an investment tool to reduce risk, given the greater liquidity in the futures market, it may be possible to accomplish the same result more easily and more quickly.

No consideration will be paid or received by the Fund upon the purchase or sale of a futures contract.
Initially, the Fund will be required to deposit with the broker an amount of cash or cash equivalents equal to approximately 1% to 10% of the contract amount
(this amount is subject to change by the exchange or board of trade on which the contract is traded and brokers or members of such board of trade may charge a higher amount). This amount is known as "initial margin" and is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund, upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as "variation margin," to and from the broker, will be made daily as the price of the index or securities underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market." In addition, when the Fund enters into a long position in a futures contract or an option on a futures contract, it must deposit into a segregated account with the Fund's custodian an amount of cash or cash equivalents equal to the total market value of the underlying futures contract, less amounts held in the Fund's commodity brokerage account at its broker. At any time prior to the expiration of a futures contract, the Fund may elect to close the position by taking an opposite position, which will operate to terminate the Fund's existing position in the contract.

There are several risks in connection with the use of futures contracts as a hedging device. Successful use of futures contracts by the Fund is subject to the ability of the manager to predict correctly movements in the stock market or in the direction of interest rates. These predictions involve skills and techniques that may be different from those involved in the management of investments in securities. In addition, there can be no assurance that there will be a perfect correlation between movements in the price of the securities underlying the futures contract and movements in the price of the securities that are the subject of the hedge. A decision of whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected trends in market behavior or interest rates.

Positions in futures contracts may be closed out only on the exchange on which they were entered into (or through a linked exchange) and no secondary market exists for those contracts. In addition, although the Fund intends to enter into futures contracts only if there is an active market for the contracts, there is no assurance that an active market will exist for the contracts at any particular time. Most futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses. In such event, and in the event of adverse price movements, the Fund would be required to make daily cash payments of variation margin; in such circumstances, an increase in the value of the portion of the portfolio being hedged, if any, may partially or completely offset losses on the futures contract. As described above, however, no assurance can be given that the price of the securities being hedged will correlate with the price movements in a futures contract and thus provide an offset to losses on the futures contract.

EQUITY SECURITIES

Mid Cap Growth and Large Cap Growth Portion of the
Fund
Mid Cap Growth and Large Cap Growth Portion of the
Fund will normally invest at least 65% of its assets in equity securities, including primarily common stocks and, to a lesser extent, securities convertible into common stock and rights to subscribe for common stock. Common stocks represent an equity (ownership) interest in a corporation. Although equity securities have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition and on overall market and economic conditions.


CONVERTIBLE SECURITIES

Mid Cap Growth Portion of the Fund

Convertible securities in which the Mid Cap Growth
Portion of the Fund may invest, including both convertible debt and convertible preferred stock, may be converted at either a stated price or stated rate into underlying shares of common stock. Because of this feature, convertible securities enable an investor to benefit from increases in the market price of the underlying common stock. Convertible securities provide higher yields than the underlying equity securities, but generally offer lower yields than non-convertible securities of similar quality.
Like bonds, the value of convertible securities fluctuates in relation to changes in interest rates and, in addition, also fluctuates in relation to the underlying common stock.

DEBT SECURITIES

Mid Cap Growth Portion of the Fund

Debt securities in which the Mid Cap Growth Portion of the Fund may invest include notes, bills, commercial paper, obligations issued or guaranteed by the government or any of its political subdivisions, agencies or instrumentalities, and certificates of deposit. Debt securities represent money borrowed that obligate the issuer (e.g., a corporation, municipality, government, government agency) to repay the borrowed amount at maturity (when the obligation is due and payable) and usually to pay the holder interest at specific times.

All debt securities are subject to market risk and credit risk. Market risk relates to market-induced changes in a security's value, usually as a result of changes in interest rates. The value of the Fund's investments in debt securities will change as the general levels of interest rates fluctuate. During periods of falling interest rates, the value of the Fund's debt securities will generally rise.
Conversely, during periods of rising interest rates, the value of the Fund's debt securities will generally decline. Credit risk relates to the ability of the issuer to make payments of principal and interest.
The Fund has no restrictions with respect to the maturities or duration of the debt securities it holds. The Fund's investment in fixed income securities with longer terms to maturity or greater duration are subject to greater volatility than the Fund's shorter-term securities.

U.S. GOVERNMENT SECURITIES

Mid Cap Growth Portion of the Fund

The Mid Cap Growth Portion of the Fund may invest in
U.S. Government securities. Generally, these securities include U.S. Treasury obligations and obligations issued or guaranteed by U.S. Government agencies, instrumentalities or sponsored enterprises.
U.S. Government securities also include Treasury receipts and other stripped U.S. Government securities, where the interest and principal components of stripped U.S. Government securities are traded independently. The Fund may also invest in zero coupon U.S. Treasury securities and in zero coupon securities issued by financial institutions, which represent a proportionate interest in underlying
U.S. Treasury securities. A zero coupon security pays no interest to its holder during its life and its value consists of the difference between its face value at maturity and its cost. The market values of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.

ILLIQUID SECURITIES

Mid Cap Growth and Large Cap Growth Portions of the
Fund

The Mid Cap Growth and Large Cap Growth Portions of the Fund each may invest up to an aggregate amount equal to 10% of its net assets in illiquid securities, which term includes securities subject to contractual or other restrictions on resale and other instruments that lack readily available markets.

MASTER/FEEDER FUND STRUCTURE

The Board of Directors has the discretion to retain the current distribution arrangement for the Fund while investing in a master fund in a master/feeder fund structure. A master/feeder fund structure is one in which a fund (a "feeder fund"), instead of investing directly in a portfolio of securities, invests most or all of its investment assets in a separate registered investment company (the "master fund") with substantially the same investment objective and policies as the feeder fund. Such a structure permits the pooling of assets of two or more feeder funds, preserving separate identities or distribution channels at the feeder fund level. Based on the premise that certain of the expenses of operating an investment portfolio are relatively fixed, a larger investment portfolio may eventually achieve a lower ratio of operating expenses to average net assets. An existing investment company is able to convert to a feeder fund by selling all of its investments, which involves brokerage and other transaction costs and realization of a taxable gain or loss, or by contributing its assets to the master fund and avoiding transaction costs and, if proper procedures are followed, the realization of taxable gain or loss.

INVESTMENT RESTRICTIONS

The investment restrictions numbered 1 through 7 below and the Fund's investment objective have been adopted by the Company as fundamental policies of the Fund.
Under the 1940 Act, a fundamental policy may not be changed with respect to a fund without the vote of a majority of the outstanding voting securities of the fund. Majority is defined in the 1940 Act as the lesser of (a) 67% or more of the shares present at a fund meeting, if the holders of more than 50% of the outstanding shares of the fund are present or represented by proxy, or (b) more than 50% of outstanding shares. The remaining restrictions may be changed by a vote of a majority of the Company's Board of Directors at any time.

Under the investment restrictions adopted by the
Company with respect to the Fund: the Fund will not
1.	Invest more than 25% of its total assets in
securities, the issuers of which conduct their business activities in the same industry. For purposes of this limitation, securities of the U.S.
government (including its agencies and
instrumentalities) and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

2.	Borrow money, except that (a) the Fund may
borrow from banks for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests which might otherwise require the untimely disposition of securities, and (b) the Fund may, to the extent consistent with its investment policies, enter into reverse repurchase agreements, forward roll transactions and similar investment strategies and techniques. To the extent that it engages in transactions described in (a) and (b), the Fund will be limited so that no more than 331/3% of the value of its total assets (including the amount borrowed), valued at the lesser of cost or market, less liabilities (not including the amount borrowed) valued at the time the borrowing is made, is derived from such transactions.

3.	Issue "senior securities" as defined in the 1940
Act and the rules, regulations and orders thereunder, except as permitted under the 1940 Act and the rules, regulations and orders thereunder

4.	Make loans.  This restriction does not apply to:
(a) the purchase of debt obligations in which the Fund may invest consistent with its investment objectives and policies; (b) repurchase agreements; and (c) loans of its portfolio securities, to the fullest extent permitted under the 1940 Act.

5.	Purchase or sell real estate, real estate
mortgages, commodities or commodity contracts, but this restriction shall not prevent the Fund from (a) investing in securities of issuers engaged in the real estate business or the business of investing in real estate (including interests in limited partnerships owning or otherwise engaging in the real estate business or the business of investing in real estate) and securities which are secured by real estate or interests therein; (b) holding or selling real estate received in connection with securities it holds or held; (c) trading in futures contracts and options on futures contracts (including options on currencies to the extent consistent with the Fund's investment objective and policies); or (d) investing in real estate investment trust securities.

6.	Engage in the business of underwriting
securities issued by other persons, except to the extent that the Fund may technically be deemed to be an underwriter under the Securities Act of 1933, as amended, in disposing of portfolio securities.

7.	Purchase or otherwise acquire any illiquid
security except as permitted under the 1940 Act for open-end investment companies, which currently permits up to 15% of the Fund's net assets to be invested in illiquid securities.

If any percentage restriction described above is complied with at the time of an investment, a later increase or decrease in percentage resulting from a change in values or assets will not constitute a violation of such restriction.

DIRECTORS AND EXECUTIVE OFFICERS OF THE COMPANY

The Directors and executive officers of the Company, together with information as to their principal business occupations during the past five years, are shown below. Each Director who is an "interested person" of the Fund, as defined in the 1940 Act, is indicated by an asterisk.

Paul R. Ades, Director (Age 59). Partner in the law firm of Murov & Ades. His address is 272 South
Wellwood Avenue, P.O. Box 504, Lindenhurst, New York
11757.

Herbert Barg, Director (Age 75). Private investor. His address is 273 Montgomery Avenue, Bala Cynwyd,
Pennsylvania 19004.

Dwight B. Crane, Director (Age 61). Professor,
Graduate School of Business Administration, Harvard
University. His address is Graduate School of Business
Administration, Harvard University, Boston,
Massachusetts 02163.

Frank G. Hubbard, Director (Age 62).  Vice President,
S&S Industries; Former Corporate Vice President,
Materials Management and Marketing Services of Huls
America, Inc.  His address is 80 Centennial Avenue
P.O. Box 456, Piscataway, New Jersey 08855-0456.

*Heath B. McLendon, Chairman of the Board, President and Chief Executive Officer (Age 66). Managing
Director of Salomon Smith Barney Inc. ("Salomon Smith
Barney"); Director and President of SSB Citi Fund
Management LLC and Travelers Investment Adviser, Inc.
("TIA"); and formerly Chairman of the Board of Smith
Barney Strategy Advisers Inc. Mr. McLendon is a director of 71 investment companies associated with Citigroup Inc. ("Citigroup"). His address is 7 World
Trade Center, New York, New York 10048.

Jerome Miller, Director (Age 60).  Retired, Former
President, Asset Management Group of Shearson Lehman
Brothers.  His address is 27 Hemlock Road, Manhasset,
New York, NY  11030.

Ken Miller, Director (Age 57). President of Young
Stuff Apparel Group, Inc.  His address is 1411
Broadway, New York, New York 10018.

Lewis E. Daidone, Senior Vice President and Treasurer
(Age 42). Managing Director of Salomon Smith Barney;
Director and Senior Vice President of SSB Citi and
TIA; Senior Vice President and Treasurer of 61 investment companies associated with Citigroup. His address is 388 Greenwich Street, New York, New York
10013.

Alan Blake, Vice President and Investment Officer (Age
48).  Managing Director of Salomon Smith Barney;
Investment Officer of SSB Citi.  His address is 7
World Trade Center, New York, New York 10048.

Lawrence Weissman, Vice President and Investment
Officer (Age 37).  Managing Director of Salomon Smith
Barney; Investment Officer of SSB Citi; prior to 1998, portfolio manager at Neuberger & Berman, LLC; prior to that he was a portfolio manager at TIAA-CREFF. His address is 388 Greenwich Street, New York, New York
10013.

Timothy Woods, CFA, Vice President and Investment
Officer (Age 38).  Managing Director of Salomon Smith
Barney; prior to July 1999, Principal at Bankers Trust
Company and manager of the Small-Mid Cap Growth Team.
His address is 388 Greenwich Street, New York, New
York 10013.

Paul Brook, Controller (Age 46).  Director of Salomon
Smith Barney; from 1997-1998 Managing Director of AMT
Capital Services Inc.; prior to 1997 Partner with
Ernst & Young LLP; Controller or Assistant Treasurer of 43 investment companies associated with Citigroup.
His address is 388 Greenwich Street, New York, New
York 10013.

Christina T. Sydor, Secretary (Age 49). Managing
Director of Salomon Smith Barney; General Counsel and
Secretary of SSB Citi and TIA; Secretary of 61 investment companies associated with Citigroup. Her address is 388 Greenwich Street, New York, New York
10013.

No officer, director or employee of Salomon Smith
Barney or any parent or subsidiary receives any compensation from the Company for serving as an officer or Director of the Company. The Company pays each Director who is not an officer, director or employee of Salomon Smith Barney or any of its affiliates a fee of $22,500 per annum plus $2,900 per meeting attended and reimburses travel and out-of-pocket expenses. During the calendar year ended
December 31, 1999 such expenses totaled $18,574. For the calendar year ended December 31, 1999, the Directors of the Company were paid the following compensation:




Name of Person

Aggregate
Compensation
from Company
FYE 12/31/99
Total Pension
or Retirement
Benefits
Accrued as
part of Fund
Expenses
Compensation
from Company
and Fund
Complex Paid
to Directors
Calendar Year
Ending
12/31/99
Number of
Funds for
Which
Director
Serves Within
Fund Complex





Paul R. Ades
$28,369
$0
$56,238
5
Herbert Barg
28,369
0
114,288
16
Dwight B. Crane
26,297
0
155,363
23
Frank G. Hubbard
28,269
0
56,138
5
Heath B. McLendon
0
0
0
71
Jerome Miller
26,197
0
51,613
5
Ken Miller
24,847
0
47,188
5

Upon attainment of age 80, Directors are required to change to emeritus status. Directors Emeritus are entitled to serve in emeritus status for a maximum of 10 years during which time they are paid 50% of the annual retainer fee and meeting fees otherwise applicable to the Fund Directors, together with reasonable out-of-pocket expenses for each meeting attended.

Investment Manager - SSB Citi

SSB Citi (successor to SSBC Fund Management Inc.)
serves as investment manager to the Fund pursuant to an investment management agreement (the "Investment
Management Agreement") with the Fund which was approved by the Board of Directors, including a majority of directors who are not "interested persons" of the Fund or the Manager. The Manager is a wholly owned subsidiary of Salomon Smith Barney Holdings Inc.
("Holdings"), which in turn, is a wholly owned subsidiary of Citigroup Inc. Subject to the supervision and direction of the Company's Board of Directors, the Manager manages the Fund's portfolio in accordance with the Fund's stated investment objective and policies, makes investment decisions for the Fund, places orders to purchase and sell securities, and employs professional portfolio managers and securities analysts who provide research services to the Fund.
The Manager pays the salary of any officer and employee who is employed by both it and the Fund. The
Manager bears all expenses in connection with the performance of its services. The Manager also: (a) assists in supervising all aspects of the Fund's operations except those it performs under its investment advisory agreement; b) supplies the Fund with office facilities (which may be in SSB Citi's own offices), statistical and research data, data processing services, clerical, accounting and bookkeeping services, including, but not limited to, the calculation of (i) the net asset value of shares of the Fund, (ii) applicable Deferred Sales Charges and similar fees and charges and (iii) distribution fees, internal auditing and legal services, internal executive and administrative services, and stationary and office supplies; and (c) prepares reports to shareholders of the Fund, tax returns and reports to and filings with the SEC and state blue sky authorities.

SSB Citi (through its predecessor entities) has been in the investment counseling business since 1968 and renders investment advice to a wide variety of individual, institutional and investment company clients that had aggregate assets under management as of December 31, 1999 in excess of $183 billion.

As compensation for investment management services, the Fund pays the Manager a fee computed daily and paid monthly at the annual rate of 0.75% of the Fund's average daily net assets.

Code of Ethics

Pursuant to Rule 17j-1 of the 1940 Act, the fund, the investment adviser and principal underwriter have adopted codes of ethics that permit personnel to invest in securities for their own accounts, including securities that may be purchased or held by the fund.
All personnel must place the interests of clients first and avoid activities, interests and relationships that might interfere with the duty to make decisions in the best interests of the clients.
All personal securities transactions by employees must adhere to the requirements of the codes and must be conducted in such a manner as to avoid any actual or potential conflict of interest, the appearance of such a conflict, or the abuse of an employee's position of trust and responsibility.

A copy of the Fund's code of ethics is on file with the Securities and Exchange Commission.


Counsel and Auditors

Willkie Farr & Gallagher serves as counsel to the Company. The Directors who are not "interested persons" of the Company have selected Stroock &
Stroock & Lavan LLP to serve as their legal counsel.

KPMG LLP, independent accountants, 757 Third Avenue,
New York, New York 10022, serve as auditors of the Fund and will render an opinion on the Fund's financial statements annually beginning with the fiscal period ending April 30, 2000.

Custodian and Transfer Agent

PNC Bank, National Association ("PNC Bank"), located at 17th and Chestnut Streets, Philadelphia,
Pennsylvania 19103, serves as the custodian of the Fund. Under its agreement with the Company on behalf of the Fund, PNC Bank holds the Fund's portfolio securities and keeps all necessary accounts and records. For its services, PNC Bank receives a monthly fee based upon the month-end market value of securities held in custody and also receives securities transaction charges. The assets of the Fund are held under bank custodianship in compliance with the 1940 Act.

Smith Barney Private Trust Company (the "transfer agent") located at 388 Greenwich Street, New York, New
York 10013, serves as the transfer agent and shareholder services agent of the Fund.

PFPC Global Fund Services (the "sub-transfer agent"), located at P.O. Box 9699, Providence Rhode Island
02940-9699, serves as the Fund's sub-transfer agent to render certain shareholder record-keeping and accounting services functions.

Distributor

CFBDS, Inc., located at 20 Milk Street, Boston,
Massachusetts 02109-5408 serves as the Fund's distributor pursuant to a written agreement with the Company dated October 8, 1998 (the "Distribution
Agreement") which was approved by the Company's Board of Directors, including a majority of the independent directors, on July 15, 1998.

When payment is made by the investor before the settlement date, unless otherwise noted by the investor, the funds will be held as a free credit balance in the investor's brokerage account and Salomon Smith Barney may benefit from the temporary use of the funds. The Company's Board of Directors has been advised of the benefits to Salomon Smith
Barney resulting from these settlement procedures and will take such benefits into consideration when reviewing the Investment Management and Distribution
Agreements for continuance.

Distribution Arrangements

To compensate Salomon Smith Barney for the services it provides and for the expense it bears under the Distribution Agreement, the Fund has adopted a services and distribution plan (the "Plan") pursuant to Rule l2b-1 under the 1940 Act. Under the Plan, the Fund pays Salomon Smith Barney a service fee, accrued daily and paid monthly, calculated at the annual rate of 0.25% of the value of the Fund's average daily net assets attributable to the Class A, Class B and Class
L shares. In addition, the Fund pays Salomon Smith
Barney a distribution fee with respect to the Class B and Class L shares primarily intended to compensate
Salomon Smith Barney for its initial expense of paying
Financial Consultants a commission upon sales of those shares. The Class B and Class L distribution fee is calculated at the annual rate of 0.75% of the value of the Fund's average daily net assets attributable to the shares of the respective Class.

Under its terms, the Plan continues from year to year, provided such continuance is approved annually by vote of the Board of Directors, including a majority of the directors who are not interested persons of the Fund and who have no direct or indirect financial interest in the operation of the Plan or in the Distribution
Agreement (the "independent directors"). The Plan may not be amended to increase the amount of the service and distribution fees without shareholder approval, and all amendments of the Plan also must be approved by the directors including all of the independent directors in the manner described above. The Plan may be terminated with respect to a Class at any time, without penalty, by vote of a majority of the independent directors or, with respect to the Fund, by vote of a majority of the outstanding voting securities of the Fund (as defined in the 1940 Act).
Pursuant to the Plan, Salomon Smith Barney will provide the Board of Directors with periodic reports of amounts expended under the Plan and the purpose for which such expenditures were made.

Portfolio Transactions

The Manager arranges for the purchase and sale of the Fund's securities and selects brokers and dealers
(including Salomon Smith Barney) which in its best judgment provide prompt and reliable execution at favorable prices and reasonable commission rates. The
Manager may select brokers and dealers that provide it with research services and may cause the Fund to pay such brokers and dealers commissions which exceed those other brokers and dealers may have charged, if it views the commissions as reasonable in relation to the value of the brokerage and/or research services.
In selecting a broker, including Salomon Smith Barney, for a transaction, the primary consideration is prompt and effective execution of orders at the most favorable prices. Subject to that primary consideration, dealers may be selected for research, statistical or other services to enable the Manager to supplement its own research and analysis.

Decisions to buy and sell securities for the Fund are made by the Manager, subject to the overall supervision and review of the Company's Board of Directors. Portfolio securities transactions for the Fund are effected by or under the supervision of the Manager.

Transactions on stock exchanges involve the payment of negotiated brokerage commissions. There is generally no stated commission in the case of securities traded in the over-the-counter market, but the price of those securities includes an undisclosed commission or mark-up. Over-the-counter purchases and sales are transacted directly with principal market makers except in those cases in which better prices and executions may be obtained elsewhere. The cost of securities purchased from underwriters includes an underwriting commission or concession, and the prices at which securities are purchased from and sold to dealers include a dealer's mark-up or mark-down.

In executing portfolio transactions and selecting brokers or dealers, it is the Fund's policy to seek the best overall terms available. The Manager, in seeking the most favorable price and execution, considers all factors it deems relevant, including, for example, the price, the size of the transaction, the reputation, experience and financial stability of the broker-dealer involved and the quality of service rendered by the broker-dealer in other transactions.
The Manager receives research, statistical and quotation services from several broker-dealers with which it places the Fund's portfolio transactions. It is possible that certain of the services received primarily will benefit one or more other accounts for which the Manager exercises investment discretion.
Conversely, the Fund may be the primary beneficiary of services received as a result of portfolio transactions effected for other accounts. The
Manager's fee under the management agreement is not reduced by reason of its receiving such brokerage and research services. The Company's Board of Directors, in its discretion, may authorize the Manager to cause the Fund to pay a broker that provides brokerage and research services to the Manager a commission in excess of that which another qualified broker would have charged for effecting the same transaction.
Salomon Smith Barney will not participate in commissions from brokerage given by the Fund to other brokers or dealers and will not receive any reciprocal brokerage business resulting therefrom.

In accordance with Section 17(e) of the 1940 Act and Rule 17e-1 thereunder, the Company's Board of
Directors has determined that any portfolio transaction for the Fund may be executed through Salomon Smith Barney or an affiliate of Salomon Smith
Barney if, in the Manager's judgment, the use of Salomon Smith Barney or an affiliate is likely to result in price and execution at least as favorable as those of other qualified brokers and if, in the transaction, Salomon Smith Barney or the affiliate charges the Fund a commission rate consistent with those charged by Salomon Smith Barney or an affiliate to comparable unaffiliated customers in similar transactions. In addition, under SEC rules, Salomon
Smith Barney may directly execute such transactions for the Fund on the floor of any national securities exchange, provided: (a) the Board of Directors has expressly authorized Salomon Smith Barney to effect such transactions; and (b) Salomon Smith Barney annually advises the Fund of the aggregate compensation it earned on such transactions.

Even though investment decisions for the Fund are made independently from those of the other accounts managed by the Manager, investments of the kind made by the Fund also may be made by those other accounts. When the Fund and one or more accounts managed by the Manager are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the Manager to be equitable. In some cases, this procedure may adversely affect the price paid or received by the Fund or the size of the position obtained for or disposed of by the Fund.

The Fund will not purchase securities during the existence of any underwriting or selling group relating to the securities, of which the Manager is a member, except to the extent permitted by the SEC.
Under certain circumstances, the Fund may be at a disadvantage because of this limitation in comparison with other Funds that have similar investment objectives but that are not subject to a similar limitation.

Portfolio Turnover

The Fund's portfolio turnover rate (the lesser of purchases or sales of portfolio securities during the year, excluding purchases or sales of short-term securities, divided by the monthly average value of portfolio securities) is generally not expected to exceed 100%. The rate of turnover will not be a limiting factor, however, when the Fund deems it desirable to sell or purchase securities.
The Manager will rebalance the allocation of value and growth securities in the Fund's portfolio at the end of each quarter and at any time in which the percentage of the Fund's portfolio invested in either value or growth securities equals or exceeds 55% of the Fund's total assets invested in both value and growth securities for a period of more than 10 days.
As a result, when securities in either the value or growth style portion of the Fund's portfolio have underperformed the securities in the portion of the portfolio devoted to the other style, the Manager will rebalance the portfolio to increase the Fund's assets allocated to the style that underperformed, and decrease the assets allocated to the style that outperformed, the other style. The Manager will also monitor the Fund's portfolio to ensure that no more than 25% of the Fund's assets are concentrated in the securities of companies in the same industry and that the Fund complies with its other investment policies.
The Manager may cause the Fund to sell or purchase securities to ensure compliance with the Fund's investment policies.

PURCHASE OF SHARES

Sales Charge Alternatives

The following classes of shares are available for purchase. See the prospectus for a discussion of factors to consider in selecting which Class of shares to purchase.

Class A Shares. Class A shares are sold to investors at the public offering price, which is the net asset value plus an initial sales charge as follows:



Amount
of
Investme
nt

Sales Charge
as a %
of
Transaction

Sales
Charge as a
% of Amount
Invested

Dealers'
Reallowance as
%
Of Offering
Price

Less than
$25,000
5.00%
5.26%
4.50%
$ 25,000 -
49,999
4.00
4.17
3.60
50,000 -
99,999
3.50
3.63
3.15
100,000 -
249,999
3.00
3.09
2.70
250,000 -
499,999
2.00
2.04
1.80
500,000 and
over
*
*
*

*	Purchases of Class A shares of $500,000 or more
will be made at net asset value without any initial sales charge, but will be subject to a Deferred Sales Charge of 1.00% on redemptions made within 12 months of purchase. The Deferred
Sales Charge on Class A shares is payable to Salomon Smith Barney, which compensates Salomon
Smith Barney Financial Consultants and other dealers whose clients make purchases of $500,000 or more. The Deferred Sales Charge is waived in the same circumstances in which the Deferred
Sales Charge applicable to Class B and Class L shares is waived. See "Deferred Sales Charge
Provisions" and "Waivers of Deferred Sales
Charge."

Members of the selling group may receive up to 90% of the sales charge and may be deemed to be underwriters of the Fund as defined in the 1933 Act. The reduced sales charges shown above apply to the aggregate of purchases of Class A shares of the Fund made at one time by "any person," which includes an individual and his or her immediate family, or a trustee or other fiduciary of a single trust estate or single fiduciary account.

Class B Shares. Class B shares are sold without an initial sales charge but are subject to a Deferred
Sales Charge payable upon certain redemptions.  See
"Deferred Sales Charge Provisions" below.

Class L Shares. Class L shares are sold with an initial sales charge of 1.00% (which is equal to 1.01% of the amount invested) and are subject to a Deferred
Sales Charge payable upon certain redemptions.  See
"Deferred Sales Charge Provisions" below.  Until June
22, 2001, purchases of Class L shares by investors who were holders of Class C shares of other Smith Barney
Mutual Funds on June 12, 1998 will not be subject to the 1.00% initial sales charge.

Class Y Shares. Class Y shares are sold without an initial sales charge or Deferred Sales Charge and are available only to investors investing a minimum of $15,000,000 (except purchases of Class Y shares by Smith Barney Concert Allocation Series Inc., for which there is no minimum purchase amount).

General

Investors may purchase shares from a Salomon Smith
Barney Financial Consultant or a broker that clears through Salomon Smith Barney ("Dealer
Representative"). In addition, certain investors, including qualified retirement plans purchasing through certain Dealer Representatives, may purchase shares directly from the Fund. When purchasing shares of the Fund, investors must specify whether the purchase is for Class A, Class B, Class L or Class Y shares. Salomon Smith Barney and Dealer
Representatives may charge their customers an annual account maintenance fee in connection with a brokerage account through which an investor purchases or holds shares. Accounts held directly at the sub-transfer agent are not subject to a maintenance fee.

Investors in Class A, Class B and Class L shares may open an account in the Fund by making an initial investment of at least $1,000 for each account, or $250 for an IRA or a Self-Employed Retirement Plan, in the Fund. Investors in Class Y shares may open an account by making an initial investment of $15,000,000. Subsequent investments of at least $50 may be made for all Classes. For participants in retirement plans qualified under Section 403(b)(7) or
Section 401(c) of the Code, the minimum initial investment required for Class A, Class B and Class L shares and the subsequent investment requirement for all Classes in the Fund is $25. There are no minimum investment requirements for Class A shares for employees of Citigroup and its subsidiaries, including
Salomon Smith Barney, unitholders who invest distributions from a Unit Investment Trust ("UIT") sponsored by Salomon Smith Barney, and Directors/Trustees of any of the Smith Barney Mutual
Funds, and their spouses and children. The Fund reserves the right to waive or change minimums, to decline any order to purchase its shares and to suspend the offering of shares from time to time.
Shares purchased will be held in the shareholder's account by the sub-transfer agent. Share certificates are issued only upon a shareholder's written request to the sub-transfer agent.

Purchase orders received by the Fund or a Salomon
Smith Barney Financial Consultant prior to the close of regular trading on the New York Stock Exchange
("NYSE"), on any day the Fund calculates its net asset value, are priced according to the net asset value determined on that day (the ''trade date''). Orders received by a Dealer Representative prior to the close of regular trading on the NYSE on any day the Fund calculates its net asset value, are priced according to the net asset value determined on that day, provided the order is received by the Fund or the Fund's agent prior to its close of business. For shares purchased through Salomon Smith Barney or a Dealer Representative purchasing through Salomon Smith
Barney, payment for shares of the Fund is due on the third business day after the trade date. In all other cases, payment must be made with the purchase order.

Systematic Investment Plan. Shareholders may make additions to their accounts at any time by purchasing shares through a service known as the Systematic
Investment Plan.  Under the Systematic Investment
Plan, Salomon Smith Barney or the sub-transfer agent is authorized through preauthorized transfers of at least $25 on a monthly basis or at least $50 on a quarterly basis to charge the shareholder's account held with a bank or other financial institution on a monthly or quarterly basis as indicated by the shareholder, to provide for systematic additions to the shareholder's fund account. A shareholder who has insufficient funds to complete the transfer will be charged a fee of up to $25 by Salomon Smith Barney or the sub-transfer agent. The Systematic Investment
Plan also authorizes Salomon Smith Barney to apply cash held in the shareholder's Salomon Smith Barney brokerage account or redeem the shareholder's shares of a Smith Barney money market fund to make additions to the account. Additional information is available from the fund or a Salomon Smith Barney Financial
Consultant or a Dealer Representative.

Sales Charge Waivers and Reductions

Initial Sales Charge Waivers. Purchases of Class A shares may be made at net asset value without a sales charge in the following circumstances: (a) sales to
(i) Board Members and employees of Citigroup and its subsidiaries and any Citigroup affiliated funds including the Smith Barney Mutual Funds (including retired Board Members and employees); the immediate families of such persons (including the surviving spouse of a deceased Board Member or employee); and to a pension, profit-sharing or other benefit plan for such persons and (ii) employees of members of the National Association of Securities Dealers, Inc., provided such sales are made upon the assurance of the purchaser that the purchase is made for investment purposes and that the securities will not be resold except through redemption or repurchase; (b) offers of Class A shares to any other investment company to effect the combination of such company with the Fund by merger, acquisition of assets or otherwise;
(c) purchases of Class A shares by any client of a newly employed Salomon Smith Barney Financial
Consultant (for a period up to 90 days from the commencement of the Financial Consultant's employment with Salomon Smith Barney), on the condition the purchase of Class A shares is made with the proceeds of the redemption of shares of a mutual fund which (i) was sponsored by the Financial Consultant's prior employer, (ii) was sold to the client by the Financial
Consultant and (iii) was subject to a sales charge;
(d) purchases by shareholders who have redeemed Class
A shares in the Fund (or Class A shares of another
Smith Barney Mutual Fund that is offered with a sales charge) and who wish to reinvest their redemption proceeds in the Fund, provided the reinvestment is made within 60 calendar days of the redemption; (e) purchases by accounts managed by registered investment advisory subsidiaries of Citigroup; (f) direct rollovers by plan participants of distributions from a 401(k) plan offered to employees of Citigroup or its subsidiaries (Note: subsequent investments will be subject to the applicable sales charge); (g) purchases by a separate account used to fund certain unregistered variable annuity contracts; (h) investments of distributions from or proceeds from a sale of a UIT sponsored by Salomon Smith Barney;
(i) purchases by investors participating in a Salomon
Smith Barney fee-based arrangement; and (j) purchases of Class A shares by Section 403(b) or Section 401(a) or (k) accounts associated with Copeland Retirement
Programs. In order to obtain such discounts, the purchaser must provide sufficient information at the time of purchase to permit verification that the purchase would qualify for the elimination of the sales charge.

Right of Accumulation. Class A shares of the Fund may be purchased by "any person" (as defined above) at a reduced sales charge or at net asset value determined by aggregating the dollar amount of the new purchase and the total net asset value of all Class A shares of the Fund and of other Smith Barney Mutual Funds that are offered with a sales charge as currently listed under "Exchange Privilege" then held by such person and applying the sales charge applicable to such aggregate. In order to obtain such discount, the purchaser must provide sufficient information at the time of purchase to permit verification that the purchase qualifies for the reduced sales charge. The right of accumulation is subject to modification or discontinuance at any time with respect to all shares purchased thereafter.

Letter of Intent - Class A Shares. A Letter of Intent for an amount of $50,000 or more provides an opportunity for an investor to obtain a reduced sales charge by aggregating investments over a 13 month period, provided that the investor refers to such Letter when placing orders. For purposes of a Letter of Intent, the "Amount of Investment" as referred to in the preceding sales charge table includes (i) all Class A shares of the Fund and other Smith Barney
Mutual Funds offered with a sales charge acquired during the term of the letter plus (ii) the value of all Class A shares previously purchased and still owned. Each investment made during the period receives the reduced sales charge applicable to the total amount of the investment goal. If the goal is not achieved within the period, the investor must pay the difference between the sales charges applicable to the purchases made and the charges previously paid, or an appropriate number of escrowed shares will be redeemed. The term of the Letter will commence upon the date the Letter is signed, or at the option of the investor, up to 90 days before such date. Please contact a Salomon Smith Barney Financial Consultant or the transfer agent to obtain a Letter of Intent application.

Letter of Intent - Class Y Shares. A Letter of Intent may also be used as a way for investors to meet the minimum investment requirement for Class Y shares
(except purchases of Class Y shares by Smith Barney
Concert Allocation Series Inc., for which there is no minimum purchase amount). Such investors must make an initial minimum purchase of $5,000,000 in Class Y shares of the Fund and agree to purchase a total of $15,000,000 of Class Y shares of the Fund within 13 months from the date of the Letter. If a total investment of $15,000,000 is not made within the 13-month period, all Class Y shares purchased to date will be transferred to Class A shares, where they will be subject to all fees (including a service fee of 0.25%) and expenses applicable to the Fund's Class A shares, which may include a Deferred Sales Charge of 1.00%. Please contact a Salomon Smith Barney Financial
Consultant or the transfer agent for further information.

Deferred Sales Charge Provisions

"Deferred Sales Charge shares" are: (a) Class B shares; (b) Class L shares; and (c) Class A shares that were purchased without an initial sales charge but are subject to a Deferred Sales Charge. A
Deferred Sales Charge may be imposed on certain redemptions of these shares.

Any applicable Deferred Sales Charge will be assessed on an amount equal to the lesser of the original cost of the shares being redeemed or their net asset value at the time of redemption. Deferred Sales Charge shares that are redeemed will not be subject to a Deferred Sales Charge to the extent that the value of such shares represents: (a) capital appreciation of Fund assets; (b) reinvestment of dividends or capital gain distributions; (c) with respect to Class B shares, shares redeemed more than five years after their purchase; or (d) with respect to Class L shares and Class A shares that are Deferred Sales Charge shares, shares redeemed more than 12 months after their purchase.

Class L shares and Class A shares that are Deferred
Sales Charge shares are subject to a 1.00% Deferred
Sales Charge if redeemed within 12 months of purchase.
In circumstances in which the Deferred Sales Charge is imposed on Class B shares, the amount of the charge will depend on the number of years since the shareholder made the purchase payment from which the amount is being redeemed. Solely for purposes of determining the number of years since a purchase payment, all purchase payments made during a month will be aggregated and deemed to have been made on the last day of the preceding Salomon Smith Barney statement month. The following table sets forth the rates of the charge for redemptions of Class B shares by shareholders.


Year Since Purchase Payment Was
Made

Deferred Sales Charge

First

5.00%

Second

4.00

Third

3.00

Fourth

2.00

Fifth

1.00

Sixth and thereafter

0.00

Class B shares will convert automatically to Class A shares eight years after the date on which they were purchased and thereafter will no longer be subject to any distribution fees. There will also be converted at that time such proportion of Class B Dividend Shares owned by the shareholders as the total number of his or her Class B shares converting at the time bears to the total number of outstanding Class B shares (other than Class B Dividend Shares) owned by the shareholder.

In determining the applicability of any Deferred Sales
Charge, it will be assumed that a redemption is made first of shares representing capital appreciation, next of shares representing the reinvestment of dividends and capital gain distributions and finally of other shares held by the shareholder for the longest period of time. The length of time that Deferred Sales Charge shares acquired through an exchange have been held will be calculated from the date that the shares exchanged were initially acquired in one of the other Smith Barney Mutual Funds, and fund shares being redeemed will be considered to represent, as applicable, capital appreciation or dividend and capital gain distribution reinvestments in such other funds. For Federal income tax purposes, the amount of the Deferred Sales Charge will reduce the gain or increase the loss, as the case may be, on the amount realized on redemption. The amount of any Deferred Sales Charge will be paid to Salomon Smith
Barney.

To provide an example, assume an investor purchased
100 Class B shares of the Fund at $10 per share for a cost of $1,000. Subsequently, the investor acquired 5 additional shares of the Fund through dividend reinvestment. During the fifteenth month after the purchase, the investor decided to redeem $500 of his or her investment. Assuming at the time of the redemption the net asset value had appreciated to $12 per share, the value of the investor's shares would be $1,260 (105 shares at $12 per share). The Deferred
Sales Charge would not be applied to the amount which represents appreciation ($200) and the value of the reinvested dividend shares ($60). Therefore, $240 of the $500 redemption proceeds ($500 minus $260) would be charged at a rate of 4.00% (the applicable rate for Class B shares) for a total Deferred Sales Charge of $9.60.

Waivers of Deferred Sales Charge

The Deferred Sales Charge will be waived on: (a) exchanges (see "Exchange Privilege"); (b) redemptions of shares within 12 months following the death or disability of the shareholder; (c) redemptions of shares made in connection with qualified distributions from retirement plans or IRAs upon the attainment of age 591/2; (d) involuntary redemptions; and
(e) redemptions of shares to effect a combination of the Fund with any investment company by merger, acquisition of assets or otherwise. In addition, a shareholder who has redeemed shares from other Smith
Barney Mutual Funds may, under certain circumstances, reinvest all or part of the redemption proceeds within 60 days and receive pro rata credit for any Deferred
Sales Charge imposed on the prior redemption.

Deferred Sales Charge waivers will be granted subject to confirmation (by Salomon Smith Barney in the case of shareholders who are also Salomon Smith Barney clients or by the transfer agent in the case of all other shareholders) of the shareholder's status or holdings, as the case may be.

Volume Discounts

The schedule of sales charges on Class A shares described in the prospectus applies to purchases made by any "purchaser," which is defined to include the following: (a) an individual; (b) an individual's spouse and his or her children purchasing shares for their own account; (c) a Director or other fiduciary purchasing shares for a single trust estate or single fiduciary account; and (d) a Director or other professional fiduciary (including a bank, or an investment adviser registered with the SEC under the Investment Advisers Act of 1940, as amended) purchasing shares of the fund for one or more trust estates or fiduciary accounts. Purchasers who wish to combine purchase orders to take advantage of volume discounts on Class A shares should contact a Salomon
Smith Barney Financial Consultant.

Determination of Public Offering Price

The Fund offers its shares to current shareholders of the Fund on a continuous basis. The public offering price for a Class A, Class B and Class Y share of the Fund is equal to the net asset value per share at the time of purchase, plus for Class A shares an initial sales charge based on the aggregate amount of the investment. The public offering price for Class A share purchases, including applicable rights of accumulation, equaling or exceeding $500,000 is equal to the net asset value per share at the time of purchase and no sales charge is imposed at the time of purchase. The public offering price for a Class L share includes a 1.00% initial sales charge. A
Deferred Sales Charge is imposed on certain redemptions of Class B shares, and on Class L shares and Class A shares (purchased in amounts exceeding
$500,000) redeemed within one year of purchase.

REDEMPTION OF SHARES

The right of redemption of shares of the Fund may be suspended or the date of payment postponed (a) for any periods during which the New York Stock Exchange, Inc.
(the "NYSE") is closed (other than for customary weekend and holiday closings), (b) when trading in the markets the Fund normally utilizes is restricted, or an emergency exists, as determined by the SEC, so that disposal of the Fund's investments or determination of its net asset value is not reasonably practicable or
(c) for any other periods as the SEC by order may permit for the protection of the Fund's shareholders.

If the shares to be redeemed were issued in certificate form, the certificates must be endorsed for transfer (or be accompanied by an endorsed stock power) and must be submitted to the sub-transfer agent together with the redemption request. Any signature appearing on a share certificate, stock power or written redemption request in excess of $10,000 must be guaranteed by an eligible guarantor institution such as a domestic bank, savings and loan institution, domestic credit union, member bank of the Federal
Reserve System or member firm of a national securities exchange. Written redemption requests of $10,000 or less do not require a signature guarantee unless more than one such redemption request is made in any 10-day period or the redemption proceeds are to be sent to an address other than the address of record. Unless otherwise directed, redemption proceeds will be mailed to an investor's address of record. The transfer agent may require additional supporting documents for redemptions made by corporations, executors, administrators, trustees or guardians. A redemption request will not be deemed properly received until the transfer agent receives all required documents in proper form.

If a shareholder holds shares in more than one Class, any request for redemption must specify the Class being redeemed. In the event of a failure to specify which Class, or if the investor owns fewer shares of the Class than specified, the redemption request will be delayed until the transfer agent receives further instructions from Salomon Smith Barney, or if the shareholder's account is not with Salomon Smith
Barney, from the shareholder directly. The redemption proceeds will be remitted on or before the third business day following receipt of proper tender, except on any days on which the NYSE is closed or as permitted under the 1940 Act, in extraordinary circumstances. Generally, if the redemption proceeds are remitted to a Salomon Smith Barney brokerage account, these funds will not be invested for the shareholder's benefit without specific instruction and Salomon Smith Barney will benefit from the use of temporarily uninvested funds. Redemption proceeds for shares purchased by check, other than a certified or official bank check, will be remitted upon clearance of the check, which may take up to fifteen days.

Distributions in Kind

If the Board of Directors of the Fund determines that it would be detrimental to the best interests of the remaining shareholders to make a redemption payment wholly in cash, the Fund may pay, in accordance with SEC rules, any portion of a redemption in excess of the lesser of $250,000 or 1.00% of the Fund's net assets by a distribution in kind of portfolio securities in lieu of cash. Securities issued as a distribution in kind may incur brokerage commissions when shareholders subsequently sell those securities.

Additional Information Regarding Telephone Redemption
And Exchange Program

Neither the Fund nor its agents will be liable for following instructions communicated by telephone that are reasonably believed to be genuine. The Fund and its agents will employ procedures designed to verify the identity of the caller and legitimacy of instructions (for example, a shareholder's name and account number will be required and phone calls may be recorded). The Fund reserves the right to suspend, modify or discontinue the telephone redemption and exchange program or to impose a charge for this service at any time following at least seven (7) days' prior notice to shareholders.

Automatic Cash Withdrawal Plan

An automatic cash withdrawal plan (the "Withdrawal
Plan") is available to shareholders who own shares with a value of at least $10,000 and who wish to receive specific amounts of cash monthly or quarterly.
Withdrawals of at least $50 may be made under the Withdrawal Plan by redeeming as many shares of the Fund as may be necessary to cover the stipulated withdrawal payment. Any applicable Deferred Sales
Charge will not be waived on amounts withdrawn by shareholders that exceed 1.00% per month of the value of a shareholder's shares at the time the Withdrawal
Plan commences. (With respect to Withdrawal Plans in effect prior to November 7, 1994, any applicable
Deferred Sales Charge will be waived on amounts withdrawn that do not exceed 2.00% per month of the value of the shareholder's shares that are subject to a Deferred Sales Charge). To the extent withdrawals exceed dividends, distributions and appreciation of a shareholder's investment in the Fund, there will be a reduction in the value of the shareholder's investment, and continued withdrawal payments may reduce the shareholder's investment and ultimately exhaust it. Withdrawal payments should not be considered as income from investment in the Fund.
Furthermore, as it generally would not be advantageous to a shareholder to make additional investments in the Fund at the same time he or she is participating in the Withdrawal Plan, purchases by such shareholder in amounts of less than $5,000 ordinarily will not be permitted. All dividends and distributions on shares in the Withdrawal Plan are reinvested automatically at net asset value in additional shares of the Fund.

Shareholders who wish to participate in the Withdrawal
Plan and who hold their shares in certificate form must deposit their share certificates with the sub-transfer agent as agent for Withdrawal Plan members.
For additional information, shareholders should contact a Salomon Smith Barney Financial Consultant or their Financial Consultant, Dealer Representative. A shareholder who purchases shares directly through the sub-transfer agent may continue to do so and applications for participation in the Withdrawal Plan must be received by the sub-transfer agent no later than the eighth day of the month to be eligible for participation beginning with that month's withdrawal.

VALUATION OF SHARES

The net asset value per share of the Fund's Classes is calculated on each day, Monday through Friday, except days on which the NYSE is closed. The NYSE currently is scheduled to be closed on New Year's Day, Martin
Luther King, Jr. Day, Presidents' Day, Good Friday,
Memorial Day, Independence Day, Labor Day,
Thanksgiving and Christmas, and on the preceding
Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday, respectively. Because of the differences in distribution fees and Class-specific expenses, the per share net asset value of each Class may differ. The following is a description of the procedures used by the Fund in valuing its assets.

Securities listed on a national securities exchange will be valued on the basis of the last sale on the date on which the valuation is made or, in the absence of sales, at the mean between the closing bid and asked prices. Over-the-counter securities will be valued at the mean between the closing bid and asked prices on each day, or, if market quotations for those securities are not readily available, at fair value, as determined in good faith by the Company's Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which constitutes fair value as determined by the Company's
Board of Directors. Amortized cost involves valuing an instrument at its original cost to the Fund and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the effect of fluctuating interest rates on the market value of the instrument. All other securities and other assets of the Fund will be valued at fair value as determined in good faith by the Company's Board of Directors.

EXCHANGE PRIVILEGE

Except as noted below and in the Prospectus, shareholders of any of the Smith Barney Mutual Funds may exchange all or part of their shares for shares of the same class of other Smith Barney Mutual Funds, to the extent such shares are offered for sale in the shareholder's state of residence, on the basis of relative net asset value per share at the time of exchange as follows:

A. Class A and Class Y shares of the Fund may be exchanged without a sales charge for the respective shares of any of the Smith Barney
Mutual Funds.

B. Class B shares of any fund may be exchanged without a sales charge. Class B shares of the Fund exchanged for Class B shares of another
Smith Barney Mutual Fund will be subject to the higher applicable Deferred Sales Charge of the two funds and, for purposes of calculating
Deferred Sales Charge rates and conversion periods, will be deemed to have been held since the date the shares being exchanged were deemed to be purchased.

C. Class L shares of any fund may be exchanged without a sales charge. For purposes of Deferred
Sales Charge applicability, Class L shares of the Fund exchanged for Class L shares of another
Smith Barney Mutual Fund will be deemed to have been owned since the date the shares being exchanged were deemed to be purchased.

The exchange privilege enables shareholders to acquire shares of the same Class in a fund with different investment objectives when they believe that a shift between funds is an appropriate investment decision.
This privilege is available to shareholders residing in any state in which fund shares being acquired may legally be sold. Prior to any exchange, the shareholder should obtain and review a copy of the current prospectus of each fund into which an exchange is being considered. Prospectuses may be obtained from a Salomon Smith Barney Financial Consultant.

Upon receipt of proper instructions and all necessary supporting documents, shares submitted for exchange are redeemed at the then-current net asset value and the proceeds are immediately invested, at a price as described above, in shares of the fund being acquired.
Salomon Smith Barney reserves the right to reject any exchange request. The exchange privilege may be modified or terminated at any time after written notice to shareholders.

Additional Information Regarding the Exchange
Privilege. Although the exchange privilege is an important benefit, excessive exchange transactions can be detrimental to the Fund's performance and its shareholders. The Manager may determine that a pattern of frequent exchanges is excessive and contrary to the best interests of the Fund's other shareholders. In this event, the Fund may, at its discretion, decide to limit additional purchases and/or exchanges by a shareholder. Upon such a determination, the Fund will provide notice in writing or by telephone to the shareholder at least 15 days prior to suspending the exchange privilege and during the 15 day period the shareholder will be required to
(a) redeem his or her shares in the Fund or (b) remain invested in the Fund or exchange into any of the funds of the Smith Barney Mutual funds ordinarily available, which position the shareholder would be expected to maintain for a significant period of time. All relevant factors will be considered in determining what constitutes an abusive pattern of exchanges.

PERFORMANCE DATA

From time to time, the Company may advertise the Fund's total return and average annual total return in advertisements and/or other types of sales literature.
These figures are computed separately for Class A, Class B, Class L and Class Y shares of the Fund.
These figures are based on historical earnings and are not intended to indicate future performance. Total return is computed for a specified period of time assuming deduction of the maximum sales charge, if any, from the initial amount invested and reinvestment of all income dividends and capital gain distributions on the reinvestment dates at prices calculated as stated in this prospectus, then dividing the value of the investment at the end of the period so calculated by the initial amount invested and subtracting 100%.
The standard average annual total return, as prescribed by the SEC is derived from this total return, which provides the ending redeemable value.
Such standard total return information may also be accompanied with nonstandard total return information for differing periods computed in the same manner but without annualizing the total return or taking sales charges into account. The Company may also include comparative performance information in advertising or marketing the Fund's shares. Such performance information may include data from Lipper Analytical
Services, Inc. and other financial publications.

From time to time, the Company may quote the Fund's yield or total return in advertisements or in reports and other communications to shareholders. The Company may include comparative performance information in advertising or marketing the Fund's shares. Such performance information may include the following industry and financial publications- Barron's,
Business Week, CDA Investment Technologies, Inc.,
Changing Times, Forbes, Fortune, Institutional
Investor, Investors Daily, Money, Morningstar Mutual
Fund Values, The New York Times, USA Today and The
Wall Street Journal. To the extent any advertisement or sales literature of the Fund describes the expenses or performance of any Class it will also disclose such information for the other Classes.

Average Annual Total Return

"Average annual total return" figures are computed according to a formula prescribed by the SEC. The formula can be expressed as follows:

	P (1 + T)n = ERV

	Where:	P	=	a hypothetical initial
payment of $ 1,000.
			T	=	average annual total
return.
			n	=	number of years.
			ERV	=	Ending Redeemable Value
of a hypothetical $1,000
					investment made at the
beginning of a 1-, 5- or 10-year
					period at the end of the
1-, 5- or 10-year period (or
					fractional portion
thereof), assuming reinvestment of all
					dividends and
distributions.

The ERV assumes complete redemption of the hypothetical investment at the end of the measuring period. The Fund's net investment income changes in response to fluctuations in interest rates and the expenses of the Fund.

Aggregate Total Return

The Fund's "aggregate total return," as described below, represents the cumulative change in the value of an investment in the Fund for the specified period and is computed by the following formula:

ERV - P
P

	Where: 	P 	=	a hypothetical initial
payment of $10,000.

				ERV	=	Ending Redeemable Value
of a hypothetical
$10,000 investment made
at the beginning of the
1-, 5- or 10-year period
at the end of the 1-, 5-
or 10-year period (or
fractional portion
thereof), assuming
reinvestment of all
dividends and
distributions.

The ERV assumes complete redemption of the hypothetical investment at the end of the measuring period.

Performance will vary from time to time depending on market conditions, the composition of the Fund's portfolio and operating expenses. Consequently, any given performance quotation should not be considered representative of the Fund's performance for any specified period in the future. Because performance will vary, it may not provide a basis for comparing an investment in the Fund with certain bank deposits or other investments that pay a fixed yield for a stated period of time.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Distributions

The Fund's policy is to distribute its net investment income and net realized capital gains, if any, annually. The Fund may also pay additional dividends shortly before December 31 from certain amounts of undistributed ordinary income and capital gains realized, in order to avoid a Federal excise tax liability.

If a shareholder does not otherwise instruct, dividends and capital gains distributions will be reinvested automatically in additional shares of the same Class at net asset value, subject to no sales charge or Deferred Sales Charge. A shareholder may change the option at any time by notifying his Salomon
Smith Barney Financial Consultant or Dealer
Representative. A shareholder whose account is held directly at the sub-transfer agent should notify the sub-transfer agent in writing, requesting a change to this reinvest option.

The per share dividends on Class B and Class L shares of the Fund may be lower than the per share dividends on Class A and Class Y shares principally as a result of the distribution fee applicable with respect to Class B and Class L shares. The per share dividends on Class A shares of the Fund may be lower than the per share dividends on Class Y shares principally as a result of the service fee applicable to Class A shares. Distributions of capital gains, if any, will be in the same amount for Class A, Class B, Class L and Class Y shares.



Taxes

The following is a summary of the material United
States federal income tax considerations regarding the purchase, ownership and disposition of shares of the Fund. Each prospective shareholder is urged to consult his own tax adviser with respect to the specific federal, state, local and foreign tax consequences of investing in a fund. The summary is based on the laws in effect on the date of this SAI, which are subject to change.

The Fund and Its Investments

The Fund intends to qualify to be treated as a regulated investment company each taxable year under the Code. To so qualify, the Fund must, among other things: (a) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock or securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; and
(b) diversify its holdings so that, at the end of each quarter of the Fund's taxable year, (i) at least 50% of the market value of the Fund's assets is represented by cash, securities of other regulated investment companies, United States government securities and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the Fund's assets and not greater than 10% of the outstanding voting securities of such issuer and (ii) not more than 25% of the value of its assets is invested in the securities (other than United States government securities or securities of other regulated investment companies) of any one issuer or any two or more issuers that the Fund controls and are determined to be engaged in the same or similar trades or businesses or related trades or businesses.

As a regulated investment company, the Fund will not be subject to United States federal income tax on its net investment income (i.e., income other than its net realized long- and short-term capital gains) and its net realized long- and short-term capital gains, if any, that it distributes to its shareholders, provided an amount equal to at least 90% of its investment company taxable income (i.e., 90% of its taxable income minus the excess, if any, of its net realized long-term capital gains over its net realized short-term capital losses (including any capital loss carryovers), plus or minus certain other adjustments as specified in the Code) and 90% of its net tax-exempt income for the taxable year is distributed in compliance with the Code's timing and other requirements but will be subject to tax at regular corporate rates on any taxable income or gains it does not distribute. The Code imposes a 4% nondeductible excise tax on the Fund to the extent it does not distribute by the end of any calendar year at least
98% of its net investment income for that year and 98% of the net amount of its capital gains (both long-and short-term) for the one-year period ending, as a general rule, on October 31 of that year. For this purpose, however, any income or gain retained by the Fund that is subject to corporate income tax will be considered to have been distributed by year-end. In addition, the minimum amounts that must be distributed in any year to avoid the excise tax will be increased or decreased to reflect any underdistribution or overdistribution, as the case may be, from the previous year. The Fund anticipates that it will pay such dividends and will make such distributions as are necessary in order to avoid the application of this tax.

If, in any taxable year, the Fund fails to qualify as a regulated investment company under the Code or fails to meet the distribution requirement, it would be taxed in the same manner as an ordinary corporation and distributions to its shareholders would not be deductible by the Fund in computing its taxable income. In addition, in the event of a failure to qualify, the Fund's distributions, to the extent derived from the Fund's current or accumulated earnings and profits would constitute dividends
(eligible for the corporate dividends-received deduction) which are taxable to shareholders as ordinary income, even though those distributions might otherwise (at least in part) have been treated in the shareholders' hands as long-term capital gains. If the Fund fails to qualify as a regulated investment company in any year, it must pay out its earnings and profits accumulated in that year in order to qualify again as a regulated investment company. In addition, if the Fund failed to qualify as a regulated investment company for a period greater than one taxable year, the Fund may be required to recognize any net built-in gains (the excess of the aggregate gains, including items of income, over aggregate losses that would have been realized if it had been liquidated) in order to qualify as a regulated investment company in a subsequent year.

The Fund's transactions in foreign currencies, forward contracts, options and futures contracts (including options and futures contracts on foreign currencies) will be subject to special provisions of the Code
(including provisions relating to "hedging transactions" and "straddles") that, among other things, may affect the character of gains and losses realized by the Fund (i.e., may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the Fund and defer Fund losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. These provisions also (a) will require the Fund to mark-to-market certain types of the positions in its portfolio (i.e., treat them as if they were closed out) and (b) may cause the Fund to recognize income without receiving cash with which to pay dividends or make distributions in amounts necessary to satisfy the distribution requirements for avoiding income and excise taxes. The Fund will monitor its transactions, will make the appropriate tax elections and will make the appropriate entries in its books and records when it acquires any foreign currency, forward contract, option, futures contract or hedged investment in order to mitigate the effect of these rules and prevent disqualification of the Fund as a regulated investment company.

The Fund's investment in Section 1256 contracts, such as regulated futures contracts, most forward currency forward contracts traded in the interbank market and options on most stock indices, are subject to special tax rules. All section 1256 contracts held by the Fund at the end of its taxable year are required to be marked to their market value, and any unrealized gain or loss on those positions will be included in the Fund's income as if each position had been sold for its fair market value at the end of the taxable year.
The resulting gain or loss will be combined with any gain or loss realized by the Fund from positions in section 1256 contracts closed during the taxable year.
Provided such positions were held as capital assets and were not part of a "hedging transaction" nor part of a "straddle," 60% of the resulting net gain or loss will be treated as long-term capital gain or loss, and 40% of such net gain or loss will be treated as short-term capital gain or loss, regardless of the period of time the positions were actually held by the Fund.

Foreign Investments.  Dividends or other income
(including, in some cases, capital gains) received by the Fund from investments in foreign securities may be subject to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes in some cases. The Fund will not be eligible to elect to treat any foreign taxes paid by it as paid by its shareholders, who therefore will not be entitled to credits for such taxes on their own tax returns. Foreign taxes paid by the Fund will reduce the return from the Fund's investments.

Passive Foreign Investment Companies. If the Fund purchases shares in certain foreign investment entities, called "passive foreign investment companies" (a "PFIC"), it may be subject to United
States federal income tax on a portion of any "excess distribution" or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the Fund to its shareholders. Additional charges in the nature of interest may be imposed on the Fund in respect of deferred taxes arising from such distributions or gains. If the Fund were to invest in a PFIC and elected to treat the PFIC as a "qualified electing fund" under the Code, in lieu of the foregoing requirements, the Fund might be required to include in income each year a portion of the ordinary earnings and net capital gains of the qualified electing fund, even if not distributed to the Fund, and such amounts would be subject to the 90% and excise tax distribution requirements described above. In order to make this election, the Fund would be required to obtain certain annual information from the passive foreign investment companies in which it invests, which may be difficult or not possible to obtain.

Recently, legislation was enacted that provides a mark-to-market election for regulated investment companies effective for taxable years beginning after December 31, 1997. This election would result in the Fund being treated as if it had sold and repurchased all of the PFIC stock at the end of each year. In this case, the Fund would report gains as ordinary income and would deduct losses as ordinary losses to the extent of previously recognized gains. The election, once made, would be effective for all subsequent taxable years of the Fund, unless revoked with the consent of the IRS. By making the election, the Fund could potentially ameliorate the adverse tax consequences with respect to its ownership of shares in a PFIC, but in any particular year may be required to recognize income in excess of the distributions it receives from PFICs and its proceeds from dispositions of PFIC company stock. The Fund may have to distribute this "phantom" income and gain to satisfy its distribution requirement and to avoid imposition of the 4% excise tax. The Fund will make the appropriate tax elections, if possible, and take any additional steps that are necessary to mitigate the effect of these rules.

Taxation of United States Shareholders

Dividends and Distributions. Any dividend declared by the Fund in October, November or December of any calendar year and payable to shareholders of record on a specified date in such a month shall be deemed to have been received by each shareholder on December 31 of such calendar year and to have been paid by the Fund not later than such December 31, provided such dividend is actually paid by the Fund during January of the following calendar year. The Fund intends to distribute annually to its shareholders substantially all of its investment company taxable income, and any net realized long-term capital gains in excess of net realized short-term capital losses (including any capital loss carryovers). The Fund currently expects to distribute any excess annually to its shareholders.
However, if the Fund retains for investment an amount equal to all or a portion of its net long-term capital gains in excess of its net short-term capital losses and capital loss carryovers, it will be subject to a corporate tax (currently at a rate of 35%) on the amount retained. In that event, the Fund will designate such retained amounts as undistributed capital gains in a notice to its shareholders who (a) will be required to include in income for United
Stares federal income tax purposes, as long-term capital gains, their proportionate shares of the undistributed amount, (b) will be entitled to credit their proportionate shares of the 35% tax paid by the Fund on the undistributed amount against their United
States federal income tax liabilities, if any, and to claim refunds to the extent their credits exceed their liabilities, if any, and (c) will be entitled to increase their tax basis, for United States federal income tax purposes, in their shares by an amount equal to 65% of the amount of undistributed capital gains included in the shareholder's income.
Organizations or persons not subject to federal income tax on such capital gains will be entitled to a refund of their pro rata share of such taxes paid by the Fund upon filing appropriate returns or claims for refund with the Internal Revenue Service (the "IRS").

Dividends of net investment income and distributions of net realized short-term capital gains are taxable to a United States shareholder as ordinary income, whether paid in cash or in shares. Distributions of net-long-term capital gains, if any, that the Fund designates as capital gains dividends are taxable as long-term capital gains, whether paid in cash or in shares and regardless of how long a shareholder has held shares of the Fund. Dividends and distributions paid by the Fund attributable to dividends on stock of U.S. corporations received by the Fund, with respect to which the Fund meets certain holding period requirements, will be eligible for the deduction for dividends received by corporations. Distributions in excess of the Fund's current and accumulated earnings and profits will, as to each shareholder, be treated as a tax-free return of capital to the extent of a shareholder's basis in his shares of the Fund, and as a capital gain thereafter (if the shareholder holds his shares of the Fund as capital assets).
Shareholders receiving dividends or distributions in the form of additional shares should be treated for United States federal income tax purposes as receiving a distribution in the amount equal to the amount of money that the shareholders receiving cash dividends or distributions will receive, and should have a cost basis in the shares received equal to such amount.

Investors considering buying shares just prior to a dividend or capital gain distribution should be aware that, although the price of shares just purchased at that time may reflect the amount of the forthcoming distribution, such dividend or distribution may nevertheless be taxable to them. If the Fund is the holder of record of any stock on the record date for any dividends payable with respect to such stock, such dividends are included in the Fund's gross income not as of the date received but as of the later of (a) the date such stock became ex-dividend with respect to such dividends (i.e., the date on which a buyer of the stock would not be entitled to receive the declared, but unpaid, dividends) or (b) the date the Fund acquired such stock. Accordingly, in order to satisfy its income distribution requirements, the Fund may be required to pay dividends based on anticipated earnings, and shareholders may receive dividends in an earlier year than would otherwise be the case.

Sales of Shares. Upon the sale or exchange of his shares, a shareholder will realize a taxable gain or loss equal to the difference between the amount realized and his basis in his shares. Such gain or loss will be treated as capital gain or loss, if the shares are capital assets in the shareholder's hands, and will be long-term capital gain or loss if the shares are held for more than one year and short-term capital gain or loss if the shares are held for one year or less. Any loss realized on a sale or exchange will be disallowed to the extent the shares disposed of are replaced, including replacement through the reinvesting of dividends and capital gains distributions in the Fund, within a 61-day period beginning 30 days before and ending 30 days after the disposition of the shares. In such a case, the basis of the shares acquired will be increased to reflect the disallowed loss. Any loss realized by a shareholder on the sale of a Fund share held by the shareholder for six months or less will be treated for United States federal income tax purposes as a long-term capital loss to the extent of any distributions or deemed distributions of long-term capital gains received by the shareholder with respect to such share. If a shareholder incurs a sales charge in acquiring shares of the Fund, disposes of those shares within 90 days and then acquires shares in a mutual fund for which the otherwise applicable sales charge is reduced by reason of a reinvestment right (e.g., an exchange privilege), the original sales charge will not be taken into account in computing gain/loss on the original shares to the extent the subsequent sales charge is reduced. Instead, the disregarded portion of the original sales charge will be added to the tax basis in the newly acquired shares. Furthermore, the same rule also applies to a disposition of the newly acquired shares made within 90 days of the second acquisition. This provision prevents a shareholder from immediately deducting the sales charge by shifting his or her investment in a family of mutual funds.

Backup Withholding. The Fund may be required to withhold, for United States federal income tax purposes, 31% of the dividends, distributions and redemption proceeds payable to shareholders who fail to provide the Fund with their correct taxpayer identification number or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding. Certain shareholders are exempt from backup withholding.
Backup withholding is not an additional tax and any amount withheld may be credited against a shareholder's United States federal income tax liabilities.

Notices. Shareholders will be notified annually by the Fund as to the United States federal income tax status of the dividends, distributions and deemed distributions attributable to undistributed capital gains (discussed above in "Taxes - Taxation of United
States Shareholders -Dividends and Distributions") made by the Fund to its shareholders. Furthermore, shareholders will also receive, if appropriate, various written notices after the close of the Fund's taxable year regarding the United States federal income tax status of certain dividends, distributions and deemed distributions that were paid (or that are treated as having been paid) by the Fund to its shareholders during the preceding taxable year.

Other Taxation

Distributions also may be subject to additional state, local and foreign taxes depending on each shareholder's particular situation.

The foregoing is only a summary of certain material tax consequences affecting the Fund and its shareholders. Shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Fund.



ADDITIONAL INFORMATION

The Company was incorporated on September 29, 1981 under the laws of the state of Maryland under the name
Hutton Investment Series Inc. The Company's corporate name was changed on December 29, 1988, July 30, 1993 and October 28, 1994, to SLH Investment Portfolios
Inc., Smith Barney Shearson Investment Funds Inc., and
Smith Barney Investment Funds Inc., respectively.

The Company offers shares of eight separate series with a par value of $.001 per share. The Fund offers shares currently classified into four Classes - A, B, L and Y. Each Class of the Fund represents an identical interest in the Fund's investment portfolio.
As a result, the Classes have the same rights, privileges and preferences, except with respect to:
(a) the designation of each Class; (b) the effect of the respective sales charges; if any, for each class;
(c) the distribution and/or service fees borne by each Class pursuant to the Plan; (d) the expenses allocable exclusively to each Class; (e) voting rights on matters exclusively affecting a single Class; (f) the exchange privilege of each Class; and (g) the conversion feature of the Class B shares. The
Company's Board of Directors does not anticipate that there will be any conflicts among the interests of the holders of the different Classes. The directors, on an ongoing basis, will consider whether any such conflict exists and, if so, take appropriate action.

As permitted by Maryland law, there will normally be no meetings of shareholders for the purpose of electing directors unless and until such time as less than a majority of the directors holding office have been elected by shareholders. At that time, the directors then in office will call a shareholders' meeting for the election of directors. The directors must call a meeting of shareholders for the purpose of voting upon the question or removal of any director when requested in writing to do so by the record holders of not less than 10% of the outstanding shares of the Fund. At such a meeting, a director may be removed after the holders of record of not less than a majority of the outstanding shares of the Fund have declared that the director be removed either by declaration in writing or by votes cast in person or by proxy. Except as set forth above, the directors shall continue to hold office and may appoint successor directors.

As used in the Prospectus and this Statement of Additional Information, a "vote of a majority of the outstanding voting securities" means the affirmative vote of the lesser of (a) more than 50% of the outstanding shares of the Company (or the affected series or Class) or (b) 67% or more of such shares present at a meeting if more than 50% of the outstanding shares of the Company (or the affected series or Class) are represented at the meeting in person or by proxy. A series or Class shall be deemed to be affected by a matter unless it is clear that the interests of each series or Class in the matter are identical or that the matter does not affect any interest of the series or Class. The approval of a management agreement or any change in a fundamental investment policy would be effectively acted upon with respect to the Fund only if approved by a "vote of a majority of the outstanding voting securities" of the Fund; however, the ratification of independent accountants, the election of directors, and the approval of a distribution agreement that is submitted to shareholders are not subject to the separate voting requirements and may be effectively acted upon by a vote of the holders of a majority of all Company shares voting without regard to series or Class.

Annual and Semi-annual Reports. The Fund sends its shareholders a semi-annual report and an audited annual report, which include listings of investment securities held by the Fund at the end of the period covered. In an effort to reduce the Fund's printing and mailing costs, the Fund consolidates the mailing of its semi-annual and annual reports by household.
This consolidation means that a household having multiple accounts with the identical address of record will receive a single copy of each report. In addition, the Fund also consolidates the mailing of its Prospectus so that a shareholder having multiple accounts (that is, individual, IRA and/or Self-
Employed Retirement Plan accounts) will receive a single Prospectus annually. Shareholders who do not want this consolidation to apply to their accounts should contact their Salomon Smith Barney Financial
Consultant or the Transfer Agent.

FINANCIAL STATEMENTS

As of the date of this SAI, the Fund had not yet commenced operations. Consequently, there are no financial statements for the Fund at this time.

OTHER INFORMATION

In an industry where the average portfolio manager has seven years of experience (source: ICI, 1998), the portfolio managers of Smith Barney Mutual Funds average 21 years in the industry and 15 years with the firm.

Smith Barney Mutual Funds offers more than 60 mutual funds. We understand that many investors prefer an active role in allocating the mix of funds in their portfolio, while others want the asset allocation decisions to be made by experienced managers.

That's why we offer four "styles" of fund management that can be tailored to suit each investor's unique financial goals.

	Style Pure Series
Our Style Pure Series funds stay fully invested within their asset class and investment style, enabling investors to make asset allocation decisions in conjunction with their Salomon
Smith Barney Financial Consultant.

	Classic Investor Series
Our Classic Investor Series funds offer a range of equity and fixed income strategies that seek to capture opportunities across asset classes and investment styles using disciplined investment approaches.

	The Concert Allocation Series
As a fund of funds, investors can select a Concert Portfolio that may help their investment needs. As needs change, investors can easily choose another long-term, diversified investment from our Concert family.

	Special Discipline Series
Our Special Discipline Series funds are designed for investors who are looking beyond more traditional market categories: from natural resources to a roster of state-specific municipal funds.



36

54


Smith Barney
Premier Selections Global Growth Fund
388 Greenwich Street
New York, New York 10013
1-800-451-2010

Statement of Additional
Information


May 24, 2000

This Statement of Additional Information ("SAI") expands upon and supplements the information contained in the current Prospectus of Smith Barney Premier
Selections Global Growth Fund consisting of the U.S.
Equity and International Equity portions (collectively the "Fund") dated May 24, 2000, as amended or supplemented from time to time, and should be read in conjunction with the Fund's Prospectus. The Fund is a series of Smith Barney Investment Funds Inc. (the
"Company"). The Fund's Prospectus may be obtained from a Salomon Smith Barney Financial Consultant or by writing or calling the Fund at the address or telephone number set forth above. This SAI, although not in itself a prospectus, is incorporated by reference into the Prospectus in its entirety.

TABLE OF CONTENTS
Page

INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES	2
INVESTMENT RESTRICTIONS	31
DIRECTORS AND EXECUTIVE OFFICERS OF THE COMPANY	32
PURCHASE OF SHARES	39
REDEMPTION OF SHARES	45
VALUATION OF SHARES	46
EXCHANGE PRIVILEGE	47
PERFORMANCE DATA	48
DIVIDENDS, DISTRIBUTIONS AND TAXES	50
ADDITIONAL INFORMATION	55
FINANCIAL STATEMENTS	56
OTHER INFORMATION	57




INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES

The prospectus discusses the Fund's investment objective and policies. This section contains supplemental information concerning the types of securities and other instruments in which the Fund may invest, the investment policies and portfolio strategies the Fund may utilize and certain risks associated with these investments, policies and strategies. SSB Citi Fund Management LLC ("SSB Citi" or the "Manager") serves as investment manager to the Fund.

The Fund's investment objectives may be changed only
by the ''vote of a majority of the outstanding voting
securities'' as defined in the Investment Company Act
of 1940 (the ''1940 Act'').   However, the Fund's
investment policies are nonfundamental, and thus may be changed by the Board of Directors, provided such change is not prohibited by the Fund's fundamental investment restrictions (described under INVESTMENT
RESTRICTIONS) or applicable law, and any such change will first be disclosed in the then current prospectus. Refer to the "INVESTMENT PRACTICES" and "RISK FACTORS" for further information on the Fund's investments.

Under unusual economic or market conditions as determined by the Manager, for defensive purposes the Fund may depart from its principal investment strategies and temporarily invest all or a major portion of its assets in all types of money market and short-term debt securities (including U.S. money market securities). To the extent the Fund's assets are invested for temporary defensive purposes, they will not be invested in a manner designed to achieve the Fund's investment objective.

US Equity Portion

The investment objective of the US Equity portion is capital appreciation. Although the portion may receive current income from dividends, interest and other sources, income is only an incidental consideration of the Fund. The portion attempts to achieve its investment objective by investing primarily in common stocks of companies that the manager believes are experiencing, or have the potential to experience, growth in earnings that exceed the average earnings growth rate of companies having securities included in the S&P 500. Although the manager anticipates that the assets of the portion ordinarily will be invested primarily in common stocks of U.S. companies, the portion may invest in convertible securities, preferred stocks, securities of foreign issuers, warrants and restricted securities. In addition, when the manager believes that market conditions warrant, the portion may invest for temporary defensive purposes in corporate and U.S.
government bonds and notes and money market instruments. The portion is also authorized to borrow in an amount of up to 5% of its total assets for extraordinary or emergency purposes, and may borrow up to 33 1/3% of its total assets less liabilities, for leveraging purposes. See "Leveraging."

International Equity Portion

Under normal market conditions, the International
Equity portion invests at least 80% of its assets in diversified equity securities consisting of dividend and non-dividend paying common stock, preferred stock, convertible debt and rights and warrants to obtain such securities and may invest up to 20% of the Fund's assets in bonds, notes and other debt securities
(consisting of securities issued in the Eurocurrency markets or obligations of the United States or foreign governments and their political sub-divisions) or established non-United States issuers.

In seeking to achieve its objective, the International
Equity portion presently expects to invest its assets primarily in common stocks of established non-United
States companies which in the opinion of the Manager have potential for growth of capital.

Except as otherwise provided, the International Equity portion will invest at least 80% of its assets in companies organized or governments located in any area of the world other than the United States, such as the Far East (e.g., Japan, Hong Kong, Singapore,
Malaysia), Western Europe (e.g., United Kingdom,
Germany, the Netherlands, France, Italy, Switzerland),
Eastern Europe (e.g., the Czech Republic, Hungary,
Poland, and the countries of the former Soviet Union), Central and South America (e.g., Mexico, Chile, and
Venezuela), Australia, Canada and such other areas and countries as the Manager may determine from time to time. Allocation of the Fund's investments will depend upon the relative attractiveness of the international markets and particular issuers.
Concentration of the Fund's assets in one or a few countries or currencies will subject the Fund to greater risks than if the Fund's assets were not geographically concentrated.

It is expected that securities of the International
Equity portion will ordinarily be traded on a stock exchange or other market in the country in which the issuer is principally based, but may also be traded on markets in other countries including, in many cases, the United States securities exchanges and over-the-counter markets.

To the extent that the assets of the Interntional
Equity portion are not otherwise invested as described above, the assets may be held in cash, in any currency, or invested in U.S. as well as foreign high quality money market instruments and equivalents.

Each of the following investment practices is subject to the limitations set forth under "Investment
Restrictions."

Foreign Securities (US Equity Portion) The US Equity portion may invest up to 10% of its net assets (at the time of investment) in foreign securities. The US
Equity portion may invest directly in foreign issuers or invest in depositary receipts. The investments in foreign securities of the US Equity portion may involve greater risk than investments in securities of U.S. issuers. Because the value of a depositary receipt is dependent upon the market price of an underlying foreign security, depositary receipts are subject to most of the risk associated with investing in foreign securities directly. There are certain risks involved in investing in foreign securities, including those resulting from fluctuations in currency exchange rates, revaluation of currencies, future political or economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions, reduced availability of public information concerning issuers, and the fact that foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to domestic companies. Moreover, securities of many foreign companies may be less liquid and their prices more volatile than securities of comparable domestic companies. In addition, with respect to certain foreign countries, there is the possibility of expropriation, confiscatory taxation and limitations on the use or removal of funds or other assets of the Fund, including the withholding of dividends. The risks of investing in foreign securities are greater for securities of emerging market issuers because political or economic instability, lack of market liquidity, and negative government actions like currency controls or seizure of private businesses or property are more likely.

EQUITY SECURITIES

Common Stocks (International Equity Portion).  The
International Equity portion may purchase common stocks. Common stocks are shares of a corporation or other entity that entitle the holder to a pro rata share of the profits of the corporation, if any, without preference over any other shareholder or class of shareholders, including holders of the entity's preferred stock and other senior equity. Common stock usually carries with it the right to vote and frequently an exclusive right to do so.

Preferred Stocks and Convertible Securities
(International EquityPortion).  The International
Equity portion may invest in convertible debt and preferred stocks. Convertible debt securities and preferred stock entitle the holder to acquire the issuer's stock by exchange or purchase for a predetermined rate. Convertible securities are subject both to the credit and interest rate risks associated with fixed income securities and to the stock market risk associated with equity securities.

Warrants (US EquityPortion) Because a warrant does not carry with it the right to dividends or voting rights with respect to the securities that the warrant holder is entitled to purchase, and because it does not represent any rights to the assets of the issuer, warrants may be considered more speculative than certain other types of investments. Also, the value of a warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to its expiration date.

Warrants (International Equity Portion).  The
International Equity portion may purchase warrants.
Warrants acquired by the International Equity portion entitle it to buy common stock from the issuer at a specified price and time. Warrants are subject to the same market risks as stocks, but may be more volatile in price. The Fund's investment in warrants will not entitle it to receive dividends or exercise voting rights and will become worthless if the warrants cannot be profitably exercised before the expiration dates.

REITs (International Equity Portion).  The
International Equity portion may invest in shares of real estate investment trusts (REITs), which are pooled investment vehicles that invest in real estate or real estate loans or interests. Investing in REITs involves risks similar to those associated with investing in equity securities of small capitalization companies. REITs are dependent upon management skills, are not diversified, and are subject to risks of project financing, default by borrowers, self-liquidation, and the possibility of failing to qualify for the exemption from taxation on distributed amounts under the Internal Revenue Code of 1986, as amended
(the "Code").

Restricted Securities (US Equity Portion) Restricted securities are those that may not be sold publicly without first being registered under the Securities
Act of 1933, as amended (the "1933 Act"). For that reason, the US Equity portion may not be able to dispose of restricted securities at a time when, or at a price at which, it desires to do so and may have to bear expenses associated with registering the securities. At any one time, the Fund's aggregate holdings of restricted securities, repurchase agreements having a duration of more than five business days, and securities lacking readily available market quotations will not exceed 15% of the Fund's total assets.

Illiquid and Restricted Securities (International
Equity Portion). The International Equity portion may invest up to 15% of its assets in securities
(excluding those subject to Rule 144A under the Securities Act of 1933 (the ''1933 Act'')), with contractual or other restrictions on resale and other instruments that are not readily marketable.

ADRs, EDRs and GDRs (Interntional Equity Portion).
The International Equity portion may also purchase
ADRs, EDRs and GDRs or other securities representing underlying shares of foreign companies. ADRs are publicly traded on exchanges or over-the-counter in the United States and are issued through "sponsored" or "unsponsored" arrangements. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depository's transaction fees, whereas under an unsponsored arrangement, the foreign issuer assumes no obligation and the depository's transaction fees are paid by the ADR holders. In addition, less information is available in the United States about an unsponsored ADR than about a sponsored ADR, and the financial information about a company may not be as reliable for an unsponsored ADR as it is for a sponsored ADR. The fund may invest in ADRs through both sponsored and unsponsored arrangements.

FIXED INCOME SECURITIES

To the extent that the Fund may invest in fixed income securities, it may invest in the securities described below as noted.

Convertible Securities (US Equity Portion) Convertible securities are fixed-income securities that may be converted at either a stated price or stated rate into underlying shares of common stock. Convertible securities have general characteristics similar to both fixed income and equity securities. Although to a lesser extent than with fixed income securities generally, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion feature, the market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stocks and therefore also will react to variations in the general market for equity securities. A unique feature of convertible securities is that as the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis, and so may not experience market value declines to the same extent as the underlying common stock.
When the market price of the underlying common stock increases, the prices of the convertible securities tend to rise as a reflection of the value of the underlying common stock. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

As fixed-income securities, convertible securities are investments that provide for a stable stream of income with generally higher yields than common stocks. Of course, like all fixed-income securities, there can be no assurance of current income because the issuers of the convertible securities may default on their obligations. Convertible securities, however, generally offer lower interest or dividend yields than non-convertible securities of similar quality because of the potential for capital appreciation. A convertible security, in addition to providing fixed income, offers the potential for capital appreciation through the conversion feature, which enables the holder to benefit from increases in the market price of the underlying common stock. There can be no assurance of capital appreciation, however, because securities prices fluctuate.

Convertible securities generally are subordinated to other similar but nonconvertible securities of the same issuer, although convertible bonds, as corporate debt obligations, enjoy seniority in right of payment to all equity securities, and convertible preferred stock is senior to common stock, of the same issuer.
Because of the subordination feature, however, convertible securities typically have lower ratings than similar non-convertible securities.

Corporate Debt Obligations (International Equity
Portion). The International Equity portion may invest in corporate debt obligations and zero coupon securities issued by financial institutions and corporations. Corporate debt obligations are subject to the risk of an issuer's inability to meet principal and interest payments on the obligations and may also be subject to price volatility due to such factors as market interest rates, market perception of the creditworthiness of the issuer and general market liquidity. Zero coupon securities are securities sold at a discount to par value and on which interest payments are not made during the life of the security.

U.S. Government Securities (International Equity
Portion).   The U.S. Government securities in which
the Fund may invest include: bills, certificates of indebtedness, and notes and bonds issued by the U.S.
Treasury or by agencies or instrumentalities of the U.S. Government. Some U.S. Government securities, such as U.S. Treasury bills and bonds, are supported by the full faith and credit of the U.S. Treasury; others are supported by the right of the issuer to borrow from the U.S. Treasury; others, such as those of the Federal National Mortgage Association, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, such as those of the Student Loan Marketing
Association and the Federal Home Loan Mortgage
Corporation ("FHLMC"), are supported only by the credit of the instrumentality. Mortgage participation certificates issued by the FHLMC generally represent ownership interests in a pool of fixed-rate conventional mortgages. Timely payment of principal and interest on these certificates is guaranteed solely by the issuer of the certificates. Other investments will include Government National Mortgage
Association Certificates ("GNMA Certificates"), which are mortgage-backed securities representing part ownership of a pool of mortgage loans on which timely payment of interest and principal is guaranteed by the full faith and credit of the U.S. Government. While the U.S. Government guarantees the payment of principal and interest on GNMA Certificates, the market value of the securities is not guaranteed and will fluctuate.

Sovereign Debt Obligations (Interntional Equity
Portion). The International Equity portion may purchase sovereign debt instruments issued or guaranteed by foreign governments or their agencies, including debt of developing countries. Sovereign debt may be in the form of conventional securities or other types of debt instruments such as loans or loan participations. Sovereign debt of developing countries may involve a high degree of risk, and may be in default or present the risk of default. Governmental entities responsible for repayment of the debt may be unable or unwilling to repay principal and interest when due, and may require renegotiation or rescheduling of debt payments. In addition, prospects for repayment of principal and interest may depend on political as well as economic factors. Although some sovereign debt, such as Brady Bonds, is collateralized by U.S. Government securities, repayment of principal and interest is not guaranteed by the U.S. Government.

Loans and Other Direct Debt Instruments (International
Equity Portion). The International Equity portion may purchase interests in amounts owed by a corporate, governmental, or other borrower to another party.
These interests may represent amounts owed to lenders or lending syndicates (loans and loan participations), to suppliers of goods or services (trade claims or other receivables), or to other parties. Direct debt instruments involve the risk of loss in case of default or insolvency of the borrower and may offer less legal protection to the fund in the event of fraud or misrepresentation. In addition, loan participations involve a risk of insolvency of the lending bank or other financial intermediary. Direct debt instruments may also include standby financing commitments that obligate the fund to supply additional cash to the borrower on demand.

Floating and Variable Rate Income Securities
(International Equity Portion). Income securities may provide for floating or variable rate interest or dividend payments. The floating or variable rate may be determined by reference to a known lending rate, such as a bank's prime rate, a certificate of deposit rate or the London InterBank Offered Rate (LIBOR).
Alternatively, the rate may be determined through an auction or remarketing process. The rate also may be indexed to changes in the values of interest rate or securities indexes, currency exchange rates or other commodities. The amount by which the rate paid on an income security may increase or decrease may be subject to periodic or lifetime caps. Floating and variable rate income securities include securities whose rates vary inversely with changes in market rates of interest. Such securities may also pay a rate of interest determined by applying a multiple to the variable rate. The extent of increases and decreases in the value of securities whose rates vary inversely with changes in market rates of interest generally will be larger than comparable changes in the value of an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity.

Zero Coupon, Discount and Payment-in-kind Securities
(International Equity Portion). The International
Equity portion may invest in "zero coupon" and other deep discount securities of governmental or private issuers. Zero coupon securities generally pay no cash interest (or dividends in the case of preferred stock) to their holders prior to maturity. Payment-in-kind securities allow the lender, at its option, to make current interest payments on such securities either in cash or in additional securities. Accordingly, such securities usually are issued and traded at a deep discount from their face or par value and generally are subject to greater fluctuations of market value in response to changing interest rates than securities of comparable maturities and credit quality that pay cash interest (or dividends in the case of preferred stock) on a current basis.

Premium Securities (International Equity Portion).
The International Equity portion may invest in income securities bearing coupon rates higher than prevailing market rates. Such "premium" securities are typically purchased at prices greater than the principal amounts payable on maturity. The International Eauity portion will not amortize the premium paid for such securities in calculating its net investment income. As a result, in such cases the purchase of such securities provides a fund a higher level of investment income distributable to shareholders on a current basis than if the Fund purchased securities bearing current market rates of interest. If securities purchased by a Fund at a premium are called or sold prior to maturity, the Fund will recognize a capital loss to the extent the call or sale price is less than the purchase price. Additionally, a fund will recognize a capital loss if it holds such securities to maturity.

Yankee Bonds (International Equity Portion). The
International Equity portion may invest in U.S.
dollar-denominated bonds sold in the United States by non-U.S. issuers ("Yankee bonds"). As compared with bonds issued in the United States, such bond issues normally carry a higher interest rate but are less actively traded.

Loan Participations and Assignments (International
Equity Portion). The International Equtiy portion may invest a portion of its assets in loan participations
("Participations"). By purchasing a Participation, the International Equity portion acquires some or all of the interest of a bank or other lending institution in a loan to a corporate or government borrower. The
Participations typically will result in the International Equity portion having a contractual relationship only with the lender and not with the borrower. The International Equity portion will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Participations, the
International Equity portion generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and the International Equity portion may not directly benefit from any collateral supporting the loan in which it has purchased the Participation. As a result, the International Equity portion will assume the credit risk of both the borrower and the lender that is selling the Participation. In the event of the insolvency of the lender selling a Participation, the International Equity portion may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.
The International Equity portion will acquire
Participations only if the lender interpositioned between the Fund and the borrower is determined by management to be creditworthy.

The International Equity portion also may invest in assignments of portions of loans from third parties
("Assignments"). When it purchases Assignments from lenders, the Fund will acquire direct rights against the borrower on the loan. However, since Assignments are arranged through private negotiations between potential assignees and assignors, the rights and obligations acquired by the Fund as the purchaser of an Assignment may differ from, and be more limited than, those held by the assigning lender. The
International Equity portion may have difficulty disposing of Assignments and Participations. The liquidity of such securities is limited, and the Fund anticipates that such securities could be sold only to a limited number of institutional investors. The lack of a liquid secondary market could have an adverse impact on the value of such securities and on the International Equity portion's ability to dispose of particular Assignments or Participations when necessary to meet the International Equity portion's liquidity needs or in response to a specific economic event, such as a deterioration in the creditworthiness of the borrower. The lack of a liquid secondary market for Assignments and Participations also may make it more difficult for the International Equity portion to assign a value to those securities or purposes of valuing the International Equity portion and calculating its net asset value.

Short-Term Investments (The Fund). In certain circumstances the Fund may invest without limitation in all types of short-term money market instruments, including U.S. Government securities; certificates of deposit, time deposits and bankers' acceptances issued by domestic banks (including their branches located outside the United States and subsidiaries located in Canada), domestic branches of foreign banks, savings and loan associations and similar institutions; high grade commercial paper; and repurchase agreements. To the extent the Fund is investing in short-term investments as a temporary defensive posture, the applicable Fund's investment objective may not be achieved.

Commercial Paper (International Equity Portion)
Commercial paper consists of short-term (usually from 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations. A variable amount master demand note
(which is a type of commercial paper) represents a direct borrowing arrangement involving periodically fluctuating rates of interest under a letter agreement between a commercial paper issuer and an institutional lender, such as the Fund, pursuant to which the lender may determine to invest varying amounts. Transfer of such notes is usually restricted by the issuer, and there is no secondary trading market for such notes.
The Fund, therefore, may not invest in a master demand note, if as a result more than 15% of the value of the International Equity portion's total assets would be invested in such notes and other illiquid securities.

Commercial Bank Obligations (International Equity
Portion).  For the purposes of the International
Equity portion's investment policies with respect to bank obligations, obligations of foreign branches of U.S. banks and of foreign banks may be general obligations of the parent bank in addition to the issuing bank, or may be limited by the terms of a specific obligation and by government regulation. As with investment in foreign securities in general, investments in the obligations of foreign branches of U.S. banks and of foreign banks may subject a fund to investment risks that are different in some respects from those of investments in obligations of domestic issuers. Although a fund will typically acquire obligations issued and supported by the credit of U.S.
or foreign banks having total assets at the time of purchase in excess of U.S. $1 billion (or the equivalent thereof), this U.S. $1 billion figure is not a fundamental investment policy or restriction of the Fund. For calculation purposes with respect to the U.S. $1 billion figure, the assets of a bank will be deemed to include the assets of its U.S. and foreign branches.

Money Market Instruments (US Equity Portion) As stated in the prospectus, the US Equity portion may invest for defensive purposes in corporate and government bonds and notes and money market instruments. Money market instruments in which the fund may invest include: U.S. government securities;
certificates of deposit, time deposits and bankers' acceptances issued by domestic banks (including their branches located outside the United States and subsidiaries located in Canada), domestic branches of foreign banks, savings and loan associations and similar institutions; high grade commercial paper; and repurchase agreements with respect to the foregoing types of instruments. The following is a more detailed description of such money market instruments.

Bank Obligations (US Equity Portion) Certificates of deposits ("CDs") are short-term, negotiable obligations of commercial banks. Time deposits
("TDs") are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Bankers' acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

Domestic commercial banks organized under federal law are supervised and examined by the Comptroller of the Currency and are required to be members of the Federal
Reserve System and to be insured by the Federal
Deposit Insurance Corporation (the "FDIC"). Domestic banks organized under state law are supervised and examined by state banking authorities but are members of the Federal Reserve System only if they elect to join. Most state banks are insured by the FDIC
(although such insurance may not be of material benefit to the fund, depending upon the principal amount of CDs of each bank held by the Fund) and are subject to federal examination and to a substantial body of federal law and regulation. As a result of governmental regulations, domestic branches of domestic banks are, among other things, generally required to maintain specified levels of reserves, and are subject to other supervision and regulation designed to promote financial soundness.

Obligations of foreign branches of domestic banks, such as CDs and TDs, may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and governmental regulation. Such obligations are subject to different risks than are those of domestic banks or domestic branches of foreign banks. These risks include foreign economic and political developments, foreign governmental restrictions that may adversely affect payment of principal and interest on the obligations, foreign exchange controls and foreign withholding and other taxes on interest income.
Foreign branches of domestic banks are not necessarily subject to the same or similar regulatory requirements that apply to domestic banks, such as mandatory reserve requirements, loan limitations, and accounting, auditing and financial recordkeeping requirements. In addition, less information may be publicly available about a foreign branch of a domestic bank than about a domestic bank. CDs issued by wholly owned Canadian subsidiaries of domestic banks are guaranteed as to repayment of principal and interest (but not as to sovereign risk) by the domestic parent bank.

Obligations of domestic branches of foreign banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by governmental regulation as well as governmental action in the country in which the foreign bank has its head office.
A domestic branch of a foreign bank with assets in excess of $1 billion may or may not be subject to reserve requirements imposed by the Federal Reserve
System or by the state in which the branch is located if the branch is licensed in that state. In addition, branches licensed by the Comptroller of the Currency and branches licensed by certain states ("State
Branches") may or may not be required to: (a) pledge to the regulator by depositing assets with a designated bank within the state, an amount of its assets equal to 5% of its total liabilities; and (b) maintain assets within the state in an amount equal to a specified percentage of the aggregate amount of liabilities of the foreign bank payable at or through all of its agencies or branches within the state. The deposits of State Branches may not necessarily be insured by the FDIC. In addition, there may be less publicly available information about a domestic branch of a foreign bank than about a domestic bank.

In view of the foregoing factors associated with the purchase of CDs and TDs issued by foreign branches of domestic banks or by domestic branches of foreign banks, the manager will carefully evaluate such investments on a case-by-case basis.

Savings and loans associations whose CDs may be purchased by the Fund are supervised by the Office of Thrift Supervision and are insured by the Savings
Association Insurance Fund which is administered by the FDIC and is backed by the full faith and credit of the United States government. As a result, such savings and loan associations are subject to regulation and examination.

DERIVATIVE CONTRACTS

Options, Futures and Currencies (International Equity
Portion). The International Equity portion may use forward currency contracts and certain options and futures strategies to attempt to hedge its portfolio, i.e., reduce the overall level of investment risk normally associated with the Fund. These hedging techniques are described in detail below.

Writing Covered Call Options (International Equity
Portion).  The International Equity portion may write
(sell) covered call options for hedging purposes.
Covered call options will generally be written on securities and currencies which, in the opinion of the Manager, are not expected to make any major price moves in the near future but which, over the long term, are deemed to be attractive investments for the International Equity portion

A call option gives the holder (buyer) the right to purchase a security or currency at a specified price
(the exercise price) at any time until a certain date
(the expiration date). So long as the obligation of the writer of a call option continues, he may be assigned an exercise notice by the broker-dealer through whom such option was sold, requiring him to deliver the underlying security or currency against payment of the exercise price. This obligation terminates upon the expiration of the call option, or such earlier time at which the writer effects a closing purchase transaction by purchasing an option identical to that previously sold. The Manager and the Company believe that writing of covered call options is less risky than writing uncovered or "naked" options, which the International Equity portion will not do.

Portfolio securities or currencies on which call
options may be written will be purchased solely on the
basis of investment considerations consistent with
International Equity portion's investment objective.
When writing a covered call option, the International
Equity portion's, in return for the premium, gives up
the opportunity for profit from a price increase in
the underlying security or currency above the exercise
price and retains the risk of loss should the price of
the security or currency decline.   Unlike one who
owns securities or currencies not subject to an option, the International Equity portion has no control over when it may be required to sell the underlying securities or currencies, since the option may be exercised at any time prior to the option's expiration. If a call option which the International
Equity portion has written expires, the International
Equity portion will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security or currency during the option period. If the call option is exercised, the fund will realize a gain or loss from the sale of the underlying security or currency. The security or currency covering the call option will be maintained in a segregated account of the International Equity portion's custodian.

The premium the International Equity portion receives for writing a call option is deemed to constitute the market value of an option. The premium the International Equity portion will receive from writing a call option will reflect, among other things, the current market price of the underlying security or currency, the relationship of the exercise price to such market price, the implied price volatility of the underlying security or currency, and the length of the option period. In determining whether a particular call option should be written on a particular security or currency, the Manager will consider the reasonableness of the anticipated premium and the likelihood that a liquid secondary market will exist for those options. The premium received by the International Equity portion for writing covered call options will be recorded as a liability in the fund's statement of assets and liabilities. This liability will be adjusted daily to the option's current market value, which will be calculated as described in "DETERMINATION OF NET ASSET VALUE." The liability will be extinguished upon expiration of the option or delivery of the underlying security or currency upon the exercise of the option. The liability with respect to a listed option will also be extinguished upon the purchase of an identical option in a closing transaction.

Closing transactions will be effected in order to realize a profit or to limit losses on an outstanding call option, to prevent an underlying security or currency from being called, or to permit the sale of the underlying security or currency. Furthermore, effecting a closing transaction will permit the fund to write another call option on the underlying security or currency with either a different exercise price, expiration date or both. If the Fund desires to sell a particular security or currency from its portfolio on which it has written a call option or purchases a put option, it will seek to effect a closing transaction prior to, or concurrently with, the sale of the security or currency. There is no assurance that the Fund will be able to effect such closing transactions at a favorable price. If the International Equity portion cannot enter into such a transaction, it may be required to hold a security or currency that it might otherwise have sold, in which case it would continue to be at market risk with respect to the security or currency.

The International Equity portion will pay transaction costs in connection with the writing of options and in entering into closing purchase contracts. Transaction costs relating to options activity are normally higher than those applicable to purchases and sales of portfolio securities.

Call options written by the International Equity
portion, will normally have expiration dates of less
than nine months from the date written.   The exercise
price of the options may be below, equal to or above the current market values of the underlying securities or currencies at the time the options are written.
From time to time, the Fund may purchase an underlying security or currency for delivery in accordance with the exercise of an option, rather than delivering such security or currency from its portfolio. In such cases, additional costs will be incurred.

The International Equity portion will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more, respectively, than the premium received from the writing of the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security or currency, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security or currency owned by the International Equity portion.

See "ADDITIONAL TAX INFORMATION" for a discussion of federal income tax treatment of covered call options.

Purchasing Put Options (International Equity Portion).
The International Equity portion may purchase put options. As the holder of a put option, the International Equity portion has the right to sell the underlying security or currency at the exercise price at any time during the option period. The
International Equity portion may enter into closing sale transactions with respect to such options, exercise them or permit them to expire.

The International Equity portion may purchase a put option on an underlying security or currency (a
"protective put") owned by the International Equity portion as a hedging technique in order to protect against an anticipated decline in the value of the security or currency. Such hedge protection is provided only during the life of the put option when the International Equity portion, as the holder of the put option, is able to sell the underlying security or currency at the put exercise price regardless of any decline in the underlying security's market price or currency's exchange value. For example, a put option may be purchased in order to protect unrealized appreciation of a security or currency when the Manager deems it desirable to continue to hold the security or currency because of tax considerations.
The premium paid for the put option and any transaction costs may reduce any capital gain or, in the case of currency, ordinary income otherwise available for distribution when the security or currency is eventually sold.

The International Equity portion may also purchase put options at a time when the International Equity portion does not own the underlying security or currency. By purchasing put options on a security or currency it does not own, the International Equity portion seeks to benefit from a decline in the market price of the underlying security or currency. If the put option is not sold when it has remaining value, and if the market price of the underlying security or currency remains equal to or greater than the exercise price during the life of the put option, the International Equity poriton will lose its entire investment in the put option. In order for the purchase of a put option to be profitable, the market price of the underlying security or currency must decline sufficiently below the exercise price to cover the premium and transaction costs, unless the put option is sold in a closing sale transaction.

The premium paid by the International Equity portion when purchasing a put option will be recorded as an asset in the International Equity's portion statement of assets and liabilities. This asset will be adjusted daily to the option's current market value, as calculated by the Fund. The asset will be extinguished upon expiration of the option or the delivery of the underlying security or currency upon the exercise of the option. The asset with respect to a listed option will also be extinguished upon the writing of an identical option in a closing transaction.

Purchasing Call Options (International Equity
Portion). The International Equity portion may purchase call options. As the holder of a call option, International Equity portion has the right to purchase the underlying security or currency at the exercise price at any time during the option period.
The International Equity portion may enter into closing sale transactions with respect to such options, exercise them or permit them to expire. Call options may be purchased by the Fund for the purpose of acquiring the underlying security or currency for its portfolio. Utilized in this fashion, the purchase of call options enables the Fund to acquire the security or currency at the exercise price of the call option plus the premium paid. At times the net cost of acquiring the security or currency in this manner may be less than the cost of acquiring the security or currency directly. This technique may also be useful to the fund in purchasing a large block of securities that would be more difficult to acquire by direct market purchases. So long as it holds such a call option rather than the underlying security or currency itself, the International Equity portion is partially protected from any unexpected decline in the market price of the underlying security or currency and in such event could allow the call option to expire, incurring a loss only to the extent of the premium paid for the option.

The International Equity portion may also purchase call options on underlying securities or currencies it owns in order to protect unrealized gains on call options previously written by it. A call option would be purchased for this purpose where tax considerations make it inadvisable to realize such gains through a closing purchase transaction. Call options may also be purchased at times to avoid realizing losses that would result in a reduction of the International
Equity portion's current return.

Interest Rate and Currency Futures Contracts
(International Equity Portion). The International
Equity portion may enter into interest rate or currency futures contracts ("Futures" or "Futures
Contracts") as a hedge against changes in prevailing levels of interest rates or currency exchange rates in order to establish more definitely the effective return on securities or currencies held or committed to be acquired by the Fund. The Fund's hedging may include holding Futures as an offset against anticipated changes in interest or currency exchange rates. The Interntional Equity portion may also enter into Futures Contracts based on financial indices including any index of U.S. Government securities, foreign government securities or corporate debt securities.

A Futures Contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument or currency for a specified price at a designated date, time and place. The purchaser of a Futures Contract on an index agrees to take or make delivery of an amount of cash equal to the difference between a specified dollar multiple of the value of the index on the expiration date of the contract ("current contract value") and the price at which the contract was originally struck. No physical delivery of the debt securities underlying the index is made. Brokerage fees are incurred when a Futures Contract is bought or sold, and margin deposits must be maintained at all times that the Futures Contract is outstanding.

Although techniques other than sales and purchases of Futures Contracts could be used to reduce the International Equity portion's exposure to interest rate and currency exchange rate fluctuations, the International Equity portion may be able to hedge its exposure more effectively and at a lower cost through using Futures Contracts.

Although Futures Contracts typically require future delivery of and payment for financial instruments or currencies, Futures Contracts are usually closed out before the delivery date. Closing out an open Futures
Contract sale or purchase is effected by entering into an offsetting Futures Contract purchase or sale, respectively, for the same aggregate amount of the identical financial instrument or currency and the same delivery date. If the offsetting purchase price is less than the original sale price, the fund realizes a gain; if it is more, the Fund realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. The transaction costs must also be included in these calculations. There can be no assurance, however, that the International Equity portion will be able to enter into an offsetting transaction with respect to a particular Futures Contract at a particular time. If the International Equity portion is not able to enter into an offsetting transaction, the International Equity portion will continue to be required to maintain the margin deposits of the underlying financial instrument or currency on the relevant delivery date. The fund intends to enter into Futures transactions only on exchanges or boards of trade where there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist for a particular contract at a particular time.

As an example of an offsetting transaction, the contractual obligations arising from the sale of one
Futures Contract of September Treasury Bills on an exchange may be fulfilled at any time before delivery under the Futures Contract is required (i.e., on a specific date in September, the "delivery month") by the purchase of another Futures Contract of September
Treasury Bills on the same exchange. In such instance the difference between the price at which the Futures
Contract was sold and the price paid for the offsetting purchase, after allowance for transaction costs, represents the profit or loss to the Fund.

Persons who trade in Futures Contracts may be broadly classified as "hedgers" and "speculators." Hedgers, whose business activity involves investment or other commitment in securities or other obligations, use the Futures markets to offset unfavorable changes in value that may occur because of fluctuations in the value of the securities and obligations held or committed to be acquired by them or fluctuations in the value of the currency in which the securities or obligations are denominated. Debtors and other obligors may also hedge the interest cost of their obligations. The speculator, like the hedger, generally expects neither to deliver nor to receive the financial instrument underlying the Futures Contract, but, unlike the hedger, hopes to profit from fluctuations in prevailing interest rates or currency exchange rates.

The International Equity portion's Futures transactions will be entered into for traditional hedging purposes; that is, Futures Contracts will be sold to protect against a decline in the price of securities or currencies that the fund owns, or Futures Contracts will be purchased to protect a fund against an increase in the price of securities or currencies it has committed to purchase or expects to purchase. The International Equity portion may each also enter into Futures transactions for non-hedging purposes, subject to applicable law.

"Margin" with respect to Futures Contracts is the amount of Interntional Equity portion that must be deposited by the Fund with a broker in order to initiate Futures trading and to maintain the International Equity portion's open positions in Futures Contracts. A margin deposit made when the Futures Contract is entered into ("initial margin") is intended to assure the International Equity portion's performance of the Futures Contract. The margin required for a particular Futures Contract is set by the exchange on which the Futures Contract is traded, and may be significantly modified from time to time by the exchange during the term of the Futures Contract.
Futures Contracts are customarily purchased and sold on margins, which may be 5% or less of the value of the Futures Contract being traded.

If the price of an open Futures Contract changes (by increase in the case of a sale or by decrease in the case of a purchase) so that the loss on the Futures
Contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require an increase in the margin deposit
("variation margin"). If, however, the value of a position increases because of favorable price changes in the Futures Contract so that the margin deposit exceeds the required margin, it is anticipated that the broker will pay the excess to the International
Equity portion. In computing daily net asset values, the International Equity portion will mark to market the current value of its open Futures Contracts. The
International Equity portion expects to earn interest income on its margin deposits.

See "ADDITIONAL TAX INFORMATION" for a discussion of federal tax treatment of Futures Contracts.

Options on Futures Contracts (International Equity
Portion). Options on Futures Contracts are similar to options on securities or currencies except that options on Futures Contracts give the purchaser the right, in return for the premium paid, to assume a position in a Futures Contract (a long position if the option is a call and a short position if the option is a put), rather than to purchase or sell the Futures
Contract, at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the Futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's Futures margin account which represents the amount by which the market price of the Futures Contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the Futures Contract.
If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the securities or currencies upon which the Futures Contracts are based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

As an alternative to purchasing call and put options on Futures, the International Equity portion may purchase call and put options on the underlying securities or currencies themselves (see "Purchasing
Put Options" and "Purchasing Call Options" above).
Such options would be used in a manner identical to the use of options on Futures Contracts.

To reduce or eliminate the leverage then employed by the Fund or to reduce or eliminate the hedge position then currently held by the International Equity portion, the International Equity portion may seek to close out an option position by selling an option covering the same securities or currency and having the same exercise price and expiration date. The ability to establish and close out positions on options on Futures Contracts is subject to the existence of a liquid market. It is not certain that this market will exist at any specific time.

In order to assure that the International Equity protion will not be deemed to be "commodity pools" for purposes of the Commodity Exchange Act, regulations of the Commodity Futures Trading Commission ("CFTC") require that the fund enter into transactions in Futures Contracts and options on Futures Contracts only (i) for bona fide hedging purposes (as defined in CFTC regulations), or (ii) for non-hedging purposes, provided that the aggregate initial margin and premiums on such non-hedging positions does not exceed
5% of the liquidation value of the International
Equity portion's assets.

Forward Currency Contracts, Options on Currency and
Currency Swaps (International Equity Portion). A forward currency contract is an obligation to purchase or sell a currency against another currency at a future date and price as agreed upon by the parties.
The International Equity portion may either accept or make delivery of the currency at the maturity of the forward contract or, prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract. The International Equity portion engages in forward currency transactions in anticipation of, or to protect itself against, fluctuations in exchange rates. The International
Equity portion might sell a particular foreign currency forward, for example, when it holds bonds denominated in that currency but anticipates, and seeks to be protected against, a decline in the currency against the U.S. dollar. Similarly, the International Equity portion might sell the U.S.
dollar forward when it holds bonds denominated in U.S.
dollars but anticipates, and seeks to be protected against, a decline in the U.S. dollar relative to other currencies. Further, the International Equity portion might purchase a currency forward to "lock in" the price of securities denominated in that currency which it anticipates purchasing.

The matching of the increase in value of a forward contract and the decline in the U.S. dollar equivalent value of the foreign currency denominated asset that is the subject of the hedge generally will not be precise. In addition, the International Equity portion may not always be able to enter into foreign currency forward contracts at attractive prices and this will limit the Fund's ability to use such contract to hedge or cross-hedge its assets. Also, with regard to the use of cross-hedges by the International Equity portion, there can be no assurance that historical correlations between the movement of certain foreign currencies relative to the U.S. dollar will continue. Thus, at any time poor correlation may exist between movements in the exchange rates of the foreign currencies underlying the cross-hedges of the International Equity portion and the movements in the exchange rates of the foreign currencies in which the assets of the International
Equity portion that are the subject of such cross-hedges are denominated.

Forward contracts are traded in an interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement and is consummated without payment of any commission.
The International Equity portion, however, may enter into forward contracts with deposit requirements or commissions.

A put option gives the International Equity portion, as purchaser, the right (but not the obligation) to sell a specified amount of currency at the exercise price until the expiration of the option. A call option gives the International Equity portion, as purchaser, the right (but not the obligation) to purchase a specified amount of currency at the exercise price until its expiration. The
International Equity portion might purchase a currency put option, for example, to protect itself during the contract period against a decline in the value of a currency in which it holds or anticipates holding securities. If the currency's value should decline, the loss in currency value should be offset, in whole or in part, by an increase in the value of the put.
If the value of the currency instead should rise, any gain to the fund would be reduced by the premium it had paid for the put option. A currency call option might be purchased, for example, in anticipation of, or to protect against, a rise in the value of a currency in which the fund anticipates purchasing securities.

The ability of the International Equity portion to establish and close out positions in foreign currency options is subject to the existence of a liquid market. There can be no assurance that a liquid market will exist for a particular option at any specific time. In addition, options on foreign currencies are affected by all of those factors that influence foreign exchange rates and investments generally.

A position in an exchange-listed option may be closed out only on an exchange that provides a secondary market for identical options. Exchange markets for options on foreign currencies exist but are relatively new, and the ability to establish and close out positions on the exchanges is subject to maintenance of a liquid secondary market. Closing transactions may be effected with respect to options traded in the over-the-counter ("OTC") markets (currently the primary markets for options on foreign currencies) only by negotiating directly with the other party to the option contract or in a secondary market for the option if such market exists. Although the Fund intends to purchase only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market will exist for any particular option at any specific time. In such event, it may not be possible to effect closing transactions with respect to certain options, with the result that the International Equity portion would have to exercise those options which it has purchased in order to realize any profit. The staff of the Securities and Exchange Commission ("SEC") has taken the position that, in general, purchased OTC options and the underlying securities used to cover written
OTC options are illiquid securities. However, the International Equity porrtionmay treat as liquid the underlying securities used to cover written OTC options, provided it has arrangements with certain qualified dealers who agree that the International
Equity portion may repurchase any option it writes for a maximum price to be calculated by a predetermined formula. In these cases, the OTC option itself would only be considered illiquid to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

The International Equity portion may also enter into currency swaps. A currency swap is an arrangement whereby each party exchanges one currency for another on a particular date and agrees to reverse the exchange on a later date at a specific exchange rate.
Forward foreign currency contracts and currency swaps are established in the interbank market conducted directly between currency traders (usually large commercial banks or other financial institutions) on behalf of their customers.

Interest Rate Swaps, Caps and Floors (International
Equity Portion). Among the hedging transactions into which the International Equity portion may enter are interest rate swaps and the purchase or sale of interest rate caps and floors. The International
Equity portion expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio or to protect against any increase in the price of securities the International Equity portion anticipates purchasing at a later date. The
International Equity portion intends to use these transactions as a hedge and not as a speculative investment. The International Equity portion will not sell interest rate caps or floors that it does not own. Interest rate swaps involve the exchange by a fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate cap.
The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate floor.

The International Equity portion may enter into interest rate swaps, caps and floors on either an asset-based or liability-based basis, depending on whether it is hedging its assets or its liabilities, and will usually enter into interest rate swaps on a net basis, i.e., the two payment streams are netted, with the International Equity portion receiving or paying, as the case may be, only the net amount of the two payments. Inasmuch as these hedging transactions are entered into for good faith hedging purposes, the Manager and the International Equity portion believe such obligations do not constitute senior securities and, accordingly will not treat them as being subject to their borrowing restrictions. The net amount of the excess, if any, of the obligations of the International Equity portion over its entitlements with respect to each interest rate swap will be accrued on a daily basis and an amount of cash or liquid securities having an aggregate net asset value at least equal to the accrued excess will be maintained in a segregated account by a custodian that satisfies the requirements of the 1940 Act. The
International Equity portion will not enter into any interest rate swap, cap or floor transaction unless the unsecured senior debt or the claims-paying ability of the other party thereto is rated in the highest rating category of at least one nationally recognized rating organization at the time of entering into such transaction. If there is a default by the other party to such a transaction, the International Equity portion will have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing swap documentation. As a result, the swap market has become relatively liquid. Caps and floors are more recent innovations for which standardized documentation has not yet been developed and, accordingly, they are less liquid than swaps.

New options and Futures Contracts and various combinations thereof continue to be developed and the International Equity portion may invest in any such options and contracts as may be developed to the extent consistent with their investment objectives and regulatory requirements applicable to investment companies.


OTHER PRACTICES

Repurchase Agreements (US Equity Portion) The US
Equity portion will enter into repurchase agreements with banks which are the issuers of instruments acceptable for purchase by the Fund and with certain dealers on the Federal Reserve Bank of New York's list of reporting dealers. Under the terms of a typical repurchase agreement, the fund would acquire an underlying obligation for a relatively short period
(usually not more than one week) subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. Under each repurchase agreement, the selling institution will be required to maintain the value of the securities subject to the repurchase agreement at not less than their repurchase price. Repurchase agreements could involve certain risks in the event of default or insolvency of the other party, including possible delays or restrictions upon the ability of the US Equity portion to dispose of the underlying securities, the risk of a possible decline in the value of the underlying securities during the period in which the fund seeks to assert its rights to them, the risk of incurring expenses associated with asserting those rights and the risk of losing all or part of the income from the agreement. The Manager, acting under the supervision of the Board of Directors, reviews on an ongoing basis to evaluate potential risks the value of the collateral and the creditworthiness of those banks and dealers with which the US Equity portion enters into repurchase agreements.

Repurchase Agreements (International Equity Portion).
The International Equity portion may enter into repurchase agreements. The International Equity portion may invest in repurchase agreements up to 25% of its total assets. A repurchase agreement is a contract under which the fund acquires a security for a relatively short period (usually not more than one week) subject to the obligation of the seller to repurchase and the Fund to resell such security at a fixed time and price (representing the Fund's cost plus interest). It is the present intention of the International Equity portion to enter into repurchase agreements only upon receipt of fully adequate collateral and only with commercial banks (whether
U.S. or foreign) and registered broker-dealers.
Repurchase agreements may also be viewed as loans made by a fund which are collateralized primarily by the securities subject to repurchase. The International
Equity portion bears a risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and the International Equity portion is delayed in or prevented from exercising its rights to dispose of the collateral securities. Pursuant to policies established by the Board of Directors, the Manager monitors the creditworthiness of all issuers with which the International Equity portion enters into repurchase agreements.

Reverse Repurchase Agreements (International Equity
Portion) .  The International Equity portion does not
currently intend to commit more than 5% of its net
assets to reverse repurchase agreements. The
InternationalEquity portion may enter into reverse
repurchase agreements with broker/dealers and other
financial institutions.  Such agreements involve the
sale of fund securities with an agreement to
repurchase the securities at an agreed-upon price,
date and interest payment, are considered to be
borrowings by a fund and are subject to the borrowing
limitations set forth under "Investment Restrictions."
Since the proceeds of reverse repurchase agreements
are invested, this would introduce the speculative
factor known as "leverage."  The securities purchased
with the funds obtained from the agreement and
securities collateralizing the agreement will have
maturity dates no later than the repayment date.
Generally the effect of such a transaction is that the
fund can recover all or most of the cash invested in
the International Equity portion's securities involved
during the term of the reverse repurchase agreement,
while in many cases it will be able to keep some of
the interest income associated with those securities.
Such transactions are only advantageous if the
International Equity portion has an opportunity to
earn a greater rate of interest on the cash derived
from the transaction than the interest cost of
obtaining that cash.   Opportunities to realize
earnings from the use of the proceeds equal to or
greater than the interest required to be paid may not
always be available, and the Fund intends to use the
reverse repurchase technique only when the Manager
believes it will be advantageous to the International
Equity portion.   The use of reverse repurchase
agreements may exaggerate any interim increase or decrease in the value of the participating fund's assets. The Fund's custodian bank will maintain a separate account for the International Equity portion with securities having a value equal to or greater than such commitments.

Borrowing (International Equity Portion) . The Fund may borrow up to 33% of the value of its total assets from banks for temporary or emergency purposes, such as to meet the redemptions of the Intenational Equity portion..

Leveraging (US Equity Portion) The US Equity portion may from time to time leverage its investments by purchasing securities with borrowed money. The US
Equity portion may borrow money only from banks and in an amount not to exceed 33 1/3% of the total value of its assets less its liabilities. The amount of borrowings by the US Equity portion also may be limited by the availability and cost of credit and by restrictions imposed by the Federal Reserve Board.

The US Equity portion is required under the Investment
Company Act of 1940, as amended (the "1940 Act") to maintain at all times an asset coverage of 300% of the amount of its borrowings. If, as a result of market fluctuations or for any other reason, asset coverage of the US Equity portion drops below 300%, the US
Equity portion must reduce its outstanding bank debt within three business days so as to restore its asset coverage to the 300% level.

Any gain in the value of securities purchased with borrowed money that exceeds the interest paid on the amount borrowed would cause the net asset value of the shares of the US Equity portion to increase more rapidly than otherwise would be the case. Conversely, any decline in the value of securities purchased would cause the net asset value of the shares of the US
Equity portion to decrease more rapidly than otherwise would be the case. Borrowed money thus creates an opportunity for greater capital gain but at the same time increases exposure to capital risk. The net cost of any borrowed money would be an expense that otherwise would not be incurred, and this expense could restrict or eliminate the net investment income of the US Equity portion in any given period.

Leverage (International Equity Portion) .  The
International Equity portion may borrow from banks, on a secured or unsecured basis, up to 33% of the value of its total assets and use the proceeds to make additional investments. Income and appreciation from such investments will improve the Fund's performance if they exceed the associated borrowing costs, but will impair a fund's performance if they are less than the borrowing costs. This speculative factor is known as "leverage."

Leverage creates an opportunity for increased returns to shareholders of the International Equity portion but, at the same time, creates special risk considerations. For example, leverage may exaggerate changes in the net asset value of the shares of the International Equity portion and in the yield of the International Equity portion. Although the principal or stated value of such borrowings will be fixed, the assets of athe International Equity portion may change in value during the time the borrowing is outstanding.
Leverage will create interest expenses for the International Equity portion which can exceed the income from the assets retained. To the extent the income or other gain derived from securities purchased with borrowed funds exceeds the interest International
Equity portion will have to pay in respect thereof, the net income of the International Equity portion or other gain will be greater than if leverage had not been used. Conversely, if the income or other gain from the incremental assets is not sufficient to cover the cost of leverage, the net income or other gain of the International Equity portion will be less than if leverage had not been used. If the amount of income from the incremental securities is insufficient to cover the cost of borrowing, securities might have to be liquidated to obtain required funds. Depending on market or other conditions, such liquidations could be disadvantageous to the International Equity portion.

Lending of Portfolio Securities (US Equity Portion)
The US Equity portion has the ability to lend securities from its portfolio to brokers, dealers and other financial organizations. Such loans, if and when made, will be consistent with applicable regulatory requirements. The US Equity portion may not lend its portfolio securities to Salomon Smith Barney or its affiliates unless it has applied for and received specific authority from the SEC. Loans of portfolio securities by the US Equity portion will be collateralized by cash, letters of credit or securities issued or guaranteed by the United States government, its agencies or instrumentalities ("U.S.
government securities") which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. From time to time, the US Equity portion may return a part of the interest earned from the investment of collateral received for securities loaned to the borrower and/or a third party, which is unaffiliated with the US Equity portion or with Salomon Smith
Barney, and which is acting as a "finder."

In lending its portfolio securities, the US Equity portion can increase its income by continuing to receive interest on the loaned securities as well as by either investing the cash collateral in short-term instruments or obtaining yield in the form of interest paid by the borrower when government securities are used as collateral. Requirements of the SEC, which may be subject to future modifications, currently provide that the following conditions must be met whenever portfolio securities are loaned: (a) the US
Equity portion must receive at least 100% cash collateral or equivalent securities from the borrower;
(b) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (c) the US Equity portion must be able to terminate the loan at any time; (d) the US Equity portion must receive reasonable interest on the loan, as well as an amount equal to any dividends, interest or other distributions on the loaned securities, and any increase in market value; (e) the US Equity portion may pay only reasonable custodian fees in connection with the loan; and (f) voting rights on the loaned securities may pass to the borrower; however, if a material event adversely affecting the investment occurs, the Fund's Board of Directors must terminate the loan and regain the right to vote the securities.
The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Loans will be made to firms deemed by the Manager to be of good standing and will not be made unless, in the judgment of the manager the consideration to be earned from such loans would justify the risk.

Securities Lending (International Equity Portion) .
The International Equity portion may lend securities in amounts up to one-third of total assets.
International Equity Portion each may lend securities in amounts up to 15% of total assets. The
International Equity portion may seek to increase its net investment income by lending its securities provided such loans are callable at any time and are continuously secured by cash or U.S. Government
Obligations equal to no less than the market value, determined daily, of the securities loaned. The
International Equtiy portion will receive amounts equal to dividends or interest on the securities loaned. It will also earn income for having made the loan because cash collateral pursuant to these loans will be invested in short-term money market instruments. In connection with lending of securities the Fund may pay reasonable finders, administrative and custodial fees. Management will limit such lending to not more than one-third of the value of the total assets of International Equity portion. Where voting or consent rights with respect to loaned securities pass to the borrower, management will follow the policy of calling the loan, in whole or in part as may be appropriate, to permit the exercise of such voting or consent rights if the issues involved have a material effect on the investment of the International Equity portion in the securities loaned.
Apart from lending its securities and acquiring debt securities of a type customarily purchased by financial institutions, the International Equity portion will make loans to other persons.

When-Issued and Delayed Delivery Securities
(International Equity Portion).  The International
Eauity portion may purchase or sell securities on a when-issued or delayed delivery basis. When-issued or delayed delivery transactions arise when securities are purchased or sold by the International Equity portion with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the International
Equity portion at the time of entering into the transaction. The Chase Manhattan Bank, the Company's custodian (the "Custodian") will maintain, in a segregated account of the applicable fund, cash, debt securities of any grade or equity securities, having a value equal to or greater than the Fund's purchase commitments, provided such securities have been determined by the Manager to be liquid and unencumbered, and are market to market daily, pursuant to guidelines established by the Directors. The
Custodian will likewise segregate securities sold on a delayed basis. The payment obligations and the interest rates that will be received are each fixed at the time the International Equity portion enters into the commitment and no interest accrues to the International Equity portion until settlement. Thus, it is possible that the market value at the time of settlement could be higher or lower than the purchase price if the general level of interest rates has changed.

Short Sales (International Equity Portion).  The
International Equity portion may sell securities
"short against the box." While a short sale is the sale of a security the International Equity portion does not own, it is "against the box" if at all times when the short position is open, the International
Equity portion owns an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities sold short. The ability to use short sales to defer recognition of gains was substantially limited by certain "constructive sale" tax provisions enacted in 1997.

The Articles of Incorporation of the Company permit the Board of Directors to establish additional funds of the Company from time to time. The investment objectives, policies and restrictions applicable to additional funds would be established by the Board of Directors at the time such funds were established and may differ from those set forth in the Prospectus and this Statement of Additional Information.

RISK FACTORS

US Equity Portion

Certain Risk Considerations Securities of the kinds of companies in which the US Equity portion invests may be subject to significant price fluctuation and above-average risk. In addition, companies achieving an earnings growth rate higher than that of S&P 500 companies tend to reinvest their earnings rather than distribute them. As a result, the US Equity portion is not likely to receive significant dividend income on its portfolio securities. Accordingly, an investment in the should not be considered as a complete investment program and may not be appropriate for all investors.

Portfolio Turnover. The investment policies of the US
Equity portion may result in its experiencing a greater portfolio turnover rate than those of investment companies that seek to produce income or to maintain a balanced investment position. Although the portfolio turnover rate of the US Equity portion cannot be predicted and will vary from year to year, the manager expects that the Fund's annual portfolio turnover rate may exceed 100%, but will not exceed
200%. A 100% portfolio turnover rate would occur, for instance, if all securities in the US Equity portion were replaced once during a period of one year. A high rate of portfolio turnover in any year will increase brokerage commissions paid and could result in high amounts of realized investment gain subject to the payment of taxes by shareholders. Any realized short-term investment gain will be taxed to shareholders as ordinary income.

International Equity Portion

General. Investors should realize that risk of loss is inherent in the ownership of any securities and that net asset value of the International Equity portion will fluctuate, reflecting fluctuations in the market value of its portfolio positions.

Non-diversification and Geographic Concentration. A fund that is "non-diversified" is permitted to invest a greater proportion of their assets in the securities of a smaller number of issuers, and thus may be subject to greater credit and liquidity risks with respect to their individual portfolios than a fund that is more broadly diversified. In addition, concentration of a fund's assets in one or a few countries or currencies will subject the Fund to greater risks than if the Fund's assets were not geographically concentrated.

Fixed Income Securities. Investments in fixed income securities may subject the International Equity portion to risks, including the following:

Interest Rate Risk. When interest rates decline, the market value of fixed income securities tends to increase. Conversely, when interest rates increase, the market value of fixed income securities tends to decline. The volatility of a security's market value will differ depending upon the security's duration, the issuer and the type of instrument.

Default Risk/Credit Risk. Investments in fixed income securities are subject to the risk that the issuer of the security could default on its obligations, causing a fund to sustain losses on such investments. A default could impact both interest and principal payments.

Call Risk and Extension Risk. Fixed income securities may be subject to both call risk and extension risk.
Call risk exists when the issuer may exercise its right to pay principal on an obligation earlier than scheduled, which would cause cash flows to be returned earlier than expected. This typically results when interest rates have declined and Interntional Equity portion will suffer from having to reinvest in lower yielding securities. Extension risk exists when the issuer may exercise its right to pay principal on an obligation later than scheduled, which would cause cash flows to be returned later than expected. This typically results when interest rates have increased, and the International Equity portion will suffer from the inability to invest in higher yield securities.

Below Investment Grade Fixed Income Securities.
Securities which are rated BBB by S&P or Baa by Moody's are generally regarded as having adequate capacity to pay interest and repay principal, but may have some speculative characteristics. Securities rated below Baa by Moody's or BBB by S&P may have speculative characteristics, including the possibility of default or bankruptcy of the issuers of such securities, market price volatility based upon interest rate sensitivity, questionable creditworthiness and relative liquidity of the secondary trading market. Because high yield bonds have been found to be more sensitive to adverse economic changes or individual corporate developments and less sensitive to interest rate changes than higher-rated investments, an economic downturn could disrupt the market for high yield bonds and adversely affect the value of outstanding bonds and the ability of issuers to repay principal and interest. In addition, in a declining interest rate market, issuers of high yield bonds may exercise redemption or call provisions, which may force the International Equity portion, to the extent it owns such securities, to replace those securities with lower yielding securities. This could result in a decreased return.

Foreign Securities. Investments in securities of foreign issuers involve certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include fluctuations in foreign exchange rates, future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws or restrictions. Since International Equity portion will invest heavily in securities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency exchange rates will, to the extent the Fund does not adequately hedge against such fluctuations, affect the value of securities in the International Equity portion and the unrealized appreciation or depreciation of investments so far as U.S. investors are concerned. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those countries.

There may be less publicly available information about a foreign company than about a U.S. company, and foreign companies may not be subject to accounting, auditing, and financial reporting standards and requirements comparable to or as uniform as those of U.S. companies. Foreign securities markets, while growing in volume, have, for the most part, substantially less volume than U.S. markets, and securities of many foreign companies are less liquid and their price more volatile than securities of comparable U.S. companies. Transaction costs on foreign securities markets are generally higher than in the U.S. There is generally less government supervision and regulation of exchanges, brokers and issuers than there is in the U.S. A fund might have greater difficulty taking appropriate legal action in foreign courts. Dividend and interest income from foreign securities will generally be subject to withholding taxes by the country in which the issuer is located and may not be recoverable by the Fund or the investors. Capital gains are also subject to taxation in some foreign countries.

Currency Risks. The U.S. dollar value of securities denominated in a foreign currency will vary with changes in currency exchange rates, which can be volatile. Accordingly, changes in the value of the currency in which investments of the International
Equity portion are denominated relative to the U.S.
dollar will affect the Fund's net asset value of the International Equity portion. Exchange rates are generally affected by the forces of supply and demand in the international currency markets, the relative merits of investing in different countries and the intervention or failure to intervene of U.S. or foreign governments and central banks. However, currency exchange rates may fluctuate based on factors intrinsic to a country's economy. Some emerging market countries also may have managed currencies, which are not free floating against the U.S. dollar.
In addition, emerging markets are subject to the risk of restrictions upon the free conversion of their currencies into other currencies. Any devaluations relative to the U.S. dollar in the currencies in which securities of the International Equity portion are quoted would reduce the net asset value per share of the International Equity poriton.

Special Risks of countries in the Asia Pacific Region.
Certain of the risks associated with international investments are heightened for investments in these countries. For example, some of the currencies of these countries have experienced devaluations relative to the U.S. dollar, and adjustments have been made periodically in certain of such currencies. Certain countries, such as Indonesia, face serious exchange constraints. Jurisdictional disputes also exist, for example, between South Korea and North Korea. In addition, Hong Kong reverted to Chinese administration on July 1, 1997. The long-term effects of this reversion are not known at this time.

Securities of Developing/Emerging Markets Countries.
A developing or emerging markets country generally is considered to be a country that is in the initial stages of its industrialization cycle. Investing in the equity markets of developing countries involves exposure to economic structures that are generally less diverse and mature, and to political systems that can be expected to have less stability, than those of developed countries. Historical experience indicates that the markets of developing countries have been more volatile than the markets of the more mature economies of developed countries; however, such markets often have provided higher rates of return to investors.

One or more of the risks discussed above could affect adversely the economy of a developing market or the Fund's investments in such a market. In Eastern
Europe, for example, upon the accession to power of Communist regimes in the past, the governments of a number of Eastern European countries expropriated a large amount of property. The claims of many property owners against those of governments may remain unsettled. There can be no assurance that any investments that a fund might make in such emerging markets would not be expropriated, nationalized or otherwise confiscated at some time in the future. In such an event, the Fund could lose its entire investment in the market involved. Moreover, changes in the leadership or policies of such markets could halt the expansion or reverse the liberalization of foreign investment policies now occurring in certain of these markets and adversely affect existing investment opportunities.

Many of the Fund's investments in the securities of emerging markets may be unrated or rated below investment grade. Securities rated below investment grade (and comparable unrated securities) are the equivalent of high yield, high risk bonds, commonly known as "junk bonds." Such securities are regarded as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations and involve major risk exposure to adverse business, financial, economic, or political conditions.

Restrictions on Foreign Investment.   Some countries
prohibit or impose substantial restrictions on investments in their capital markets, particularly their equity markets, by foreign entities such as the International Equity portion of the Fund As illustrations, certain countries require governmental approval prior to investments by foreign persons, or limit the amount of investment by foreign persons in a particular company, or limit the investment by foreign persons to only a specific class of securities of a company which may have less advantageous terms than securities of the company available for purchase by nationals or limit the repatriation of funds for a period of time.

A number of countries, such as South Korea, Taiwan and Thailand, have authorized the formation of closed-end investment companies to facilitate indirect foreign investment in their capital markets. In accordance with the 1940 Act, each fund may invest up to 10% of its total assets in securities of closed-end investment companies. This restriction on investments in securities of closed-end investment companies may limit opportunities for International Equity portion to invest indirectly in certain smaller capital markets. Shares of certain closed-end investment companies may at times be acquired only at market prices representing premiums to their net asset values. If the International Equity portion acquires shares in closed-end investment companies, shareholders would bear both their proportionate share of expenses in the company (including management and advisory fees) and, indirectly, the expenses of such closed-end investment companies.

In some countries, banks or other financial institutions may constitute a substantial number of the leading companies or the companies with the most actively traded securities. Also, the 1940 Act restricts the Fund's investments in any equity security of an issuer which, in its most recent fiscal year, derived more than 15% of its revenues from "securities related activities," as defined by the rules thereunder. These provisions may also restrict the Fund's investments in certain foreign banks and other financial institutions.

Smaller capital markets, while often growing in trading volume, have substantially less volume than U.S. markets, and securities in many smaller capital markets are less liquid and their prices may be more volatile than securities of comparable U.S. companies.
Brokerage commissions, custodial services, and other costs relating to investment in smaller capital markets are generally more expensive than in the United States. Such markets have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Further, satisfactory custodial services for investment securities may not be available in some countries having smaller capital markets, which may result in the Fund incurring additional costs and delays in transporting and custodying such securities outside such countries.
Delays in settlement could result in temporary periods when assets of a fund are uninvested and no return is earned thereon. The inability of the International
Equtiy portion to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of a portfolio security due to settlement problems could result either in losses to the International Equity portion due to subsequent declines in value of the portfolio security or, if the International Equity portion has entered into a contract to sell the security, could result in possible liability to the purchaser. Generally, there is less government supervision and regulation of exchanges, brokers and issuers in countries having smaller capital markets than there is in the United
States.

Derivative Instruments. In accordance with its investment policies, the International Equity portion may invest in certain derivative instruments which are securities or contracts that provide for payments based on or "derived" from the performance of an underlying asset, index or other economic benchmark.
Essentially, a derivative instrument is a financial arrangement or a contract between two parties (and not a true security like a stock or a bond). Transactions in derivative instruments can be, but are not necessarily, riskier than investments in conventional stocks, bonds and money market instruments. A derivative instrument is more accurately viewed as a way of reallocating risk among different parties or substituting one type of risk for another. Every investment by the International Equity portion, including an investment in conventional securities, reflects an implicit prediction about future changes in the value of that investment. The investment of the International Equity portion also involves a risk that the portfolio manager's expectations will be wrong. Transactions in derivative instruments often enable International Equity portion to take investment positions that more precisely reflect the portfolio manager's expectations concerning the future performance of the various investments available to the International Equity portion. Derivative instruments can be a legitimate and often cost-effective method of accomplishing the same investment goals as could be achieved through other investment in conventional securities.

Derivative contracts include options, futures contracts, forward contracts, forward commitment and when-issued securities transactions, forward foreign currency exchange contracts and interest rate, mortgage and currency swaps. The following are the principal risks associated with derivative instruments.

Market risk: The instrument will decline in value or that an alternative investment would have appreciated more, but this is no different from the risk of investing in conventional securities.

Leverage and associated price volatility: Leverage causes increased volatility in the price and magnifies the impact of adverse market changes, but this risk may be consistent with the investment objective of even a conservative fund in order to achieve an average portfolio volatility that is within the expected range for that type of fund.

Credit risk: The issuer of the instrument may default on its obligation to pay interest and principal.

Liquidity and valuation risk: Many derivative instruments are traded in institutional markets rather than on an exchange. Nevertheless, many derivative instruments are actively traded and can be priced with as much accuracy as conventional securities.
Derivative instruments that are custom designed to meet the specialized investment needs of a relatively narrow group of institutional investors such as the Fund is not readily marketable and are subject to a fund's restrictions on illiquid investments.

Correlation risk: There may be imperfect correlation between the price of the derivative and the underlying asset. For example, there may be price disparities between the trading markets for the derivative contract and the underlying asset.

Each derivative instrument purchased for International
Equity portion is reviewed and analyzed by the portfolio manager of the International Equity portion to assess the risk and reward of each such instrument in relation the Fund's portfolio investment strategy.
The decision to invest in derivative instruments or conventional securities is made by measuring the respective instrument's ability to provide value to the Interntional Equity portion and and the Fund's shareholders.

Special Risks of Using Futures Contracts. The prices of Futures Contracts are volatile and are influenced by, among other things, actual and anticipated changes in interest rates, which in turn are affected by fiscal and monetary policies and national and international political and economic events.

At best, the correlation between changes in prices of Futures Contracts and of the securities or currencies being hedged can be only approximate. The degree of imperfection of correlation depends upon circumstances such as: variations in speculative market demand for Futures and for debt securities or currencies, including technical influences in Futures trading; and differences between the financial instruments being hedged and the instruments underlying the standard
Futures Contracts available for trading, with respect to interest rate levels, maturities, and creditworthiness of issuers. A decision of whether, when, and how to hedge involves skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior or interest rate trends.

Because of the low margin deposits required, Futures trading involves an extremely high degree of leverage.
As a result, a relatively small price movement in a Futures Contract may result in immediate and substantial loss, as well as gain, to the investor.
For example, if at the time of purchase, 10% of the value of the Futures Contract is deposited as margin, a subsequent 10% decrease in the value of the Futures
Contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, if the Futures Contract were closed out. Thus, a purchase or sale of a Futures
Contract may result in losses in excess of the amount invested in the Futures Contract. The International
Equity poriton, however, would presumably have sustained comparable losses if, instead of the Futures
Contract, it had invested in the underlying financial instrument and sold it after the decline. Where the International Equity portion enters into Futures transactions for non-hedging purposes, it will be subject to greater risks and could sustain losses which are not offset by gains on other assets of the International Equity portion.

Furthermore, in the case of a Futures Contract purchase, in order to be certain that International
Equity portion has sufficient assets to satisfy its obligations under a Futures Contract, the Fund segregates and commits to back the Futures Contract with an amount of cash and liquid securities from the International Equity portion equal in value to the current value of the underlying instrument less the margin deposit.

Most U.S. Futures exchanges limit the amount of fluctuation permitted in Futures Contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a Futures Contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of Futures Contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures
Contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of Futures positions and subjecting some Futures traders to substantial losses.

The Fund

Economic and Monetary Union (EMU).  EMU began on
January 1, 1999 when 11 European countries adopted a single currency -- the Euro. EMU may create new economic opportunities for investors, such as lower interest rates, easier cross-border mergers, acquisitions and similar restructurings, more efficient distribution and product packaging and greater competition. Budgetary decisions remain in the hands of each participating country, but are subject to each country's commitment to avoid
"excessive deficits" and other more specific budgetary criteria. A European Central Bank is responsible for setting the official interest rate within the Euro zone. EMU and the introduction of the Euro, however, present unique risks and uncertainties for investors in EMU-participating countries, including: (i) monetary and economic union on this scale has never before been attempted; (ii) there is uncertainty whether participating countries will remain committed to EMU in the face of changing economic conditions;
(iii) instability within EMU may increase the volatility of European markets and may adversely affect the prices of securities of European issuers in the Fund's portfolios; (iv) there is uncertainty concerning the fluctuation of the Euro relative to non-Euro currencies during the transition period from January 1, 1999 to December 31, 2000, and beyond; and
(v) there is no assurance that interest rate, tax and labor regimes of EMU-participating countries will converge over time. These and other factors may cause market disruption and could adversely affect European securities and currencies held by the Fund.

MASTER/FEEDER FUND STRUCTURE

The Board of Directors has the discretion to retain the current distribution arrangement for the Fund while investing in a master fund in a master/feeder fund structure. A master/feeder fund structure is one in which a fund (a "feeder fund"), instead of investing directly in a portfolio of securities, invests most or all of its investment assets in a separate registered investment company (the "master fund") with substantially the same investment objective and policies as the feeder fund. Such a structure permits the pooling of assets of two or more feeder funds, preserving separate identities or distribution channels at the feeder fund level. Based on the premise that certain of the expenses of operating an investment portfolio are relatively fixed, a larger investment portfolio may eventually achieve a lower ratio of operating expenses to average net assets. An existing investment company is able to convert to a feeder fund by selling all of its investments, which involves brokerage and other transaction costs and realization of a taxable gain or loss, or by contributing its assets to the master fund and avoiding transaction costs and, if proper procedures are followed, the realization of taxable gain or loss.

INVESTMENT RESTRICTIONS

The investment restrictions numbered 1 through 7 below and the Fund's investment objective have been adopted by the Company as fundamental policies of the Fund.
Under the 1940 Act, a fundamental policy may not be changed with respect to a fund without the vote of a majority of the outstanding voting securities of the fund. Majority is defined in the 1940 Act as the lesser of (a) 67% or more of the shares present at a fund meeting, if the holders of more than 50% of the outstanding shares of the fund are present or represented by proxy, or (b) more than 50% of outstanding shares. The remaining restrictions may be changed by a vote of a majority of the Company's Board of Directors at any time.

Under the investment restrictions adopted by the
Company with respect to the Fund: the Fund will not
1.	Invest more than 25% of its total assets in
securities, the issuers of which conduct their business activities in the same industry. For purposes of this limitation, securities of the U.S.
government (including its agencies and
instrumentalities) and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

2.	Borrow money, except that (a) the Fund may
borrow from banks for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests which might otherwise require the untimely disposition of securities, and (b) the Fund may, to the extent consistent with its investment policies, enter into reverse repurchase agreements, forward roll transactions and similar investment strategies and techniques. To the extent that it engages in transactions described in (a) and (b), the Fund will be limited so that no more than 331/3% of the value of its total assets (including the amount borrowed), valued at the lesser of cost or market, less liabilities (not including the amount borrowed) valued at the time the borrowing is made, is derived from such transactions.

3.	Issue "senior securities" as defined in the 1940
Act and the rules, regulations and orders thereunder, except as permitted under the 1940 Act and the rules, regulations and orders thereunder

4.	Make loans.  This restriction does not apply to:
(a) the purchase of debt obligations in which the Fund may invest consistent with its investment objectives and policies; (b) repurchase agreements; and (c) loans of its portfolio securities, to the fullest extent permitted under the 1940 Act.

5.	Purchase or sell real estate, real estate
mortgages, commodities or commodity contracts, but this restriction shall not prevent the Fund from (a) investing in securities of issuers engaged in the real estate business or the business of investing in real estate (including interests in limited partnerships owning or otherwise engaging in the real estate business or the business of investing in real estate) and securities which are secured by real estate or interests therein; (b) holding or selling real estate received in connection with securities it holds or held; (c) trading in futures contracts and options on futures contracts (including options on currencies to the extent consistent with the Fund's investment objective and policies); or (d) investing in real estate investment trust securities.

6.	Engage in the business of underwriting
securities issued by other persons, except to the extent that the Fund may technically be deemed to be an underwriter under the Securities Act of 1933, as amended, in disposing of portfolio securities.

7.	Purchase or otherwise acquire any illiquid
security except as permitted under the 1940 Act for open-end investment companies, which currently permits up to 15% of the Fund's net assets to be invested in illiquid securities.

If any percentage restriction described above is complied with at the time of an investment, a later increase or decrease in percentage resulting from a change in values or assets will not constitute a violation of such restriction.

DIRECTORS AND EXECUTIVE OFFICERS OF THE COMPANY

The Directors and executive officers of the Company, together with information as to their principal business occupations during the past five years, are shown below. Each Director who is an "interested person" of the Fund, as defined in the 1940 Act, is indicated by an asterisk.

Paul R. Ades, Director (Age 59). Partner in the law firm of Murov & Ades. His address is 272 South
Wellwood Avenue, P.O. Box 504, Lindenhurst, New York
11757.

Herbert Barg, Director (Age 75). Private investor. His address is 273 Montgomery Avenue, Bala Cynwyd,
Pennsylvania 19004.

Dwight B. Crane, Director (Age 61). Professor,
Graduate School of Business Administration, Harvard
University. His address is Graduate School of Business
Administration, Harvard University, Boston,
Massachusetts 02163.

Frank G. Hubbard, Director (Age 62).  Vice President,
S&S Industries; Former Corporate Vice President,
Materials Management and Marketing Services of Huls
America, Inc.  His address is 80 Centennial Avenue
P.O. Box 456, Piscataway, New Jersey 08855-0456.

*Heath B. McLendon, Chairman of the Board, President and Chief Executive Officer (Age 66). Managing
Director of Salomon Smith Barney Inc. ("Salomon Smith
Barney"); Director and President of SSB Citi Fund
Management LLC and Travelers Investment Adviser, Inc.
("TIA"); and formerly Chairman of the Board of Smith
Barney Strategy Advisers Inc. Mr. McLendon is a director of 71 investment companies associated with Citigroup Inc. ("Citigroup"). His address is 7 World
Trade Center, New York, New York 10048.

Jerome Miller, Director (Age 60).  Retired, Former
President, Asset Management Group of Shearson Lehman
Brothers.  His address is 27 Hemlock Road, Manhasset,
New York, NY  11030.

Ken Miller, Director (Age 57). President of Young
Stuff Apparel Group, Inc.  His address is 1411
Broadway, New York, New York 10018.

Lewis E. Daidone, Senior Vice President and Treasurer
(Age 42). Managing Director of Salomon Smith Barney;
Director and Senior Vice President of SSB Citi and
TIA; Senior Vice President and Treasurer of 61 investment companies associated with Citigroup. His address is 388 Greenwich Street, New York, New York
10013.

Jeffrey Russell, CFA, Vice President and Investment
Officer (Age 42).  Managing Director of Salomon Smith
Barney; Investment Officer of SSB Citi. His address is 7 World Trade Center, New York, New York 10048.

Richard Freeman, Vice President and Investment Officer
(Age 45).  Managing Director of Salomon Smith Barney;
Investment Officer of SSB Citi.  His address is 7
World Trade Center, New York, New York 10048.

Paul Brook, Controller (Age 46).  Director of Salomon
Smith Barney; from 1997-1998 Managing Director of AMT
Capital Services Inc.; prior to 1997 Partner with
Ernst & Young LLP; Controller or Assistant Treasurer of 43 investment companies associated with Citigroup.
His address is 388 Greenwich Street, New York, New
York 10013.

Christina T. Sydor, Secretary (Age 49). Managing
Director of Salomon Smith Barney; General Counsel and
Secretary of SSB Citi and TIA; Secretary of 61 investment companies associated with Citigroup. Her address is 388 Greenwich Street, New York, New York
10013.

No officer, director or employee of Salomon Smith
Barney or any parent or subsidiary receives any compensation from the Company for serving as an officer or Director of the Company. The Company pays each Director who is not an officer, director or employee of Salomon Smith Barney or any of its affiliates a fee of $22,500 per annum plus $2,900 per meeting attended and reimburses travel and out-of-pocket expenses. During the calendar year ended
December 31, 1999 such expenses totaled $18,574. For the calendar year ended December 31, 1999, the Directors of the Company were paid the following compensation:




Name of Person

Aggregate
Compensation
from Company
FYE 12/31/99
Total Pension
or Retirement
Benefits
Accrued as
part of Fund
Expenses
Compensation
from Company
and Fund
Complex Paid
to Directors
Calendar Year
Ending
12/31/99
Number of
Funds for
Which
Director
Serves Within
Fund Complex





Paul R. Ades
$28,369
$0
$56,238
5
Herbert Barg
28,369
0
114,288
16
Dwight B. Crane
26,297
0
155,363
23
Frank G. Hubbard
28,269
0
56,138
5
Heath B. McLendon
0
0
0
71
Jerome Miller
26,197
0
51,613
5
Ken Miller
24,847
0
47,188
5

Upon attainment of age 80, Directors are required to change to emeritus status. Directors Emeritus are entitled to serve in emeritus status for a maximum of 10 years during which time they are paid 50% of the annual retainer fee and meeting fees otherwise applicable to the Fund Directors, together with reasonable out-of-pocket expenses for each meeting attended.

Investment Manager - SSB Citi

SSB Citi (successor to SSBC Fund Management Inc.)
serves as investment manager to the Fund pursuant to an investment management agreement (the "Investment
Management Agreement") with the Fund which was approved by the Board of Directors, including a majority of directors who are not "interested persons" of the Fund or the Manager. The Manager is a wholly owned subsidiary of Salomon Smith Barney Holdings Inc.
("Holdings"), which in turn, is a wholly owned subsidiary of Citigroup Inc. Subject to the supervision and direction of the Company's Board of Directors, the Manager manages the Fund's portfolio in accordance with the Fund's stated investment objective and policies, makes investment decisions for the Fund, places orders to purchase and sell securities, and employs professional portfolio managers and securities analysts who provide research services to the Fund.
The Manager pays the salary of any officer and employee who is employed by both it and the Fund. The
Manager bears all expenses in connection with the performance of its services. The Manager also: (a) assists in supervising all aspects of the Fund's operations except those it performs under its investment advisory agreement; b) supplies the Fund with office facilities (which may be in SSB Citi's own offices), statistical and research data, data processing services, clerical, accounting and bookkeeping services, including, but not limited to, the calculation of (i) the net asset value of shares of the Fund, (ii) applicable Deferred Sales Charges and similar fees and charges and (iii) distribution fees, internal auditing and legal services, internal executive and administrative services, and stationary and office supplies; and (c) prepares reports to shareholders of the Fund, tax returns and reports to and filings with the SEC and state blue sky authorities.

SSB Citi (through its predecessor entities) has been in the investment counseling business since 1968 and renders investment advice to a wide variety of individual, institutional and investment company clients that had aggregate assets under management as of December 31, 1999 in excess of $183 billion.

As compensation for investment management services, the Fund pays the Manager a fee computed daily and paid monthly at the annual rate of 0.75% of the Fund's average daily net assets.

Code of Ethics

Pursuant to Rule 17j-1 of the 1940 Act, the fund, the investment adviser and principal underwriter have adopted codes of ethics that permit personnel to invest in securities for their own accounts, including securities that may be purchased or held by the fund.
All personnel must place the interests of clients first and avoid activities, interests and relationships that might interfere with the duty to make decisions in the best interests of the clients.
All personal securities transactions by employees must adhere to the requirements of the codes and must be conducted in such a manner as to avoid any actual or potential conflict of interest, the appearance of such a conflict, or the abuse of an employee's position of trust and responsibility.

A copy of the Fund's code of ethics is on file with the Securities and Exchange Commission.

Counsel and Auditors

Willkie Farr & Gallagher serves as counsel to the Company. The Directors who are not "interested persons" of the Company have selected Stroock &
Stroock & Lavan LLP to serve as their legal counsel.

KPMG LLP, independent accountants, 757 Third Avenue,
New York, New York 10022, serve as auditors of the Fund and will render an opinion on the Fund's financial statements annually beginning with the fiscal period ending April 30, 2000.

Custodian and Transfer Agent

PNC Bank, National Association ("PNC Bank"), located at 17th and Chestnut Streets, Philadelphia,
Pennsylvania 19103, serves as the custodian of the Fund. Under its agreement with the Company on behalf of the Fund, PNC Bank holds the Fund's portfolio securities and keeps all necessary accounts and records. For its services, PNC Bank receives a monthly fee based upon the month-end market value of securities held in custody and also receives securities transaction charges. The assets of the Fund are held under bank custodianship in compliance with the 1940 Act.

Smith Barney Private Trust Company (the "transfer agent") located at 388 Greenwich Street, New York, New
York 10013, serves as the transfer agent and shareholder services agent of the Fund.

PFPC Global Fund Services (the "sub-transfer agent"), located at P.O. Box 9699, Providence Rhode Island
02940-9699, serves as the Fund's sub-transfer agent to render certain shareholder record-keeping and accounting services functions.

Distributor

CFBDS, Inc., located at 20 Milk Street, Boston,
Massachusetts 02109-5408 serves as the Fund's distributor pursuant to a written agreement with the Company dated October 8, 1998 (the "Distribution
Agreement") which was approved by the Company's Board of Directors, including a majority of the independent directors, on July 15, 1998.

When payment is made by the investor before the settlement date, unless otherwise noted by the investor, the funds will be held as a free credit balance in the investor's brokerage account and Salomon Smith Barney may benefit from the temporary use of the funds. The Company's Board of Directors has been advised of the benefits to Salomon Smith
Barney resulting from these settlement procedures and will take such benefits into consideration when reviewing the Investment Management and Distribution
Agreements for continuance.

Distribution Arrangements

To compensate Salomon Smith Barney for the services it provides and for the expense it bears under the Distribution Agreement, the Fund has adopted a services and distribution plan (the "Plan") pursuant to Rule l2b-1 under the 1940 Act. Under the Plan, the Fund pays Salomon Smith Barney a service fee, accrued daily and paid monthly, calculated at the annual rate of 0.25% of the value of the Fund's average daily net assets attributable to the Class A, Class B and Class
L shares. In addition, the Fund pays Salomon Smith
Barney a distribution fee with respect to the Class B and Class L shares primarily intended to compensate
Salomon Smith Barney for its initial expense of paying
Financial Consultants a commission upon sales of those shares. The Class B and Class L distribution fee is calculated at the annual rate of 0.75% of the value of the Fund's average daily net assets attributable to the shares of the respective Class.

Under its terms, the Plan continues from year to year, provided such continuance is approved annually by vote of the Board of Directors, including a majority of the directors who are not interested persons of the Fund and who have no direct or indirect financial interest in the operation of the Plan or in the Distribution
Agreement (the "independent directors"). The Plan may not be amended to increase the amount of the service and distribution fees without shareholder approval, and all amendments of the Plan also must be approved by the directors including all of the independent directors in the manner described above. The Plan may be terminated with respect to a Class at any time, without penalty, by vote of a majority of the independent directors or, with respect to the Fund, by vote of a majority of the outstanding voting securities of the Fund (as defined in the 1940 Act).
Pursuant to the Plan, Salomon Smith Barney will provide the Board of Directors with periodic reports of amounts expended under the Plan and the purpose for which such expenditures were made.

Portfolio Transactions

The Manager arranges for the purchase and sale of the Fund's securities and selects brokers and dealers
(including Salomon Smith Barney) which in its best judgment provide prompt and reliable execution at favorable prices and reasonable commission rates. The
Manager may select brokers and dealers that provide it with research services and may cause the Fund to pay such brokers and dealers commissions which exceed those other brokers and dealers may have charged, if it views the commissions as reasonable in relation to the value of the brokerage and/or research services.
In selecting a broker, including Salomon Smith Barney, for a transaction, the primary consideration is prompt and effective execution of orders at the most favorable prices. Subject to that primary consideration, dealers may be selected for research, statistical or other services to enable the Manager to supplement its own research and analysis.

Decisions to buy and sell securities for the Fund are made by the Manager, subject to the overall supervision and review of the Company's Board of Directors. Portfolio securities transactions for the Fund are effected by or under the supervision of the Manager.

Transactions on stock exchanges involve the payment of negotiated brokerage commissions. There is generally no stated commission in the case of securities traded in the over-the-counter market, but the price of those securities includes an undisclosed commission or mark-up. Over-the-counter purchases and sales are transacted directly with principal market makers except in those cases in which better prices and executions may be obtained elsewhere. The cost of securities purchased from underwriters includes an underwriting commission or concession, and the prices at which securities are purchased from and sold to dealers include a dealer's mark-up or mark-down.

In executing portfolio transactions and selecting brokers or dealers, it is the Fund's policy to seek the best overall terms available. The Manager, in seeking the most favorable price and execution, considers all factors it deems relevant, including, for example, the price, the size of the transaction, the reputation, experience and financial stability of the broker-dealer involved and the quality of service rendered by the broker-dealer in other transactions.
The Manager receives research, statistical and quotation services from several broker-dealers with which it places the Fund's portfolio transactions. It is possible that certain of the services received primarily will benefit one or more other accounts for which the Manager exercises investment discretion.
Conversely, the Fund may be the primary beneficiary of services received as a result of portfolio transactions effected for other accounts. The
Manager's fee under the management agreement is not reduced by reason of its receiving such brokerage and research services. The Company's Board of Directors, in its discretion, may authorize the Manager to cause the Fund to pay a broker that provides brokerage and research services to the Manager a commission in excess of that which another qualified broker would have charged for effecting the same transaction.
Salomon Smith Barney will not participate in commissions from brokerage given by the Fund to other brokers or dealers and will not receive any reciprocal brokerage business resulting therefrom.

In accordance with Section 17(e) of the 1940 Act and Rule 17e-1 thereunder, the Company's Board of
Directors has determined that any portfolio transaction for the Fund may be executed through Salomon Smith Barney or an affiliate of Salomon Smith
Barney if, in the Manager's judgment, the use of Salomon Smith Barney or an affiliate is likely to result in price and execution at least as favorable as those of other qualified brokers and if, in the transaction, Salomon Smith Barney or the affiliate charges the Fund a commission rate consistent with those charged by Salomon Smith Barney or an affiliate to comparable unaffiliated customers in similar transactions. In addition, under SEC rules, Salomon
Smith Barney may directly execute such transactions for the Fund on the floor of any national securities exchange, provided: (a) the Board of Directors has expressly authorized Salomon Smith Barney to effect such transactions; and (b) Salomon Smith Barney annually advises the Fund of the aggregate compensation it earned on such transactions.

Even though investment decisions for the Fund are made independently from those of the other accounts managed by the Manager, investments of the kind made by the Fund also may be made by those other accounts. When the Fund and one or more accounts managed by the Manager are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the Manager to be equitable. In some cases, this procedure may adversely affect the price paid or received by the Fund or the size of the position obtained for or disposed of by the Fund.

The Fund will not purchase securities during the existence of any underwriting or selling group relating to the securities, of which the Manager is a member, except to the extent permitted by the SEC.
Under certain circumstances, the Fund may be at a disadvantage because of this limitation in comparison with other Funds that have similar investment objectives but that are not subject to a similar limitation.

Portfolio Turnover

The Fund's portfolio turnover rate (the lesser of purchases or sales of portfolio securities during the year, excluding purchases or sales of short-term securities, divided by the monthly average value of portfolio securities) is generally not expected to exceed 100%. The rate of turnover will not be a limiting factor, however, when the Fund deems it desirable to sell or purchase securities.
The Manager will rebalance the allocation of value and growth securities in the Fund's portfolio at the end of each quarter and at any time in which the percentage of the Fund's portfolio invested in either value or growth securities equals or exceeds 55% of the Fund's total assets invested in both value and growth securities for a period of more than 10 days.
As a result, when securities in either the value or growth style portion of the Fund's portfolio have underperformed the securities in the portion of the portfolio devoted to the other style, the Manager will rebalance the portfolio to increase the Fund's assets allocated to the style that underperformed, and decrease the assets allocated to the style that outperformed, the other style. The Manager will also monitor the Fund's portfolio to ensure that no more than 25% of the Fund's assets are concentrated in the securities of companies in the same industry and that the Fund complies with its other investment policies.
The Manager may cause the Fund to sell or purchase securities to ensure compliance with the Fund's investment policies.

PURCHASE OF SHARES

Sales Charge Alternatives

The following classes of shares are available for purchase. See the prospectus for a discussion of factors to consider in selecting which Class of shares to purchase.

Class A Shares. Class A shares are sold to investors at the public offering price, which is the net asset value plus an initial sales charge as follows:



Amount
of
Investme
nt

Sales Charge
as a %
of
Transaction

Sales
Charge as a
% of Amount
Invested

Dealers'
Reallowance as
%
Of Offering
Price

Less than
$25,000
5.00%
5.26%
4.50%
$ 25,000 -
49,999
4.00
4.17
3.60
50,000 -
99,999
3.50
3.63
3.15
100,000 -
249,999
3.00
3.09
2.70
250,000 -
499,999
2.00
2.04
1.80
500,000 and
over
*
*
*

*	Purchases of Class A shares of $500,000 or more
will be made at net asset value without any initial sales charge, but will be subject to a Deferred Sales Charge of 1.00% on redemptions made within 12 months of purchase. The Deferred
Sales Charge on Class A shares is payable to Salomon Smith Barney, which compensates Salomon
Smith Barney Financial Consultants and other dealers whose clients make purchases of $500,000 or more. The Deferred Sales Charge is waived in the same circumstances in which the Deferred
Sales Charge applicable to Class B and Class L shares is waived. See "Deferred Sales Charge
Provisions" and "Waivers of Deferred Sales
Charge."

Members of the selling group may receive up to 90% of the sales charge and may be deemed to be underwriters of the Fund as defined in the 1933 Act. The reduced sales charges shown above apply to the aggregate of purchases of Class A shares of the Fund made at one time by "any person," which includes an individual and his or her immediate family, or a trustee or other fiduciary of a single trust estate or single fiduciary account.

Class B Shares. Class B shares are sold without an initial sales charge but are subject to a Deferred
Sales Charge payable upon certain redemptions.  See
"Deferred Sales Charge Provisions" below.

Class L Shares. Class L shares are sold with an initial sales charge of 1.00% (which is equal to 1.01% of the amount invested) and are subject to a Deferred
Sales Charge payable upon certain redemptions.  See
"Deferred Sales Charge Provisions" below.  Until June
22, 2001, purchases of Class L shares by investors who were holders of Class C shares of other Smith Barney
Mutual Funds on June 12, 1998 will not be subject to the 1.00% initial sales charge.

Class Y Shares. Class Y shares are sold without an initial sales charge or Deferred Sales Charge and are available only to investors investing a minimum of $15,000,000 (except purchases of Class Y shares by Smith Barney Concert Allocation Series Inc., for which there is no minimum purchase amount).

General

Investors may purchase shares from a Salomon Smith
Barney Financial Consultant or a broker that clears through Salomon Smith Barney ("Dealer
Representative"). In addition, certain investors, including qualified retirement plans purchasing through certain Dealer Representatives, may purchase shares directly from the Fund. When purchasing shares of the Fund, investors must specify whether the purchase is for Class A, Class B, Class L or Class Y shares. Salomon Smith Barney and Dealer
Representatives may charge their customers an annual account maintenance fee in connection with a brokerage account through which an investor purchases or holds shares. Accounts held directly at the sub-transfer agent are not subject to a maintenance fee.

Investors in Class A, Class B and Class L shares may open an account in the Fund by making an initial investment of at least $1,000 for each account, or $250 for an IRA or a Self-Employed Retirement Plan, in the Fund. Investors in Class Y shares may open an account by making an initial investment of $15,000,000. Subsequent investments of at least $50 may be made for all Classes. For participants in retirement plans qualified under Section 403(b)(7) or
Section 401(c) of the Code, the minimum initial investment required for Class A, Class B and Class L shares and the subsequent investment requirement for all Classes in the Fund is $25. There are no minimum investment requirements for Class A shares for employees of Citigroup and its subsidiaries, including
Salomon Smith Barney, unitholders who invest distributions from a Unit Investment Trust ("UIT") sponsored by Salomon Smith Barney, and Directors/Trustees of any of the Smith Barney Mutual
Funds, and their spouses and children. The Fund reserves the right to waive or change minimums, to decline any order to purchase its shares and to suspend the offering of shares from time to time.
Shares purchased will be held in the shareholder's account by the sub-transfer agent. Share certificates are issued only upon a shareholder's written request to the sub-transfer agent.

Purchase orders received by the Fund or a Salomon
Smith Barney Financial Consultant prior to the close of regular trading on the New York Stock Exchange
("NYSE"), on any day the Fund calculates its net asset value, are priced according to the net asset value determined on that day (the ''trade date''). Orders received by a Dealer Representative prior to the close of regular trading on the NYSE on any day the Fund calculates its net asset value, are priced according to the net asset value determined on that day, provided the order is received by the Fund or the Fund's agent prior to its close of business. For shares purchased through Salomon Smith Barney or a Dealer Representative purchasing through Salomon Smith
Barney, payment for shares of the Fund is due on the third business day after the trade date. In all other cases, payment must be made with the purchase order.

Systematic Investment Plan. Shareholders may make additions to their accounts at any time by purchasing shares through a service known as the Systematic
Investment Plan.  Under the Systematic Investment
Plan, Salomon Smith Barney or the sub-transfer agent is authorized through preauthorized transfers of at least $25 on a monthly basis or at least $50 on a quarterly basis to charge the shareholder's account held with a bank or other financial institution on a monthly or quarterly basis as indicated by the shareholder, to provide for systematic additions to the shareholder's fund account. A shareholder who has insufficient funds to complete the transfer will be charged a fee of up to $25 by Salomon Smith Barney or the sub-transfer agent. The Systematic Investment
Plan also authorizes Salomon Smith Barney to apply cash held in the shareholder's Salomon Smith Barney brokerage account or redeem the shareholder's shares of a Smith Barney money market fund to make additions to the account. Additional information is available from the fund or a Salomon Smith Barney Financial
Consultant or a Dealer Representative.

Sales Charge Waivers and Reductions

Initial Sales Charge Waivers. Purchases of Class A shares may be made at net asset value without a sales charge in the following circumstances: (a) sales to
(i) Board Members and employees of Citigroup and its subsidiaries and any Citigroup affiliated funds including the Smith Barney Mutual Funds (including retired Board Members and employees); the immediate families of such persons (including the surviving spouse of a deceased Board Member or employee); and to a pension, profit-sharing or other benefit plan for such persons and (ii) employees of members of the National Association of Securities Dealers, Inc., provided such sales are made upon the assurance of the purchaser that the purchase is made for investment purposes and that the securities will not be resold except through redemption or repurchase; (b) offers of Class A shares to any other investment company to effect the combination of such company with the Fund by merger, acquisition of assets or otherwise;
(c) purchases of Class A shares by any client of a newly employed Salomon Smith Barney Financial
Consultant (for a period up to 90 days from the commencement of the Financial Consultant's employment with Salomon Smith Barney), on the condition the purchase of Class A shares is made with the proceeds of the redemption of shares of a mutual fund which (i) was sponsored by the Financial Consultant's prior employer, (ii) was sold to the client by the Financial
Consultant and (iii) was subject to a sales charge;
(d) purchases by shareholders who have redeemed Class
A shares in the Fund (or Class A shares of another
Smith Barney Mutual Fund that is offered with a sales charge) and who wish to reinvest their redemption proceeds in the Fund, provided the reinvestment is made within 60 calendar days of the redemption; (e) purchases by accounts managed by registered investment advisory subsidiaries of Citigroup; (f) direct rollovers by plan participants of distributions from a 401(k) plan offered to employees of Citigroup or its subsidiaries (Note: subsequent investments will be subject to the applicable sales charge); (g) purchases by a separate account used to fund certain unregistered variable annuity contracts; (h) investments of distributions from or proceeds from a sale of a UIT sponsored by Salomon Smith Barney;
(i) purchases by investors participating in a Salomon
Smith Barney fee-based arrangement; and (j) purchases of Class A shares by Section 403(b) or Section 401(a) or (k) accounts associated with Copeland Retirement
Programs. In order to obtain such discounts, the purchaser must provide sufficient information at the time of purchase to permit verification that the purchase would qualify for the elimination of the sales charge.

Right of Accumulation. Class A shares of the Fund may be purchased by "any person" (as defined above) at a reduced sales charge or at net asset value determined by aggregating the dollar amount of the new purchase and the total net asset value of all Class A shares of the Fund and of other Smith Barney Mutual Funds that are offered with a sales charge as currently listed under "Exchange Privilege" then held by such person and applying the sales charge applicable to such aggregate. In order to obtain such discount, the purchaser must provide sufficient information at the time of purchase to permit verification that the purchase qualifies for the reduced sales charge. The right of accumulation is subject to modification or discontinuance at any time with respect to all shares purchased thereafter.

Letter of Intent - Class A Shares. A Letter of Intent for an amount of $50,000 or more provides an opportunity for an investor to obtain a reduced sales charge by aggregating investments over a 13 month period, provided that the investor refers to such Letter when placing orders. For purposes of a Letter of Intent, the "Amount of Investment" as referred to in the preceding sales charge table includes (i) all Class A shares of the Fund and other Smith Barney
Mutual Funds offered with a sales charge acquired during the term of the letter plus (ii) the value of all Class A shares previously purchased and still owned. Each investment made during the period receives the reduced sales charge applicable to the total amount of the investment goal. If the goal is not achieved within the period, the investor must pay the difference between the sales charges applicable to the purchases made and the charges previously paid, or an appropriate number of escrowed shares will be redeemed. The term of the Letter will commence upon the date the Letter is signed, or at the option of the investor, up to 90 days before such date. Please contact a Salomon Smith Barney Financial Consultant or the transfer agent to obtain a Letter of Intent application.

Letter of Intent - Class Y Shares. A Letter of Intent may also be used as a way for investors to meet the minimum investment requirement for Class Y shares
(except purchases of Class Y shares by Smith Barney
Concert Allocation Series Inc., for which there is no minimum purchase amount). Such investors must make an initial minimum purchase of $5,000,000 in Class Y shares of the Fund and agree to purchase a total of $15,000,000 of Class Y shares of the Fund within 13 months from the date of the Letter. If a total investment of $15,000,000 is not made within the 13-month period, all Class Y shares purchased to date will be transferred to Class A shares, where they will be subject to all fees (including a service fee of 0.25%) and expenses applicable to the Fund's Class A shares, which may include a Deferred Sales Charge of 1.00%. Please contact a Salomon Smith Barney Financial
Consultant or the transfer agent for further information.

Deferred Sales Charge Provisions

"Deferred Sales Charge shares" are: (a) Class B shares; (b) Class L shares; and (c) Class A shares that were purchased without an initial sales charge but are subject to a Deferred Sales Charge. A
Deferred Sales Charge may be imposed on certain redemptions of these shares.

Any applicable Deferred Sales Charge will be assessed on an amount equal to the lesser of the original cost of the shares being redeemed or their net asset value at the time of redemption. Deferred Sales Charge shares that are redeemed will not be subject to a Deferred Sales Charge to the extent that the value of such shares represents: (a) capital appreciation of Fund assets; (b) reinvestment of dividends or capital gain distributions; (c) with respect to Class B shares, shares redeemed more than five years after their purchase; or (d) with respect to Class L shares and Class A shares that are Deferred Sales Charge shares, shares redeemed more than 12 months after their purchase.

Class L shares and Class A shares that are Deferred
Sales Charge shares are subject to a 1.00% Deferred
Sales Charge if redeemed within 12 months of purchase.
In circumstances in which the Deferred Sales Charge is imposed on Class B shares, the amount of the charge will depend on the number of years since the shareholder made the purchase payment from which the amount is being redeemed. Solely for purposes of determining the number of years since a purchase payment, all purchase payments made during a month will be aggregated and deemed to have been made on the last day of the preceding Salomon Smith Barney statement month. The following table sets forth the rates of the charge for redemptions of Class B shares by shareholders.


Year Since Purchase Payment Was
Made

Deferred Sales Charge

First

5.00%

Second

4.00

Third

3.00

Fourth

2.00

Fifth

1.00

Sixth and thereafter

0.00

Class B shares will convert automatically to Class A shares eight years after the date on which they were purchased and thereafter will no longer be subject to any distribution fees. There will also be converted at that time such proportion of Class B Dividend Shares owned by the shareholders as the total number of his or her Class B shares converting at the time bears to the total number of outstanding Class B shares (other than Class B Dividend Shares) owned by the shareholder.

In determining the applicability of any Deferred Sales
Charge, it will be assumed that a redemption is made first of shares representing capital appreciation, next of shares representing the reinvestment of dividends and capital gain distributions and finally of other shares held by the shareholder for the longest period of time. The length of time that Deferred Sales Charge shares acquired through an exchange have been held will be calculated from the date that the shares exchanged were initially acquired in one of the other Smith Barney Mutual Funds, and fund shares being redeemed will be considered to represent, as applicable, capital appreciation or dividend and capital gain distribution reinvestments in such other funds. For Federal income tax purposes, the amount of the Deferred Sales Charge will reduce the gain or increase the loss, as the case may be, on the amount realized on redemption. The amount of any Deferred Sales Charge will be paid to Salomon Smith
Barney.

To provide an example, assume an investor purchased
100 Class B shares of the Fund at $10 per share for a cost of $1,000. Subsequently, the investor acquired 5 additional shares of the Fund through dividend reinvestment. During the fifteenth month after the purchase, the investor decided to redeem $500 of his or her investment. Assuming at the time of the redemption the net asset value had appreciated to $12 per share, the value of the investor's shares would be $1,260 (105 shares at $12 per share). The Deferred
Sales Charge would not be applied to the amount which represents appreciation ($200) and the value of the reinvested dividend shares ($60). Therefore, $240 of the $500 redemption proceeds ($500 minus $260) would be charged at a rate of 4.00% (the applicable rate for Class B shares) for a total Deferred Sales Charge of $9.60.

Waivers of Deferred Sales Charge

The Deferred Sales Charge will be waived on: (a) exchanges (see "Exchange Privilege"); (b) redemptions of shares within 12 months following the death or disability of the shareholder; (c) redemptions of shares made in connection with qualified distributions from retirement plans or IRAs upon the attainment of age 591/2; (d) involuntary redemptions; and
(e) redemptions of shares to effect a combination of the Fund with any investment company by merger, acquisition of assets or otherwise. In addition, a shareholder who has redeemed shares from other Smith
Barney Mutual Funds may, under certain circumstances, reinvest all or part of the redemption proceeds within 60 days and receive pro rata credit for any Deferred
Sales Charge imposed on the prior redemption.

Deferred Sales Charge waivers will be granted subject to confirmation (by Salomon Smith Barney in the case of shareholders who are also Salomon Smith Barney clients or by the transfer agent in the case of all other shareholders) of the shareholder's status or holdings, as the case may be.

Volume Discounts

The schedule of sales charges on Class A shares described in the prospectus applies to purchases made by any "purchaser," which is defined to include the following: (a) an individual; (b) an individual's spouse and his or her children purchasing shares for their own account; (c) a Director or other fiduciary purchasing shares for a single trust estate or single fiduciary account; and (d) a Director or other professional fiduciary (including a bank, or an investment adviser registered with the SEC under the Investment Advisers Act of 1940, as amended) purchasing shares of the fund for one or more trust estates or fiduciary accounts. Purchasers who wish to combine purchase orders to take advantage of volume discounts on Class A shares should contact a Salomon
Smith Barney Financial Consultant.

Determination of Public Offering Price

The Fund offers its shares to current shareholders of the Fund on a continuous basis. The public offering price for a Class A, Class B and Class Y share of the Fund is equal to the net asset value per share at the time of purchase, plus for Class A shares an initial sales charge based on the aggregate amount of the investment. The public offering price for Class A share purchases, including applicable rights of accumulation, equaling or exceeding $500,000 is equal to the net asset value per share at the time of purchase and no sales charge is imposed at the time of purchase. The public offering price for a Class L share includes a 1.00% initial sales charge. A
Deferred Sales Charge is imposed on certain redemptions of Class B shares, and on Class L shares and Class A shares (purchased in amounts exceeding
$500,000) redeemed within one year of purchase.



REDEMPTION OF SHARES

The right of redemption of shares of the Fund may be suspended or the date of payment postponed (a) for any periods during which the New York Stock Exchange, Inc.
(the "NYSE") is closed (other than for customary weekend and holiday closings), (b) when trading in the markets the Fund normally utilizes is restricted, or an emergency exists, as determined by the SEC, so that disposal of the Fund's investments or determination of its net asset value is not reasonably practicable or
(c) for any other periods as the SEC by order may permit for the protection of the Fund's shareholders.

If the shares to be redeemed were issued in certificate form, the certificates must be endorsed for transfer (or be accompanied by an endorsed stock power) and must be submitted to the sub-transfer agent together with the redemption request. Any signature appearing on a share certificate, stock power or written redemption request in excess of $10,000 must be guaranteed by an eligible guarantor institution such as a domestic bank, savings and loan institution, domestic credit union, member bank of the Federal
Reserve System or member firm of a national securities exchange. Written redemption requests of $10,000 or less do not require a signature guarantee unless more than one such redemption request is made in any 10-day period or the redemption proceeds are to be sent to an address other than the address of record. Unless otherwise directed, redemption proceeds will be mailed to an investor's address of record. The transfer agent may require additional supporting documents for redemptions made by corporations, executors, administrators, trustees or guardians. A redemption request will not be deemed properly received until the transfer agent receives all required documents in proper form.

If a shareholder holds shares in more than one Class, any request for redemption must specify the Class being redeemed. In the event of a failure to specify which Class, or if the investor owns fewer shares of the Class than specified, the redemption request will be delayed until the transfer agent receives further instructions from Salomon Smith Barney, or if the shareholder's account is not with Salomon Smith
Barney, from the shareholder directly. The redemption proceeds will be remitted on or before the third business day following receipt of proper tender, except on any days on which the NYSE is closed or as permitted under the 1940 Act, in extraordinary circumstances. Generally, if the redemption proceeds are remitted to a Salomon Smith Barney brokerage account, these funds will not be invested for the shareholder's benefit without specific instruction and Salomon Smith Barney will benefit from the use of temporarily uninvested funds. Redemption proceeds for shares purchased by check, other than a certified or official bank check, will be remitted upon clearance of the check, which may take up to fifteen days.

Distributions in Kind

If the Board of Directors of the Fund determines that it would be detrimental to the best interests of the remaining shareholders to make a redemption payment wholly in cash, the Fund may pay, in accordance with SEC rules, any portion of a redemption in excess of the lesser of $250,000 or 1.00% of the Fund's net assets by a distribution in kind of portfolio securities in lieu of cash. Securities issued as a distribution in kind may incur brokerage commissions when shareholders subsequently sell those securities.

Additional Information Regarding Telephone Redemption
And Exchange Program

Neither the Fund nor its agents will be liable for following instructions communicated by telephone that are reasonably believed to be genuine. The Fund and its agents will employ procedures designed to verify the identity of the caller and legitimacy of instructions (for example, a shareholder's name and account number will be required and phone calls may be recorded). The Fund reserves the right to suspend, modify or discontinue the telephone redemption and exchange program or to impose a charge for this service at any time following at least seven (7) days' prior notice to shareholders.

Automatic Cash Withdrawal Plan

An automatic cash withdrawal plan (the "Withdrawal
Plan") is available to shareholders who own shares with a value of at least $10,000 and who wish to receive specific amounts of cash monthly or quarterly.
Withdrawals of at least $50 may be made under the Withdrawal Plan by redeeming as many shares of the Fund as may be necessary to cover the stipulated withdrawal payment. Any applicable Deferred Sales
Charge will not be waived on amounts withdrawn by shareholders that exceed 1.00% per month of the value of a shareholder's shares at the time the Withdrawal
Plan commences. (With respect to Withdrawal Plans in effect prior to November 7, 1994, any applicable
Deferred Sales Charge will be waived on amounts withdrawn that do not exceed 2.00% per month of the value of the shareholder's shares that are subject to a Deferred Sales Charge). To the extent withdrawals exceed dividends, distributions and appreciation of a shareholder's investment in the Fund, there will be a reduction in the value of the shareholder's investment, and continued withdrawal payments may reduce the shareholder's investment and ultimately exhaust it. Withdrawal payments should not be considered as income from investment in the Fund.
Furthermore, as it generally would not be advantageous to a shareholder to make additional investments in the Fund at the same time he or she is participating in the Withdrawal Plan, purchases by such shareholder in amounts of less than $5,000 ordinarily will not be permitted. All dividends and distributions on shares in the Withdrawal Plan are reinvested automatically at net asset value in additional shares of the Fund.

Shareholders who wish to participate in the Withdrawal
Plan and who hold their shares in certificate form must deposit their share certificates with the sub-transfer agent as agent for Withdrawal Plan members.
For additional information, shareholders should contact a Salomon Smith Barney Financial Consultant or their Financial Consultant, Dealer Representative. A shareholder who purchases shares directly through the sub-transfer agent may continue to do so and applications for participation in the Withdrawal Plan must be received by the sub-transfer agent no later than the eighth day of the month to be eligible for participation beginning with that month's withdrawal.

VALUATION OF SHARES

The net asset value per share of the Fund's Classes is calculated on each day, Monday through Friday, except days on which the NYSE is closed. The NYSE currently is scheduled to be closed on New Year's Day, Martin
Luther King, Jr. Day, Presidents' Day, Good Friday,
Memorial Day, Independence Day, Labor Day,
Thanksgiving and Christmas, and on the preceding
Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday, respectively. Because of the differences in distribution fees and Class-specific expenses, the per share net asset value of each Class may differ. The following is a description of the procedures used by the Fund in valuing its assets.

Securities listed on a national securities exchange will be valued on the basis of the last sale on the date on which the valuation is made or, in the absence of sales, at the mean between the closing bid and asked prices. Over-the-counter securities will be valued at the mean between the closing bid and asked prices on each day, or, if market quotations for those securities are not readily available, at fair value, as determined in good faith by the Company's Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which constitutes fair value as determined by the Company's
Board of Directors. Amortized cost involves valuing an instrument at its original cost to the Fund and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the effect of fluctuating interest rates on the market value of the instrument. All other securities and other assets of the Fund will be valued at fair value as determined in good faith by the Company's Board of Directors.

EXCHANGE PRIVILEGE

Except as noted below and in the Prospectus, shareholders of any of the Smith Barney Mutual Funds may exchange all or part of their shares for shares of the same class of other Smith Barney Mutual Funds, to the extent such shares are offered for sale in the shareholder's state of residence, on the basis of relative net asset value per share at the time of exchange as follows:

A. Class A and Class Y shares of the Fund may be exchanged without a sales charge for the respective shares of any of the Smith Barney
Mutual Funds.

B. Class B shares of any fund may be exchanged without a sales charge. Class B shares of the Fund exchanged for Class B shares of another
Smith Barney Mutual Fund will be subject to the higher applicable Deferred Sales Charge of the two funds and, for purposes of calculating
Deferred Sales Charge rates and conversion periods, will be deemed to have been held since the date the shares being exchanged were deemed to be purchased.

C. Class L shares of any fund may be exchanged without a sales charge. For purposes of Deferred
Sales Charge applicability, Class L shares of the Fund exchanged for Class L shares of another
Smith Barney Mutual Fund will be deemed to have been owned since the date the shares being exchanged were deemed to be purchased.

The exchange privilege enables shareholders to acquire shares of the same Class in a fund with different investment objectives when they believe that a shift between funds is an appropriate investment decision.
This privilege is available to shareholders residing in any state in which fund shares being acquired may legally be sold. Prior to any exchange, the shareholder should obtain and review a copy of the current prospectus of each fund into which an exchange is being considered. Prospectuses may be obtained from a Salomon Smith Barney Financial Consultant.

Upon receipt of proper instructions and all necessary supporting documents, shares submitted for exchange are redeemed at the then-current net asset value and the proceeds are immediately invested, at a price as described above, in shares of the fund being acquired.
Salomon Smith Barney reserves the right to reject any exchange request. The exchange privilege may be modified or terminated at any time after written notice to shareholders.

Additional Information Regarding the Exchange
Privilege. Although the exchange privilege is an important benefit, excessive exchange transactions can be detrimental to the Fund's performance and its shareholders. The Manager may determine that a pattern of frequent exchanges is excessive and contrary to the best interests of the Fund's other shareholders. In this event, the Fund may, at its discretion, decide to limit additional purchases and/or exchanges by a shareholder. Upon such a determination, the Fund will provide notice in writing or by telephone to the shareholder at least 15 days prior to suspending the exchange privilege and during the 15 day period the shareholder will be required to
(a) redeem his or her shares in the Fund or (b) remain invested in the Fund or exchange into any of the funds of the Smith Barney Mutual funds ordinarily available, which position the shareholder would be expected to maintain for a significant period of time. All relevant factors will be considered in determining what constitutes an abusive pattern of exchanges.

PERFORMANCE DATA

From time to time, the Company may advertise the Fund's total return and average annual total return in advertisements and/or other types of sales literature.
These figures are computed separately for Class A, Class B, Class L and Class Y shares of the Fund.
These figures are based on historical earnings and are not intended to indicate future performance. Total return is computed for a specified period of time assuming deduction of the maximum sales charge, if any, from the initial amount invested and reinvestment of all income dividends and capital gain distributions on the reinvestment dates at prices calculated as stated in this prospectus, then dividing the value of the investment at the end of the period so calculated by the initial amount invested and subtracting 100%.
The standard average annual total return, as prescribed by the SEC is derived from this total return, which provides the ending redeemable value.
Such standard total return information may also be accompanied with nonstandard total return information for differing periods computed in the same manner but without annualizing the total return or taking sales charges into account. The Company may also include comparative performance information in advertising or marketing the Fund's shares. Such performance information may include data from Lipper Analytical
Services, Inc. and other financial publications.

From time to time, the Company may quote the Fund's yield or total return in advertisements or in reports and other communications to shareholders. The Company may include comparative performance information in advertising or marketing the Fund's shares. Such performance information may include the following industry and financial publications- Barron's,
Business Week, CDA Investment Technologies, Inc.,
Changing Times, Forbes, Fortune, Institutional
Investor, Investors Daily, Money, Morningstar Mutual
Fund Values, The New York Times, USA Today and The
Wall Street Journal. To the extent any advertisement or sales literature of the Fund describes the expenses or performance of any Class it will also disclose such information for the other Classes.


Average Annual Total Return

"Average annual total return" figures are computed according to a formula prescribed by the SEC. The formula can be expressed as follows:

	P (1 + T)n = ERV

	Where:	P	=	a hypothetical initial
payment of $ 1,000.
			T	=	average annual total
return.
			n	=	number of years.
			ERV	=	Ending Redeemable Value
of a hypothetical $1,000
					investment made at the
beginning of a 1-, 5- or 10-year
					period at the end of the
1-, 5- or 10-year period (or
					fractional portion
thereof), assuming reinvestment of all
					dividends and
distributions.

The ERV assumes complete redemption of the hypothetical investment at the end of the measuring period. The Fund's net investment income changes in response to fluctuations in interest rates and the expenses of the Fund.

Aggregate Total Return

The Fund's "aggregate total return," as described below, represents the cumulative change in the value of an investment in the Fund for the specified period and is computed by the following formula:

ERV - P
P

	Where: 	P 	=	a hypothetical initial
payment of $10,000.

				ERV	=	Ending Redeemable Value
of a hypothetical
$10,000 investment made
at the beginning of the
1-, 5- or 10-year period
at the end of the 1-, 5-
or 10-year period (or
fractional portion
thereof), assuming
reinvestment of all
dividends and
distributions.

The ERV assumes complete redemption of the hypothetical investment at the end of the measuring period.

Performance will vary from time to time depending on market conditions, the composition of the Fund's portfolio and operating expenses. Consequently, any given performance quotation should not be considered representative of the Fund's performance for any specified period in the future. Because performance will vary, it may not provide a basis for comparing an investment in the Fund with certain bank deposits or other investments that pay a fixed yield for a stated period of time.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Distributions

The Fund's policy is to distribute its net investment income and net realized capital gains, if any, annually. The Fund may also pay additional dividends shortly before December 31 from certain amounts of undistributed ordinary income and capital gains realized, in order to avoid a Federal excise tax liability.

If a shareholder does not otherwise instruct, dividends and capital gains distributions will be reinvested automatically in additional shares of the same Class at net asset value, subject to no sales charge or Deferred Sales Charge. A shareholder may change the option at any time by notifying his Salomon
Smith Barney Financial Consultant or Dealer
Representative. A shareholder whose account is held directly at the sub-transfer agent should notify the sub-transfer agent in writing, requesting a change to this reinvest option.

The per share dividends on Class B and Class L shares of the Fund may be lower than the per share dividends on Class A and Class Y shares principally as a result of the distribution fee applicable with respect to Class B and Class L shares. The per share dividends on Class A shares of the Fund may be lower than the per share dividends on Class Y shares principally as a result of the service fee applicable to Class A shares. Distributions of capital gains, if any, will be in the same amount for Class A, Class B, Class L and Class Y shares.

Taxes

The following is a summary of the material United
States federal income tax considerations regarding the purchase, ownership and disposition of shares of the Fund. Each prospective shareholder is urged to consult his own tax adviser with respect to the specific federal, state, local and foreign tax consequences of investing in a fund. The summary is based on the laws in effect on the date of this SAI, which are subject to change.

The Fund and Its Investments

The Fund intends to qualify to be treated as a regulated investment company each taxable year under the Code. To so qualify, the Fund must, among other things: (a) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock or securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; and
(b) diversify its holdings so that, at the end of each quarter of the Fund's taxable year, (i) at least 50% of the market value of the Fund's assets is represented by cash, securities of other regulated investment companies, United States government securities and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the Fund's assets and not greater than 10% of the outstanding voting securities of such issuer and (ii) not more than 25% of the value of its assets is invested in the securities (other than United States government securities or securities of other regulated investment companies) of any one issuer or any two or more issuers that the Fund controls and are determined to be engaged in the same or similar trades or businesses or related trades or businesses.

As a regulated investment company, the Fund will not be subject to United States federal income tax on its net investment income (i.e., income other than its net realized long- and short-term capital gains) and its net realized long- and short-term capital gains, if any, that it distributes to its shareholders, provided an amount equal to at least 90% of its investment company taxable income (i.e., 90% of its taxable income minus the excess, if any, of its net realized long-term capital gains over its net realized short-term capital losses (including any capital loss carryovers), plus or minus certain other adjustments as specified in the Code) and 90% of its net tax-exempt income for the taxable year is distributed in compliance with the Code's timing and other requirements but will be subject to tax at regular corporate rates on any taxable income or gains it does not distribute. The Code imposes a 4% nondeductible excise tax on the Fund to the extent it does not distribute by the end of any calendar year at least
98% of its net investment income for that year and 98% of the net amount of its capital gains (both long-and short-term) for the one-year period ending, as a general rule, on October 31 of that year. For this purpose, however, any income or gain retained by the Fund that is subject to corporate income tax will be considered to have been distributed by year-end. In addition, the minimum amounts that must be distributed in any year to avoid the excise tax will be increased or decreased to reflect any underdistribution or overdistribution, as the case may be, from the previous year. The Fund anticipates that it will pay such dividends and will make such distributions as are necessary in order to avoid the application of this tax.

If, in any taxable year, the Fund fails to qualify as a regulated investment company under the Code or fails to meet the distribution requirement, it would be taxed in the same manner as an ordinary corporation and distributions to its shareholders would not be deductible by the Fund in computing its taxable income. In addition, in the event of a failure to qualify, the Fund's distributions, to the extent derived from the Fund's current or accumulated earnings and profits would constitute dividends
(eligible for the corporate dividends-received deduction) which are taxable to shareholders as ordinary income, even though those distributions might otherwise (at least in part) have been treated in the shareholders' hands as long-term capital gains. If the Fund fails to qualify as a regulated investment company in any year, it must pay out its earnings and profits accumulated in that year in order to qualify again as a regulated investment company. In addition, if the Fund failed to qualify as a regulated investment company for a period greater than one taxable year, the Fund may be required to recognize any net built-in gains (the excess of the aggregate gains, including items of income, over aggregate losses that would have been realized if it had been liquidated) in order to qualify as a regulated investment company in a subsequent year.

The Fund's transactions in foreign currencies, forward contracts, options and futures contracts (including options and futures contracts on foreign currencies) will be subject to special provisions of the Code
(including provisions relating to "hedging transactions" and "straddles") that, among other things, may affect the character of gains and losses realized by the Fund (i.e., may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the Fund and defer Fund losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. These provisions also (a) will require the Fund to mark-to-market certain types of the positions in its portfolio (i.e., treat them as if they were closed out) and (b) may cause the Fund to recognize income without receiving cash with which to pay dividends or make distributions in amounts necessary to satisfy the distribution requirements for avoiding income and excise taxes. The Fund will monitor its transactions, will make the appropriate tax elections and will make the appropriate entries in its books and records when it acquires any foreign currency, forward contract, option, futures contract or hedged investment in order to mitigate the effect of these rules and prevent disqualification of the Fund as a regulated investment company.

The Fund's investment in Section 1256 contracts, such as regulated futures contracts, most forward currency forward contracts traded in the interbank market and options on most stock indices, are subject to special tax rules. All section 1256 contracts held by the Fund at the end of its taxable year are required to be marked to their market value, and any unrealized gain or loss on those positions will be included in the Fund's income as if each position had been sold for its fair market value at the end of the taxable year.
The resulting gain or loss will be combined with any gain or loss realized by the Fund from positions in section 1256 contracts closed during the taxable year.
Provided such positions were held as capital assets and were not part of a "hedging transaction" nor part of a "straddle," 60% of the resulting net gain or loss will be treated as long-term capital gain or loss, and 40% of such net gain or loss will be treated as short-term capital gain or loss, regardless of the period of time the positions were actually held by the Fund.

Foreign Investments.  Dividends or other income
(including, in some cases, capital gains) received by the Fund from investments in foreign securities may be subject to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes in some cases. The Fund will not be eligible to elect to treat any foreign taxes paid by it as paid by its shareholders, who therefore will not be entitled to credits for such taxes on their own tax returns. Foreign taxes paid by the Fund will reduce the return from the Fund's investments.

Passive Foreign Investment Companies. If the Fund purchases shares in certain foreign investment entities, called "passive foreign investment companies" (a "PFIC"), it may be subject to United
States federal income tax on a portion of any "excess distribution" or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the Fund to its shareholders. Additional charges in the nature of interest may be imposed on the Fund in respect of deferred taxes arising from such distributions or gains. If the Fund were to invest in a PFIC and elected to treat the PFIC as a "qualified electing fund" under the Code, in lieu of the foregoing requirements, the Fund might be required to include in income each year a portion of the ordinary earnings and net capital gains of the qualified electing fund, even if not distributed to the Fund, and such amounts would be subject to the 90% and excise tax distribution requirements described above. In order to make this election, the Fund would be required to obtain certain annual information from the passive foreign investment companies in which it invests, which may be difficult or not possible to obtain.

Recently, legislation was enacted that provides a mark-to-market election for regulated investment companies effective for taxable years beginning after December 31, 1997. This election would result in the Fund being treated as if it had sold and repurchased all of the PFIC stock at the end of each year. In this case, the Fund would report gains as ordinary income and would deduct losses as ordinary losses to the extent of previously recognized gains. The election, once made, would be effective for all subsequent taxable years of the Fund, unless revoked with the consent of the IRS. By making the election, the Fund could potentially ameliorate the adverse tax consequences with respect to its ownership of shares in a PFIC, but in any particular year may be required to recognize income in excess of the distributions it receives from PFICs and its proceeds from dispositions of PFIC company stock. The Fund may have to distribute this "phantom" income and gain to satisfy its distribution requirement and to avoid imposition of the 4% excise tax. The Fund will make the appropriate tax elections, if possible, and take any additional steps that are necessary to mitigate the effect of these rules.

Taxation of United States Shareholders

Dividends and Distributions. Any dividend declared by the Fund in October, November or December of any calendar year and payable to shareholders of record on a specified date in such a month shall be deemed to have been received by each shareholder on December 31 of such calendar year and to have been paid by the Fund not later than such December 31, provided such dividend is actually paid by the Fund during January of the following calendar year. The Fund intends to distribute annually to its shareholders substantially all of its investment company taxable income, and any net realized long-term capital gains in excess of net realized short-term capital losses (including any capital loss carryovers). The Fund currently expects to distribute any excess annually to its shareholders.
However, if the Fund retains for investment an amount equal to all or a portion of its net long-term capital gains in excess of its net short-term capital losses and capital loss carryovers, it will be subject to a corporate tax (currently at a rate of 35%) on the amount retained. In that event, the Fund will designate such retained amounts as undistributed capital gains in a notice to its shareholders who (a) will be required to include in income for United
Stares federal income tax purposes, as long-term capital gains, their proportionate shares of the undistributed amount, (b) will be entitled to credit their proportionate shares of the 35% tax paid by the Fund on the undistributed amount against their United
States federal income tax liabilities, if any, and to claim refunds to the extent their credits exceed their liabilities, if any, and (c) will be entitled to increase their tax basis, for United States federal income tax purposes, in their shares by an amount equal to 65% of the amount of undistributed capital gains included in the shareholder's income.
Organizations or persons not subject to federal income tax on such capital gains will be entitled to a refund of their pro rata share of such taxes paid by the Fund upon filing appropriate returns or claims for refund with the Internal Revenue Service (the "IRS").

Dividends of net investment income and distributions of net realized short-term capital gains are taxable to a United States shareholder as ordinary income, whether paid in cash or in shares. Distributions of net-long-term capital gains, if any, that the Fund designates as capital gains dividends are taxable as long-term capital gains, whether paid in cash or in shares and regardless of how long a shareholder has held shares of the Fund. Dividends and distributions paid by the Fund attributable to dividends on stock of U.S. corporations received by the Fund, with respect to which the Fund meets certain holding period requirements, will be eligible for the deduction for dividends received by corporations. Distributions in excess of the Fund's current and accumulated earnings and profits will, as to each shareholder, be treated as a tax-free return of capital to the extent of a shareholder's basis in his shares of the Fund, and as a capital gain thereafter (if the shareholder holds his shares of the Fund as capital assets).
Shareholders receiving dividends or distributions in the form of additional shares should be treated for United States federal income tax purposes as receiving a distribution in the amount equal to the amount of money that the shareholders receiving cash dividends or distributions will receive, and should have a cost basis in the shares received equal to such amount.

Investors considering buying shares just prior to a dividend or capital gain distribution should be aware that, although the price of shares just purchased at that time may reflect the amount of the forthcoming distribution, such dividend or distribution may nevertheless be taxable to them. If the Fund is the holder of record of any stock on the record date for any dividends payable with respect to such stock, such dividends are included in the Fund's gross income not as of the date received but as of the later of (a) the date such stock became ex-dividend with respect to such dividends (i.e., the date on which a buyer of the stock would not be entitled to receive the declared, but unpaid, dividends) or (b) the date the Fund acquired such stock. Accordingly, in order to satisfy its income distribution requirements, the Fund may be required to pay dividends based on anticipated earnings, and shareholders may receive dividends in an earlier year than would otherwise be the case.

Sales of Shares. Upon the sale or exchange of his shares, a shareholder will realize a taxable gain or loss equal to the difference between the amount realized and his basis in his shares. Such gain or loss will be treated as capital gain or loss, if the shares are capital assets in the shareholder's hands, and will be long-term capital gain or loss if the shares are held for more than one year and short-term capital gain or loss if the shares are held for one year or less. Any loss realized on a sale or exchange will be disallowed to the extent the shares disposed of are replaced, including replacement through the reinvesting of dividends and capital gains distributions in the Fund, within a 61-day period beginning 30 days before and ending 30 days after the disposition of the shares. In such a case, the basis of the shares acquired will be increased to reflect the disallowed loss. Any loss realized by a shareholder on the sale of a Fund share held by the shareholder for six months or less will be treated for United States federal income tax purposes as a long-term capital loss to the extent of any distributions or deemed distributions of long-term capital gains received by the shareholder with respect to such share. If a shareholder incurs a sales charge in acquiring shares of the Fund, disposes of those shares within 90 days and then acquires shares in a mutual fund for which the otherwise applicable sales charge is reduced by reason of a reinvestment right (e.g., an exchange privilege), the original sales charge will not be taken into account in computing gain/loss on the original shares to the extent the subsequent sales charge is reduced. Instead, the disregarded portion of the original sales charge will be added to the tax basis in the newly acquired shares. Furthermore, the same rule also applies to a disposition of the newly acquired shares made within 90 days of the second acquisition. This provision prevents a shareholder from immediately deducting the sales charge by shifting his or her investment in a family of mutual funds.

Backup Withholding. The Fund may be required to withhold, for United States federal income tax purposes, 31% of the dividends, distributions and redemption proceeds payable to shareholders who fail to provide the Fund with their correct taxpayer identification number or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding. Certain shareholders are exempt from backup withholding.
Backup withholding is not an additional tax and any amount withheld may be credited against a shareholder's United States federal income tax liabilities.

Notices. Shareholders will be notified annually by the Fund as to the United States federal income tax status of the dividends, distributions and deemed distributions attributable to undistributed capital gains (discussed above in "Taxes - Taxation of United
States Shareholders -Dividends and Distributions") made by the Fund to its shareholders. Furthermore, shareholders will also receive, if appropriate, various written notices after the close of the Fund's taxable year regarding the United States federal income tax status of certain dividends, distributions and deemed distributions that were paid (or that are treated as having been paid) by the Fund to its shareholders during the preceding taxable year.

Other Taxation

Distributions also may be subject to additional state, local and foreign taxes depending on each shareholder's particular situation.

The foregoing is only a summary of certain material tax consequences affecting the Fund and its shareholders. Shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Fund.

ADDITIONAL INFORMATION

The Company was incorporated on September 29, 1981 under the laws of the state of Maryland under the name
Hutton Investment Series Inc. The Company's corporate name was changed on December 29, 1988, July 30, 1993 and October 28, 1994, to SLH Investment Portfolios
Inc., Smith Barney Shearson Investment Funds Inc., and
Smith Barney Investment Funds Inc., respectively.

The Company offers shares of eight separate series with a par value of $.001 per share. The Fund offers shares currently classified into four Classes - A, B, L and Y. Each Class of the Fund represents an identical interest in the Fund's investment portfolio.
As a result, the Classes have the same rights, privileges and preferences, except with respect to:
(a) the designation of each Class; (b) the effect of the respective sales charges; if any, for each class;
(c) the distribution and/or service fees borne by each Class pursuant to the Plan; (d) the expenses allocable exclusively to each Class; (e) voting rights on matters exclusively affecting a single Class; (f) the exchange privilege of each Class; and (g) the conversion feature of the Class B shares. The
Company's Board of Directors does not anticipate that there will be any conflicts among the interests of the holders of the different Classes. The directors, on an ongoing basis, will consider whether any such conflict exists and, if so, take appropriate action.

As permitted by Maryland law, there will normally be no meetings of shareholders for the purpose of electing directors unless and until such time as less than a majority of the directors holding office have been elected by shareholders. At that time, the directors then in office will call a shareholders' meeting for the election of directors. The directors must call a meeting of shareholders for the purpose of voting upon the question or removal of any director when requested in writing to do so by the record holders of not less than 10% of the outstanding shares of the Fund. At such a meeting, a director may be removed after the holders of record of not less than a majority of the outstanding shares of the Fund have declared that the director be removed either by declaration in writing or by votes cast in person or by proxy. Except as set forth above, the directors shall continue to hold office and may appoint successor directors.

As used in the Prospectus and this Statement of Additional Information, a "vote of a majority of the outstanding voting securities" means the affirmative vote of the lesser of (a) more than 50% of the outstanding shares of the Company (or the affected series or Class) or (b) 67% or more of such shares present at a meeting if more than 50% of the outstanding shares of the Company (or the affected series or Class) are represented at the meeting in person or by proxy. A series or Class shall be deemed to be affected by a matter unless it is clear that the interests of each series or Class in the matter are identical or that the matter does not affect any interest of the series or Class. The approval of a management agreement or any change in a fundamental investment policy would be effectively acted upon with respect to the Fund only if approved by a "vote of a majority of the outstanding voting securities" of the Fund; however, the ratification of independent accountants, the election of directors, and the approval of a distribution agreement that is submitted to shareholders are not subject to the separate voting requirements and may be effectively acted upon by a vote of the holders of a majority of all Company shares voting without regard to series or Class.

Annual and Semi-annual Reports. The Fund sends its shareholders a semi-annual report and an audited annual report, which include listings of investment securities held by the Fund at the end of the period covered. In an effort to reduce the Fund's printing and mailing costs, the Fund consolidates the mailing of its semi-annual and annual reports by household.
This consolidation means that a household having multiple accounts with the identical address of record will receive a single copy of each report. In addition, the Fund also consolidates the mailing of its Prospectus so that a shareholder having multiple accounts (that is, individual, IRA and/or Self-
Employed Retirement Plan accounts) will receive a single Prospectus annually. Shareholders who do not want this consolidation to apply to their accounts should contact their Salomon Smith Barney Financial
Consultant or the Transfer Agent.

FINANCIAL STATEMENTS

As of the date of this SAI, the Fund had not yet commenced operations. Consequently, there are no financial statements for the Fund at this time.


OTHER INFORMATION

In an industry where the average portfolio manager has seven years of experience (source: ICI, 1998), the portfolio managers of Smith Barney Mutual Funds average 21 years in the industry and 15 years with the firm.

Smith Barney Mutual Funds offers more than 60 mutual funds. We understand that many investors prefer an active role in allocating the mix of funds in their portfolio, while others want the asset allocation decisions to be made by experienced managers.

That's why we offer four "styles" of fund management that can be tailored to suit each investor's unique financial goals.

	Style Pure Series
Our Style Pure Series funds stay fully invested within their asset class and investment style, enabling investors to make asset allocation decisions in conjunction with their Salomon
Smith Barney Financial Consultant.

	Classic Investor Series
Our Classic Investor Series funds offer a range of equity and fixed income strategies that seek to capture opportunities across asset classes and investment styles using disciplined investment approaches.

	The Concert Allocation Series
As a fund of funds, investors can select a Concert Portfolio that may help their investment needs. As needs change, investors can easily choose another long-term, diversified investment from our Concert family.

	Special Discipline Series
Our Special Discipline Series funds are designed for investors who are looking beyond more traditional market categories: from natural resources to a roster of state-specific municipal funds.



36

35


PART C - OTHER INFORMATION

Item 23.  Exhibits

All references are to the Registrant's registration statement on Form N-1A (the "Registration
Statement")
as filed with the SEC on October 2, 1981(File Nos.
2-
74288 and 811-3275).

(a)  Articles of Restatement dated September 17,
1993
to Registrant's  Articles of  Incorporation dated
September 28, 1981, Articles of Amendment dated
October 14, 1994, Articles Supplementary, Articles of
Amendment dated October 14, 1994, Articles
Supplementary, Articles of Amendments and
Certificates
of Correction dated November 7, 1994, are incorporated by reference to Post-Effective Amendment No. 37 to the
Registration Statement filed on November 7, 1994.
Articles of Amendment dated October 23, 1997 are incorporated by reference to Post-Effective
Amendment
No. 46 filed on October 23, 1997("Post-Effective
Amendment No.46").  Articles of Amendment dated
February 27, 1998 are incorporated by reference to Post-Effective Amendment No. 48 dated April 29,
1998.
Articles of Amendment dated June 1, 1998 are incorporated by reference to Post-Effective Amendment No. 49 filed on
July
16, 1998 ("Post-Effective Amendment No. 49").

(b) Registrant's By-Laws, as amended on September
30,
1992 are incorporated by reference to Post-
Effective
Amendment No. 30 to the Registration Statement filed on April 30, 1993.

(c) Registrant's form of stock certificate for Smith
Barney Hansberger Global Value Fund ("Global Value
Fund") and Smith Barney Hansberger Global Value
Small
Cap Fund ("Small Cap Fund") is incorporated by reference to Post Effective Amendment 46.

(d)(1) Investment Advisory Agreement dated July 30,
1993, between the Registrant on behalf of Smith
Barney
Investment Grade Bond Fund, Smith Barney Government
Securities Fund and Smith Barney Special Equities
Fund and Greenwich Street Advisors is incorporated by reference to the Registration Statement filed on Form
N-14 on September 2, 1993, File No. 33-50153.

(d)(2) Investment Advisory Agreements on behalf of
Smith Barney Growth Opportunity Fund and Smith
Barney
Managed Growth Fund is incorporated by reference to Post-Effective Amendment No. 40 filed on June 27,
1995. ("Post-Effective Amendment No.40")

(d)(3) Investment Management Agreements on behalf of
Global Value Fund and Global Small Cap Fund between
Registrant and Smith Barney Mutual Funds Management
Inc. is incorporated by reference to Post-Effective
Amendment No. 46.

(d)(4) Sub-Advisory Agreement on behalf of Global
Value Fund and Global Small Cap Fund between MMC and
Hansberger Global Investors Inc. is
incorporated by reference to Post-Effective
Amendment No. 46.

(d)(5)Investment Management Agreements on behalf of Smith Barney Small Cap Growth Fund and Smith Barney
Small Cap Value Fund between Registrant and
Mutual Management Corp. is incorporated by reference
To Post-Effective Amendment No. 49.

(e)(1) Distribution Agreement dated July 30, 1993, between the Registrant and Smith Barney Shearson
Inc.
is incorporated by reference to the registration statement filed on Form N-14 on September 2, 1993.
File 33-50153.

(e)(2) Form of Distribution Agreement between the
Registrant and PFS Distributors on behalf of Smith
Barney Investment Funds Inc. is incorporated by reference to Post-Effective Amendment No. 40 filed on
June 27, 1995.

(e)(3) Form of Distribution Agreement between the
Registrant and CFBDS, Inc. is incorporated by reference to Post-Effective Amendment No. 49.

(e)(4) Selling Group Agreement
is incorporated by reference
to Post-Effective Amendment No.56 filed on February 26, 1999.

(f) Not Applicable.

(g)(1) Custodian Agreement with PNC Bank, National
Association is incorporated by reference to Post -
Effective Amendment No. 44 filed on April 29, 1997.

(g)(2) Custodian Agreement with Chase Manhattan
Bank
is incorporated by reference to Post-Effective
Amendment No. 46.

(h)(1)  Transfer Agency and Registrar Agreement
dated
August 5, 1993 with First Data Investor Services
Group, Inc. (formerly The Shareholder Services
Group,
Inc.) is incorporated by reference to Post-
Effective
Amendment No. 31 as filed on December 22, 1993
(Post-
Effective Amendment No. 31").

(h)(2)Sub-Transfer Agency Agreement between the
Registrant and PFS Shareholders Services on behalf of
Smith Barney Investment Funds Inc. is incorporated by reference to Post-Effective Amendment No. 40.

(i) Opinion of Robert A. Vegliante, Deputy General
Counsel of Smith Barney Mutual Funds Management
Inc.
filed with the Registrant's rule 24-f2 Notice
(Accession No. 000091155-97-000104) is incorporated by reference.

(j) Auditor's consent to be filed by amendment.

(k) Not Applicable

(l)  Not Applicable

(m)(1) Amended Services and Distribution Plans pursuant to Rule 12b-1 between the Registrant on behalf of Smith Barney Investment Grade Bond Fund, Smith
Barney Government Securities Fund, Smith Barney
Special
Equities Fund and Smith Barney European Fund and
Smith
Barney, Inc. ("Smith Barney") are incorporated by reference to Post-Effective Amendment No. 37 filed on
November 3, 1994 ("Post-Effective Amendment No.
37")

(m)(2) Form of Services and Distribution Plans pursuant to Rule 12b-1 between the Registrant on behalf of Smith Barney Growth Opportunity Fund and
Smith Barney Managed Growth Fund is incorporated by reference to Post-Effective Amendment No. 40.

(m)(3) Form of Services and Distribution Plans pursuant to Rule 12b-1 between the Registrant on behalf of the Global Value Fund and Small Cap Fund is incorporated by reference to Post-Effective
Amendment
No. 46.

(m)(4) Form of Amended and Restated Shareholder
Services
and
Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of each of its series is incorporated by reference to Post-Effective
Amendment
No. 49.

(n) Financial Data Schedule to be filed by amendment.

(o)  Form of Plan pursuant to Rule 18f-3 is
incorporated by
reference to Post-Effective Amendment No.50 to Registration Statement.

(p) Code of Ethics filed herewith.

Item 24.

None.

Item  25.  Indemnification

	The response to this item is incorporated by reference to Pre-Effective Amendment No. 1 to the registration statement filed on Form N-14 on October
8, 1993 (File No. 33-50153).

Item 26.	Business and Other Connections of
Investment Adviser

Investment Adviser - - SSB Citi Fund Management LLC
("SSB Citi")
Successor to SSBC Fund Management Inc. ("SSBC")

SSBC was incorporated in December 1968 under the laws of the State of Delaware. On September 21, 1999,
SSBC
was converted into a Delaware Limited Liability
Company.
SSB Citi is a wholly owned subsidiary of Salomon
Smith Barney
Holdings Inc. ("Holdings") (formerly known as Smith
Barney
Holdings Inc.) which in turn is a wholly owned subsidiary of Citigroup Inc. ("Citigroup"). SSB Citi is registered as an investment adviser under the Investment
Advisers Act
of 1940 (the "Advisers Act").

The list required by this Item 26 of officers and directors of SSB Citi together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of FORM ADV filed by SSBC pursuant to the Advisers
Act
(SEC File No. 801-8314).


Item 27.	Principal Underwriters
(a) CFBDS, Inc. the Registrant's Distributor, is also the distributor for
CitiFundsSM International Growth & Income
Portfolio,
CitiFundsSM International Equity Portfolio,
CitiFundsSM
Large Cap
Growth
Portfolio, CitiFundsSM Intermediate Income
Portfolio,
CitiFundsSM Short-Term U.S. Government Income
Portfolio,
CitiFundsSM Emerging Asian Markets Equity
Portfolio,
CitiFundsSM U.S. Treasury Reserves, CitiFundsSM
Cash
Reserves,
CitiFundsSM Premium U.S. Treasury Reserves,
CitiFundsSM Premium Liquid Reserves, CitiFundsSM
Institutional U.S.
Treasury Reserves, CitiFundsSM Institutional Liquid
Reserves,
SM Institutional Cash Reserves, CitiFundsSM Tax
Free
Reserves,
CitiFundsSM Institutional Tax Free Reserves,
CitiFundsSM California Tax Free Reserves,
CitiFundsSM Connecticut Tax Free Reserves,
CitiFundsSM New York Tax Free Reserves, CitiFundsSM
Balanced Portfolio,
CitiFundsSM Small Cap Value Portfolio, CitiFundsSM
Growth &
Income
Portfolio,
CitiFundsSM Small Cap Growth Portfolio, CitiFundsSM
National
Tax Free Income Portfolio, CitiFundsSM New York Tax
Free
Income
Portfolio,
CitiSelect VIP Folio 200, Citiselect VIP Folio 300,
CitiSelect (VIP Folio 400, CitiSelect (VIP Folio
500,
CitiFundsSM Small Cap Growth VIP Portfolio,
CitiSelect
(Folio 200,
CitiSelect (Folio 300, CitiSelect (Folio 400, and
CitiSelect (Folio
500.
CFBDS is also the placement agent for Large Cap
Value
Portfolio,
International Portfolio, Foreign Bond Portfolio,
Intermediate Income Portfolio, Short-Term
Portfolio,
Growth & Income Portfolio, Large Cap Growth
Portfolio,
Small Cap Growth Portfolio, International Equity
Portfolio,
Balanced Portfolio, Government Income Portfolio,
Emerging
Asian Markets Equity Portfolio, Tax Free Reserves
Portfolio,
Cash Reserves Portfolio and U.S. Treasury Reserves
Portfolio.

     CFBDS, Inc. is also the distributor for the following
Smith Barney Mutual Fund registrants:
Concert Investment Series
Consulting Group Capital Markets Funds
Greenwich Street Series Fund
Smith Barney Adjustable Rate Government Income Fund
Smith Barney Aggressive Growth Fund Inc.
Smith Barney Appreciation Fund Inc.
Smith Barney Arizona Municipals Fund Inc.
Smith Barney California Municipals Fund Inc.
Smith Barney Concert Allocation Series Inc.
Smith Barney Equity Funds
Smith Barney Fundamental Value Fund Inc.
Smith Barney Funds, Inc.
Smith Barney Income Funds
Smith Barney Institutional Cash Management Fund,
Inc.
Smith Barney Investment Trust
Smith Barney Managed Governments Fund Inc.
Smith Barney Managed Municipals Fund Inc.
Smith Barney Massachusetts Municipals Fund
Smith Barney Money Funds, Inc.
Smith Barney Muni Funds
Smith Barney Municipal Money Market Fund, Inc.
Smith Barney Natural Resources Fund Inc.
Smith Barney New Jersey Municipals Fund Inc.
Smith Barney Oregon Municipals Fund Inc.
Smith Barney Principal Return Fund
Smith Barney Small Cap Blend Fund, Inc.
Smith Barney Telecommunications Trust
Smith Barney Variable Account Funds
Smith Barney World Funds, Inc.
Travelers Series Fund Inc.
And various series of unit investment trusts.

CFBDS, Inc. is also the distributor for the following
Salomon Brothers funds;
Salomon Brothers Opportunity Fund Inc
Salomon Brothers Investors Fund Inc
Salomon Brothers Capital Fund Inc
Salomon Brothers Series Funds Inc
Salomon Brothers Institutional Series Funds Inc
Salomon Brothers Variable Series Funds Inc

The information required by this Item 27 with respect to each director, officer and partner of CFBDS, Inc.
is incorporated by reference to Schedule A of Form
BD
filed by CFBDS, Inc. pursuant to the Securities
Exchange Act of 1934 (SEC File No. 8-32417).

Item 28.  Location of Accounts and Records

(1) 	Smith Barney Investment Funds Inc.
	388 Greenwich Street
	New York, New York 10013

(2)	SSB Citi Fund Management LLC
	388 Greenwich Street
	New York, New York 10013

(3)	PNC Bank, National Association
	17th and Chestnut Streets
	Philadelphia, PA

(4)	The Chase Manhattan Bank
	Chase Metrotech Center
	Brooklyn, New York 11245

(5)	Smith Barney Private Trust Company
	388 Greenwich Street
	New York, New York  10013

(6)	PFPC Global Fund Services
	Exchange Place
	Boston, Massachusetts  02109

(7) 	CFBDS Inc.
21 Milk Street, 5th floor
Boston, Massachusetts 02109

Item 29. Management Services

	Not Applicable.

Item 30. Undertakings

Not applicable


SIGNATURES

Pursuant to the requirements of the Securities Act of
1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant, SMITH BARNEY
INVESTMENT FUNDS INC., has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, all in the City of New York, State of New York on the
10th day of March, 2000.

SMITH BARNEY INVESTMENT FUNDS INC.


By: /s/ Heath B. McLendon*
      Heath B. McLendon
      Chief Executive Officer


	WITNESS our hands on the date set forth
below.

	Pursuant to the requirements of the
Securities
Act of 1933, as amended, this Post-Effective
Amendment
to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature			Title
	Date

/s/ Heath B. McLendon	Chairman of the Board
	3/10/00
Heath B. McLendon		(Chief Executive Officer)

/s/ Lewis E. Daidone	 Senior Vice President
Lewis E. Daidone		 and Treasurer
	3/10/00
				(Chief Financial
				and Accounting Officer)

/s/ Paul R. Ades	*		Director
	3/10/00
Paul R. Ades

/s/ Herbert Barg*	 		Director
	3/10/00
Herbert Barg

/s/ Dwight B. Crane*		Director
	3/10/00
Dwight B. Crane

/s/ Frank Hubbard*		Director
	3/10/00
Frank Hubbard

 /s/ Jerome Miller**		Director
	3/10/00
Jerome Miller

/s/ Ken Miller*			Director
	3/10/00
Ken Miller


*Signed by Heath B. McLendon, their duly authorized attorney-in-fact, pursuant to power of attorney dated November 3, 1994.

**Signed by Heath B. McLendon, their duly authorized attorney-in-fact, pursuant to power of attorney dated April 15, 1998.


/s/ Heath B. McLendon
Heath B. McLendon

EXHIBITS


Exhibit No.			Description of Exhibit

Cover
(j) Auditor's Consent+
(n) Financial Data Schedule+
(p) Code of Ethics

+ To be filed by amendment